STATEMENT OF ADDITIONAL INFORMATION

                              DATED OCTOBER 2, 2006


            FLEXIBLE PAYMENT DEFERRED COMBINATION FIXED AND VARIABLE
                               ANNUITY CONTRACTS

                                   issued by:

                       THE SAGE VARIABLE ANNUITY ACCOUNT A
           AND VALLEY FORGE LIFE INSURANCE COMPANY (formerly issued by
                      SAGE LIFE ASSURANCE OF AMERICA, INC.)


                                                 Customer Service Center:
                                                 P.O. Box 290680
                                                 Wethersfield, CT  06129-0680
                                                 Telephone:  877-835-7243


This Statement of Additional Information expands upon subjects we discussed in the current Prospectus for the Flexible Payment Deferred Combination Fixed and Variable Annuity Contracts (the "Contracts") issued by Valley Forge Life Insurance Company ("we," "us," "our," "VFL," or the "Company"). You may obtain a copy of the Prospectus dated October 2, 2006 by calling 877-835-7243 (Toll Free) or by writing to our Customer Service Center at the above address. You may also obtain a copy of the Prospectus by accessing the Securities and Exchange Commission's website at http://www.sec.gov. The terms we used in the current Prospectus for the Contracts are incorporated into and made a part of this Statement of Additional Information.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS AND THE PROSPECTUSES FOR THE TRUSTS.



                       Statement of Additional Information

                                Table of Contents

                                                                      Page

Company. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4

Legal Opinions. . . . . . . . . . . . . . . . . . . . . . . . . . .     4

Distributor. . . . . . . . . . . . . . . . . . . . . . . . . . . .      5

Administration. . . . . . . . . . . . . . . . . . . . . . . . . .       6

Assignment. . . . . . . . . . . . . . . . . . . . . . . . . . . .       6

Change of Owner, Beneficiary, or Annuitant. . . . . . . . . . . .       6

Misstatement and Proof of Age, Sex or Survival. . . . . . . . . .       7

Incontestability. . . . . . . . . . . . . . . . . . . . . . . . .       7

Participation. . . . . . . . . . . . . . . . . . . . . . . . . .        7

Beneficiary Designation. . . . . . . . . . . . . . . . . . . . .        7

Tax Status of the Contracts. . . . . . . . . . . . . . . . . . .        7
   General. . . . . . . . . . . . . . . . . . . . . . . . . . . .       8
   Diversification Requirements. . . . . . . . . . . . . . . . .        8
   Owner Control. . . . . . . . . . . . . . . . . . . . . . . .         9
   Required Distributions from Non-Qualified Contracts. . . . . .       9
   Multiple Contracts. . . . . . . . . . . . . . . . . . . . . .        9
   Partial 1035 Exchanges. . . . . . . . . . . . . . . . . . . .       10
   Contracts Owned by Other Than Natural Persons. . . . . . . .        10
   Tax Treatment of Assignments or Transfer of Ownership. . . .        10
   Gifting a Contract. . . . . . . . . . . . . . . . . . . . . .       10
   Withdrawals - Investment Adviser Fees. . . . . . . . . . . .        11
   Income Tax Withholding. . . . . . . . . . . . . . . . . . . .       11
   Taxation of Death Benefit Proceeds. . . . . . . . . . . . . .       11
   Taxation of Withdrawals - Non-Qualified Contracts. . . . . .        12
   Delayed Annuity Payments. . . . . . . . . . . . . . . . . . .       13
   Qualified Contracts. . . . . . . . . . . . . . . . . . . . . .      13
   Qualified Plans. . . . . . . . . . . . . . . . . . . . . . . .      13
   Tax Treatment of Withdrawals - Qualified Contracts. . . . . .       15
   Hurricane Victims Tax Relief. . . . . . . . . . . . . . . . .       16
   Required Distributions. . . . . . . . . . . . . . . . . . . .       16

Calculation of Historical Performance Data. . . . . . . . . . .        17
   Money Market Sub-Account Yields. . . . . . . . . . . . . . .        17
   Other Variable Sub-Account Yields. . . . . . . . . . . . . .        18
   Average Annual Total Returns. . . . . . . . . . . . . . . .         19
   Other Total Returns. . . . . . . . . . . . . . . . . . . . .        20
   Effect of the Annual Administration Charge on Performance Data. .   21
   Use of Indexes. . . . . . . . . . . . . . . . . . . . . . . . . .   21
   Other Information. . . . . . . . . . . . . . . . . . . . . . . .    21

Income Payment Provisions. . . . . . . . . . . . . . . . . . . . .     21
 Amount of Fixed Income Payments. . . . . . . . . . . . . . . . . .    21
 Amount of Variable Income Payments. . . . . . . . . . . . . . . .     21
 Income Units. . . . . . . . . . . . . . . . . . . . . . . . . . .     22
 Income Unit Value. . . . . . . . . . . . . . . . . . . . . . . .      22
 Exchange of Income Units. . . . . . . . . . . . . . . . . . . .       23

Safekeeping of Account Assets. . . . . . . . . . . . . . . . . .       23

Other Information. . . . . . . . . . . . . . . . . . . . . . . .       24

Financial Statements. . . . . . . . . . . . . . . . . . . . . . .      24




                                     COMPANY

Valley Forge Life Insurance Company (the "Company" or "VFL"), is a wholly-owned subsidiary of Swiss Re Life & Health America Inc. ("SRLHA"). SRLHA is ultimately controlled by Swiss Reinsurance Company.

The Company is an Indiana corporation principally engaged in the administration of a closed block of life insurance and annuities. It is licensed in the District of Columbia, Puerto Rico and all states except New York.

As of September 30, 2006, Sage Life Assurance of America, Inc. ("Sage Life") was merged into one of its affiliates, VFL, with VFL surviving the merger, and all outstanding contracts of Sage Life became the obligations of VFL. Prior to September 30, 2006, the Contracts were issued by Sage Life. There have been no changes to your Contract or any of your benefits as a result of the merger. There have been no changes to The Sage Variable Annuity Account A as a result of the merger.

                                     EXPERTS

The financial statements of The Sage Variable Annuity Account A for the year ended December 31, 2005 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, an independent registered public accounting firm, on the authority of said firm as experts in auditing and accounting.

The statutory basis financial statements of Valley Forge Life Insurance Company for the year ended December 31, 2005 included in this Statement of Additional Information, have been so included in reliance on the reports of
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, an independent auditor, on the authority of said firm as experts in auditing and accounting.

The principal business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.

                                 LEGAL OPINIONS

All matters relating to applicable law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue Contracts, have been passed upon by Margaret Ashbridge.


                                   DISTRIBUTOR

SL Distributors, Inc. ("SL Distributors"), Park Central VIII, 12770 Merit Drive, Suite 600, Dallas, TX 75251, acts as the distributor for the Contracts. After giving effect to the merger of Sage Life into VFL, which was effective as of September 30, 2006, SL Distributors became a wholly-owned subsidiary of VFL. Prior to December 18, 2003, Sage Distributors, Inc. ("SDI") was the distributor of the Contracts. The Contracts are no longer offered for sale. However, VFL accepts new purchase payments on and processes transfers for, and provides administration for existing Contracts. Under arrangements made with certain broker-dealers, VFL may pay trail commissions on additional purchase payments received on the existing Contracts.

SDI had previously entered into selling agreements with other broker-dealers ("selling firms") and had compensated them for their services.

SL Distributors or SDI, as applicable, received sales compensation with respect to the Contracts in the Variable Account in the following amounts during the periods indicated:


                                                                                  Aggregate Amount of
                                                                                  Commissions Retained
                                    Aggregate Amount of                          By SL Distributors or SDI
                                    Commissions Paid to                             After Payments to
Fiscal Year                         SL Distributors or SDI                           Selling Firms*
------------------------------------------------------------------------------------------------------------------------------------


2003                                        $  151,612                                  $0
2004                                        $  131,586                                  $0
2005                                        $  136,427                                  $0

* SL Distributors or SDI, as applicable, passes through commissions to selling firms.

The following list sets forth the names of the firms that received compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts).

Ameritas Investment Corporation
Brecek & Young Advisors, Inc.
Commonwealth Financial
Continental Capital Investment Services, Inc.
CUSO Financial Services
FASI of TX, Inc
Financial Network Investment Corp.
First Allied Securities, Inc
Focus Insurance Agency
Granite Investment Services, Inc.
Horwitz & Associates, Inc.
Infinex Financial
Invest Financial Corp
Investors Capital Corporation
Linsco/Private Ledger, Corp
Locust Street Securities, Inc.
Piper Jaffray
PrimeVest Financial Services, Inc.
PrimeVest Insurance Agency of Texas, Inc.
QA3 Financial Corporation
Raymond James Financial Services
Resources Horizons Group, LLC.
Round Hill Securities, Inc.
Sammon Securities
Securities Equity Group
Securities Service Network, Inc.
South Trust Securities, Inc.
SWS Financial Services, Inc
United Securities Alliance, Inc.
UVEST Investment Services
Wachovia Securities, Inc.
Walnut Street Securities, Inc.
Washington Square Securities, Inc.
XCU Capital Corporation

                                 ADMINISTRATION

Alliance-One Services, Inc., 1290 Silas Dean Highway, Wethersfield, CT 06109, provides certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract records.

                                   ASSIGNMENT

You may assign your Contract at any time before the Income Date. No assignment will be binding on us unless we receive Satisfactory Notice. We will not be liable for any payments made or actions we take before we accept the assignment. An absolute assignment will revoke the interest of any revocable Beneficiary. We are not responsible for the validity of any assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

                   CHANGE OF OWNER, BENEFICIARY, OR ANNUITANT

During your lifetime and while your Contract is in force, you can transfer ownership of your Contract, change the Beneficiary, or change the Annuitant. However, you cannot change the Annuitant (a) if there is no Owner who is not a natural person, or (b) after the Income Date. To make any of these changes, you must send us Satisfactory Notice. If accepted, any change in Owner, Beneficiary, or Annuitant will take effect on the date you signed the notice. Any of these changes will not affect any payment made or action we took before our acceptance. A CHANGE IN OWNER MAY BE A TAXABLE EVENT AND MAY ALSO AFFECT THE AMOUNT OF DEATH BENEFIT PAYABLE UNDER YOUR CONTRACT.

                 MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex, or survival of any person upon whose age, sex, or survival any payments depend. If the age or sex of the Annuitant has been misstated, or if the age of the Owner has been misstated, the benefits will be those that the Account Value applied would have provided for the correct age and sex. If we have made incorrect income payments, we will pay the amount of any underpayments. We will deduct the amount of any overpayment from future income payments.

                                INCONTESTABILITY

Your Contract is incontestable from its Contract Date.

                                  PARTICIPATION

The Contracts do not participate in our surplus or profits, and we do not pay dividends on the Contracts.

                             BENEFICIARY DESIGNATION

This is as shown in the application or Confirmation Form. It includes the name of the Beneficiary and the order and method of payment. If you name "estate" as a Beneficiary, it means the executors or administrators of your estate. If you name "children" of a person as a Beneficiary, only children born to or legally adopted by that person as of an Owner's date of death will be included.

We may rely on an affidavit as to the ages, names, and other facts about all Beneficiaries. We will incur no liability if we act on such affidavit.


                           TAX STATUS OF THE CONTRACTS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, less withdrawals not previously taxed, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification Requirements

The Code requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

Required Distributions from Non-Qualified Contracts

In order to be treated as an annuity  contract for federal  income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. The requirement in (b) will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. If the Contract is owned by a non-natural person, the death of the Annuitant will be treated as death of the Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. An Owner may avoid this result by demonstrating that a "life event" such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Due to continuing uncertainty in this area, Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser's fees will be considered taxable distributions from the Contract.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

Certain  distributions  from  Contracts  qualified  under Code Section 401, Code
Section 403(b) or a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. Estate taxes may also apply.

Certain optional death benefits (see "Optional Rider Death Benefits" in the Prospectus) may be purchased under your Contract. The IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the Contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% tax penalty if the Owner is under age 59 1/2.

The death benefits offered under your Qualified Contract may be considered by the IRS as "incidental death benefits." The tax code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if your death benefits are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts.

Furthermore, federal tax law provides that the assets of an IRA (including Roth and SIMPLE IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or Account Value. The Contract offers some optional rider death benefits, which may exceed the greater of purchase payments or Account Value. If these death benefits are determined by the IRS as providing life insurance, The contract may not qualify as an IRA (including Roth and simple IRAs) which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the basis. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Delayed Annuity Payments

Although there is no guidance in the federal tax law as to when annuity payments must commence under a non-qualified contract, the IRS could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for federal tax purposes. If such was to occur, then the income under the contract could become currently taxable to the Owner.

Qualified Contracts

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some Qualified Plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Individual Retirement Annuities (IRAs). Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

SIMPLE IRAs

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the Qualified Contract. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), and 408 and 408A (Individual Retirement Annuities, including SIMPLE IRAs and Roth IRAs). The penalty is increased to 25% for distributions from a Simple IRA within the first two years of participation in the Plan. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an IRA made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an IRA made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an IRA. The exception stated in (c) above applies to an IRA without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Hurricane Victims Tax Relief

Recent tax law changes have been made regarding Qualified Contracts to provide victims of Hurricanes Katrina, Rita and Wilma with special tax relief for certain periods of time related to the tax treatment of withdrawals, the 10% penalty tax, recontribution of certain withdrawal amounts and the limitations applicable to loan amounts and repayments. Persons eligible for the special tax treatment are generally those whose principal residence was in the designated hurricane disaster area and who sustained an economic loss from the applicable hurricane. Owners should consult their own tax advisors regarding their eligibility for this tax relief.

Required Distributions

Generally, distributions from a qualified plan must commence no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The IRS has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which became effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of certain additional benefits under the contract, such as increased death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser. If you are required to take distributions from your Qualified Contract, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.

                   CALCULATION OF HISTORICAL PERFORMANCE DATA

Money Market Sub-Account Yields

From time to time, advertisements and sales literature may quote the current annualized yield of the Variable Sub-Account investing in the AIM V.I. Money Market Fund (Series I Shares) (the "Money Market Sub-Account") of the AIM Variable Insurance Funds for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund.

We compute the current annualized yield by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period, dividing such net change in Account Value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in Account Value reflects (1) net income from the Money Market Fund attributable to the hypothetical account; and (2) charges and deductions imposed under a Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the Asset-Based Charges. We calculate current yield according to the following formula:

Current Yield = ((NCS - ES)/UV) (365/7)

Where:

NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses attributable to the hypothetical account for the seven-day period.

UV =     the unit value for the first day of the seven-day period.

Effective Yield = (1+((NCS - ES)/UV))(365/7)-1

Where:

NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses attributable to the hypothetical account for the seven-day period.

UV =      the unit value for the first day of the seven-day period.

Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account is lower than the yield for the Money Market Fund. Yield calculations do not take into account the surrender charge that we assess on certain withdrawals and surrender of Account Value.

The current and effective yields on amounts held in the Money Market Sub-Account normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund and the Money Market Fund's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.

Other Variable Sub-Account Yields

We compute the yield by: 1) dividing the net investment income of the Fund attributable to the Variable Sub-Account units less expenses allocated to a Variable Sub-Account for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period; and then 3) compounding that yield for a six-month period; and then 4) multiplying that result by two (2). Expenses allocated to a Variable Sub-Account include the Asset-Based Charges. We calculate the 30-day or one-month yield according to the following formula:

      Yield =      2 x ((((NI - ES)/(U x UV)) + 1)(6)-1)

      Where:

NI = net income of the portfolio for the 30-day or one-month period attributable to the Variable Sub-Account's units.

ES = expenses of the Variable Sub-Account for the 30-day or one-month period.

U =          the average number of units outstanding.

UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Variable Sub-Account is lower than the yield for the corresponding Fund.

The yield on amounts invested in the Variable Sub-Accounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Variable
Sub-Account's actual yield is affected by the types and quality of securities held by the corresponding Fund and that Fund's operating expenses.

Yield calculations do not take into account the surrender charge that is assessed on certain withdrawals and surrenders of Account Value.

Average Annual Total Returns

From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Variable Sub-Accounts for various periods of time.

When a Variable Sub-Account or Fund has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Otherwise, average annual total return will be shown from inception of the Variable Sub-Account. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the Surrender Value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

We calculate standard average annual total returns using Variable Sub-Account unit values which we calculate on each Business Day based on the performance of the Variable Sub-Account's underlying Fund. The calculation assumes that annual Asset-Based Charges of 1.65% are deducted daily from the Variable Sub-Account. The calculation also assumes surrender of Account Value at the end of the period for the return quotation. We will include standard average annual total return with the optional benefit charges and without the optional benefit charges. We calculate the total return according to the following formula:


                             n
                     P(1 + T)  = ERV

Where:

     P =    a hypothetical initial payment of $1000
     T =    average annual total return
     n =    number of years
   ERV =    ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof);

The total return figures will reflect the deduction of all the charges discussed above including fund management and operating expenses (including 12b-1 fees where applicable), and will reflect surrender charges because we will assume that you make a complete surrender at the end of the time period. The returns will present a comparison of the least and most expensive combination of optional riders. The least expensive assumes the Contract owner elects no riders. The most expensive includes the costs for the Accidental Death Benefit, Enhanced Guaranteed Minimum Death Benefit, Earnings Enhancement Death Benefit, Enhanced Guaranteed Minimum Income Benefit and Guaranteed Minimum Account Value Benefit. (These charges, deducted monthly, apply only when elected by the contract owner.)

We may also show non-standard average annual total returns. These returns may be calculated the same way as standard average total returns, except that the surrender charge and the optional rider charges will not be included in the calculations, or they may just show underlying fund fees and expenses. The performance will assume the deduction of the Asset-Based Charges, and fund management and operating expenses (including 12b-1 fees where applicable), but will not include the surrender charge or optional rider charges.

Other Total Returns

We may disclose cumulative total returns in conjunction with the standard formats described above. We will calculate the cumulative total returns using the following formula:

      CTR = (ESV/P) - 1

      Where:

      CTR = The cumulative total return for the period.

     ESV = The ending Surrender Value of the hypothetical investment at the end of the period net of recurring charges.

        P = A hypothetical single payment of $1,000.

Effect of the Annual Administration Charge on Performance Data

The Contracts provide for a $40 Annual Administration Charge (waived for Contracts with Account Value of at least $50,000, or beginning on and after the eighth Contract Year) that is deducted from the Sub-Accounts proportionately. For purposes of reflecting the Annual Administration Charge in yield and total return quotations, the average Account Value is assumed to be $30,000, so that the annual administration charge is .1333%. Use of Indexes

From time to time, we may present the performance of certain historical indexes in advertisements or sales literature. We may compare the performance of these indexes to the performance of certain Variable Sub-Accounts or Funds, or we may present without such a comparison.

Other Information

The Company may periodically provide investment results or other data relative to one or more of the Variable Sub-Accounts in various publications.

                            INCOME PAYMENT PROVISIONS

Amount of Fixed Income Payments

On the Income Date, the amount you have chosen to apply to provide fixed income payments will be applied under the income plan you have chosen. The monthly income payment factor in effect on the Income Date times that amount and then divided by $1,000 will be the dollar amount of each monthly payment. Each of these payments are guaranteed and remain level throughout the period you selected.

The monthly income payment factor used to determine the amount of the fixed income payments will not be less than the guaranteed minimum monthly income payment factor shown in your Contract.

Amount of Variable Income Payments

These payments will vary in amount. The dollar amount of each payment attributable to each Variable Sub-Account is the number of Income Units for each Variable Sub-Account times the Income Unit value of that Sub-Account. The sum of the dollar amounts for each Variable Sub-Account is the amount of the total variable income payment. We will determine the Income Unit values for each payment no earlier than five Business Days preceding the due date of the variable income payment (except for Income Payment Option 4, which we determine on the due date). We guarantee the payment will not vary due to changes in mortality or expenses.

Income Units

On the Income Date, the number of Income Units for an applicable Variable Sub-Account is determined by multiplying (1) by (2), dividing the result by (3), and then dividing that result by (4) where:

     (1)       is the amount you have chosen to allocate to that Variable
               Sub-Account;

     (2)       is the monthly income payment factor for the income plan chosen;

     (3)       is $1,000; and

     (4) is the Income Unit value for the Variable Sub-Account for the Valuation Period ending on that date.

Income Unit Value

We calculate the value of an Income Unit at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. The Income Unit value for a Variable Sub-Account's first Business Day was set at $10. After that, we determine the Income Unit value for every Business Day by multiplying (a) by (b), and then dividing by (c) where:

     (a)   is the Income Unit value for the immediately preceding Valuation
           Period;

     (b) is the "net investment factor" (as described in the prospectus) for the Variable Sub-Account for the Valuation Period for which the value is being determined; and

     (c) is the daily equivalent of the assumed investment rate that you have selected and that is shown in your Contract for the number of days in the Valuation Period.

Illustration of Calculation Of Income Unit Value


1. Net Investment Factor . . . . . . . . . . . . . . . . . . . .. . . . . . 1.00022253

2. Income Unit value for the immediately preceding Valuation Period.. . . . 10.00000000

3. Daily equivalent of the assumed investment rate for the number of days in the Valuation Period (assuming you select 3%)=(1.03(1/365).). . . .1.00008099

4. Income Unit value for current Valuation Period
     [(1) x (2)]/(3). . . . . . . . . . . . . . . . . . . . . . . . . . . . 10.00141533

Illustration of Variable Income Payments

1. Number of Accumulation Units . . . . . . . . . . . . . . . . . . . . . .. . 1,000

2. Accumulation Unit value. . . . . . . . . . . . . . . . . . . . . . . . ..10.0026116

3. Account Value (1) x (2). . . . . . . . . . . . . . . . . . . . . . . . . 10,002.61

4. Minimum monthly income payment factor per $1,000 applied. . . . . . . . . . .10.50

5. First monthly variable income payment [(3) x (4)]/$1,000. . . . . . . .  . . 105.03

6. Income Unit value. . . . . . . . . . . . . . . . . . . . . . . . . . . .. 10.00141533

7. Number of Income Units (5)/(6). . . . . . . . . . . . . . . . . . . . . . 10.50151

8. Assume Income Unit value at the end of the second month is . . . . . . . . . 10.05

9. Second monthly variable income payment (7) x (8). . . . . . . . . . . .  . . 105.54

10. Assume Income Unit value at the end of the third month is. . . . . . .  . . 10.10

11. Third monthly variable income payment (7) x (10). . . . . . . . . . . . . .106.07

Exchange of Income Units

After the Income Date, if there is an exchange of value of a designated number of Income Units of particular Variable Sub-Accounts into other Income Units, the value will be such that the dollar amount of the income payment made on the date of exchange will be unaffected by the exchange.

                          SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our General Account assets and from the assets in any other separate account. We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.


                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

     The financial statements for the Company and for the Variable Account are provided below.







THE SAGE VARIABLE ANNUITY ACCOUNT A

SAGE LIFE ASSURANCE OF AMERICA, INC.

Years ended December 31, 2005 and 2004
with Report of Independent Registered Public Accounting Firm

                       The Sage Variable Annuity Account A

                      Sage Life Assurance of America, Inc.

                                December 31, 2005



                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................2

Audited Financial Statements

Statements of Assets and Liabilities.........................................3-7
Statements of Operations....................................................8-11
Statements of Changes in Net Assets........................................12-22
Notes to Financial Statements..............................................23-40

PRICEWATERHOUSECOOPERS [LOGO]

--------------------------------------------------------------------------------
                                                 PRICEWATERHOUSECOOPERS LLP
                                                 PricewaterhouseCoopers Center
                                                 300 Madison Avenue
                                                 New York NY 10017
                                                 Telephone (646) 471 3000
                                                 Facsimile (813) 286 6000

             Report of Independent Registered Public Accounting Firm


To the Board of Directors of Sage Life Assurance of America, Inc. and the Contractholders of The Sage Variable Annuity Account A:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts which comprise The Sage Variable Annuity Account A (the "Variable Account") at December 31, 2005, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion. The financial highlights of the Variable Account for each of the three years in the period ended December 31, 2003, were audited by another independent registered public accounting firm whose report, dated April 2, 2004, expressed an unqualified opinion on those statements.


/s/PricewaterhouseCoopers LLP


New York, New York
April 27, 2006

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                       THE SAGE VARIABLE ANNUITY ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                             AS OF DECEMBER 31, 2005


                              ------------------------------------------------------------------------------------------------------
                                                    AIM VI
                              AIM VI GOVERNMENT   GOVERNMENT       AIM VI CORE      AIM VI CORE    AIM VI PREMIER        AIM VI
                                  SECURITIES      SECURITIES      EQUITY GROWTH    EQUITY GROWTH       EQUITY        PREMIER EQUITY
                                   SERIES I        SERIES II         SERIES I        SERIES II        SERIES I          SERIES II
                              ------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at fair value  $    1,914,678   $    2,032,391    $    1,218,655   $   1,551,298    $   4,526,809    $      254,807
                              ------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                   1,914,678        2,032,391         1,218,655       1,551,298        4,526,809           254,807
                              ------------------------------------------------------------------------------------------------------

LIABILITIES                                 -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                      -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------
NET ASSETS                     $    1,914,678   $    2,032,391    $    1,218,655   $   1,551,298    $   4,526,809    $      254,807
                              ======================================================================================================

ASSET 1***, ASSET 2***
Units outstanding*                     26,347                -            42,944               -           63,762                 -
Unit value                     $        13.45   $            -    $         8.91   $           -    $        8.92    $            -

ASSET 1**, ASSET 2**, CHOICE
Units outstanding*                    123,798           91,276           100,344          58,563          295,836             6,074
Unit value                     $        12.60   $        10.68    $         8.33   $       12.29    $        8.32    $         9.67

PLUS
Units outstanding*                          -           60,227                 -          46,568           87,449            13,135
Unit value                     $            -   $        10.59    $            -   $       12.18    $       12.75    $         9.59

FREEDOM
Units outstanding*                          -           15,333                 -           8,820           11,761             1,180
Unit value                     $            -   $        10.61    $            -   $       12.21    $       12.76    $         9.61

SELECT
Units outstanding*                          -           23,953                 -          12,666           17,874             6,230
Unit value                     $            -   $        10.56    $            -   $       12.15    $       12.73    $         9.57

SUPPLEMENTAL INFORMATION:
   Investments, at cost        $    1,977,679   $    2,115,564    $      967,318   $   1,252,678    $   3,708,915    $      206,703
                              ======================================================================================================
   Shares held                        161,304          172,091            51,968          66,494          202,814            11,488
                              ======================================================================================================



                                  AIM VI             AIM VI           AIM VI           AIM VI           AIM VI         AIM VI
                               INTERNATIONAL     INTERNATIONAL     MONEY MARKET        GROWTH         TECHNOLOGY      FINANCIAL
                              GROWTH SERIES I   GROWTH SERIES II     SERIES I         SERIES I         SERIES I    SERVICES SERIES I
                              ------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at fair value  $    2,010,974   $    3,066,093    $    8,053,888   $     521,626    $   3,208,794   $    2,701,788
                              ------------------------------------------------------------------------------------------------------
          TOTAL ASSETS              2,010,974        3,066,093         8,053,888         521,626        3,208,794        2,701,788
                              ------------------------------------------------------------------------------------------------------

LIABILITIES                                 -                -                 -               -                -                -
                              ------------------------------------------------------------------------------------------------------
          TOTAL LIABILITIES                 -                -                 -               -                -                -
                              ------------------------------------------------------------------------------------------------------

NET ASSETS                     $    2,010,974   $    3,066,093    $    8,053,888   $     521,626    $   3,208,794   $    2,701,788
                              ======================================================================================================

ASSET 1***, ASSET 2***
Units outstanding*                     36,160                -           130,181           2,158                -                -
Unit value                     $        14.34   $            -    $        10.36   $       11.65    $           -   $            -

ASSET 1**, ASSET 2**, CHOICE
Units outstanding*                    109,878           84,809           412,045          35,771          229,550           98,653
Unit value                     $        13.58   $        15.18    $         9.98   $       11.38    $        5.65   $        11.62

PLUS
Units outstanding*                          -           84,252           177,131           4,943           77,803           53,940
Unit value                     $            -   $        15.05    $         9.92   $       11.34    $        9.68   $        12.76

FREEDOM
Units outstanding*                          -            7,797            17,260             758           13,999            8,524
Unit value                     $            -   $        15.08    $         9.93   $       11.35    $        9.70   $        12.78

SELECT
Units outstanding*                          -           25,846            62,696           2,097          106,015           59,478
Unit value                     $            -   $        15.02    $         9.91   $       11.33    $        9.65   $        12.73

SUPPLEMENTAL INFORMATION:

   Investments, at cost        $    1,221,410   $    1,947,555    $    8,053,888   $     444,557    $   2,783,175   $    2,241,331
                             =======================================================================================================

   Shares held                         86,792          133,308         8,053,888          30,239          252,860          176,934
                             =======================================================================================================

*    Units outstanding rounded to nearest whole unit.
** For contracts purchased on or after May 1, 2001, Asset-Based charges are deductible daily as a percentage of the assets of the Variable Account.
*** For contracts purchased prior May 1, 2001, Asset-Based charges are deductible on a monthly basis.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                       THE SAGE VARIABLE ANNUITY ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                             AS OF DECEMBER 31, 2005


                              ------------------------------------------------------------------------------------------------------
                               AIM VI HEALTH    ALGER AMERICAN     ALGER AMERICAN   ALGER AMERICAN  COLONIAL SMALL    COLUMBIA
                                  SCIENCES         INCOME &             SMALL           MIDCAP        CAP VALUE     INTERNATIONAL
                                  SERIES I        GROWTH CIO     CAPITALIZATION CIO   GROWTH CIO      VS CLASS A   FUND VS CLASS A
                              ------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at fair value  $      865,770   $    1,001,431    $    1,995,827   $   2,637,478    $      45,732    $        2,112
                              ------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                     865,770        1,001,431         1,995,827       2,637,478           45,732             2,112
                              ------------------------------------------------------------------------------------------------------

LIABILITIES                                 -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                      -                -                 -               -                -                 -

NET ASSETS                     $      865,770   $    1,001,431    $    1,995,827   $   2,637,478    $      45,732    $        2,112
                              ======================================================================================================

ASSET 1***, ASSET 2***
Units outstanding*                          -           12,027            29,137          21,866            1,682               121
Unit value                     $            -   $        11.73    $         8.71   $       16.69    $       27.19    $        17.44

ASSET 1**, ASSET 2**, CHOICE
Units outstanding*                     58,472           52,085           135,889          96,654                -                 -
Unit value                     $        10.85   $        11.01    $         8.27   $       16.27    $           -    $            -

PLUS
Units outstanding*                     15,371           23,325            32,273          45,019                -                 -
Unit value                     $        10.91   $        10.07    $        15.22   $       13.69    $           -    $            -

FREEDOM
Units outstanding*                      1,695            1,848             3,754           2,356                -                 -
Unit value                     $        10.94   $        10.10    $        15.25   $       13.71    $           -    $            -

SELECT
Units outstanding*                      4,101            3,331             4,474           3,727                -                 -
Unit value                     $        10.89   $        10.05    $        15.19   $       13.66    $           -    $            -

SUPPLEMENTAL INFORMATION:
     Investments, at cost      $      635,966   $      836,060    $    1,225,351   $   1,833,446    $      28,675    $        1,666
                              ======================================================================================================

     Shares held                       42,357           97,416            84,283         120,433            2,561               983
                              ======================================================================================================



                                  COLUMBIA      COLUMBIA HIGH     LIBERTY ASSET   LIBERTY GROWTH       MFS/VIT        MFS/VIT HIGH
                                 LARGE CAP     YIELD SECURITIES   ALLOCATION VS      & INCOME          UTILITY       INCOME SERIES
                                GROWTH FUND       VS CLASS A         CLASS A        VS CLASS A         SERIES        SERVICE CLASS
                              ------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at fair value  $       29,632   $        2,070    $       11,501   $      24,945    $     342,198    $    1,027,690
                              ------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                      29,632            2,070            11,501          24,945          342,198         1,027,690
                              ------------------------------------------------------------------------------------------------------

LIABILITIES                                 -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                      -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------

NET ASSETS                     $       29,632   $        2,070    $       11,501   $      24,945    $     342,198    $    1,027,690
                              ======================================================================================================

ASSET 1***, ASSET 2***
Units outstanding*                      4,441              174               984           1,965                -                 -
Unit value                     $         6.67   $        11.91    $        11.68   $       12.69    $           -    $            -

ASSET 1**, ASSET 2**, CHOICE
Units outstanding*                          -                -                 -               -            6,726            27,537
Unit value                     $            -   $            -    $            -   $           -    $       15.88    $        12.43

PLUS
Units outstanding*                          -                -                 -               -            6,926            35,296
Unit value                     $            -   $            -    $            -   $           -    $       15.76    $        12.33

FREEDOM
Units outstanding*                          -                -                 -               -            2,213             1,235
Unit value                     $            -   $            -    $            -   $           -    $       15.79    $        12.36

SELECT
Units outstanding*                          -                -                 -               -            5,791            19,090
Unit value                     $            -   $            -    $            -   $           -    $       15.73    $        12.31

SUPPLEMENTAL INFORMATION:
     Investments, at cost      $       35,658   $        1,965    $       10,041   $      21,245    $     241,717    $    1,039,797
                              ======================================================================================================

     Shares held                        1,197              211               747           1,482           14,525           104,866
                              ======================================================================================================

*    Units outstanding rounded to nearest whole unit.
** For contracts purchased on or after May 1, 2001, Asset-Based charges are deductible daily as a percentage of the assets of the Variable Account.
*** For contracts purchased prior May 1, 2001, Asset-Based charges are deductible on a monthly basis.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                       THE SAGE VARIABLE ANNUITY ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                             AS OF DECEMBER 31, 2005

                              ------------------------------------------------------------------------------------------------------
                                   MFS/VIT          MFS/VIT           MFS/VIT         MFS/VIT      MVS/VIT CAPITAL       MORGAN
                                 INVESTMENTS       RESEARCH        TOTAL RETURN     HIGH INCOME     OPPORTUNITIES       STANLEY
                                TRUST SERIES        SERIES            SERIES          SERIES           SERIES          UIF VALUE
                              ------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at fair value  $    1,725,353   $      464,139    $    4,764,698   $   3,931,660    $     623,458    $    1,440,145
                              ------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                   1,725,353          464,139         4,764,698       3,931,660          623,458         1,440,145
                              ------------------------------------------------------------------------------------------------------

LIABILITIES                                 -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                      -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------

NET ASSETS                     $    1,725,353   $      464,139    $    4,764,698   $   3,931,660    $     623,458    $    1,440,145
                              ======================================================================================================

ASSET 1***, ASSET 2***
Units outstanding*                     14,570           13,735            25,423          15,040            6,483             1,327
Unit value                     $        10.15   $         9.63    $        14.45   $       13.04    $        8.53    $        16.21

ASSET 1**, ASSET 2**, CHOICE
Units outstanding*                    108,392           31,997           247,223         144,895           56,461            73,515
Unit value                     $         9.47   $         9.00    $        13.50   $       12.25    $        8.09    $        15.05

PLUS
Units outstanding*                     35,183            2,834            54,043         132,220            9,996            16,297
Unit value                     $        11.32   $        11.92    $        12.28   $       13.29    $       10.79    $        13.01

FREEDOM
Units outstanding*                      4,013              320             4,255           3,283                -             2,571
Unit value                     $        11.34   $        11.94    $        12.31   $       13.32    $           -    $        13.04

SELECT
Units outstanding*                      9,105              521            28,067          11,868              337             5,110
Unit value                     $        11.29   $        11.89    $        12.25   $       13.26    $       10.77    $        12.98

SUPPLEMENTAL INFORMATION:
   Investments, at cost        $    1,300,040   $      339,778    $    4,269,973   $   3,926,946    $     503,679    $    1,159,049
                              ======================================================================================================

   Shares held                         89,443           28,284           230,290         398,345           45,541            99,389
                              ======================================================================================================



                                   MORGAN           MORGAN           MORGAN         OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                   STANLEY          STANLEY          STANLEY          CAPITAL          GLOBAL           MAIN ST
                                 UIF GLOBAL         UIF US           UIF US        APPRECIATION      SECURITIES        SMALL CAP
                                VALUE EQUITY    MID CAP VALUE      REAL ESTATE        FUND VA        VA CLASS 2         FUND VA
                              ------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at fair value  $      958,871   $    2,210,107    $    1,192,243   $   4,079,722    $     139,221    $    1,486,791
                              ------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                     958,871        2,210,107         1,192,243       4,079,722          139,221         1,486,791
                              ------------------------------------------------------------------------------------------------------

LIABILITIES                                 -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                      -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------

NET ASSETS                     $      958,871   $    2,210,107    $    1,192,243   $   4,079,722    $     139,221    $    1,486,791
                              ======================================================================================================

ASSET 1***, ASSET 2***
Units outstanding*                      3,162           11,074                 -          29,613                -            13,888
Unit value                     $        14.49   $        17.68    $            -   $       12.95    $           -    $        20.70

ASSET 1**, ASSET 2**, CHOICE
Units outstanding*                     39,942           73,329            20,848         218,571            5,117            42,015
Unit value                     $        13.47   $        16.85    $        18.99   $       12.33    $       14.04    $        19.94

PLUS
Units outstanding*                     26,628           35,740            14,486          79,109            2,633            14,658
Unit value                     $        12.58   $        14.20    $        18.85   $       11.16    $       13.93    $        17.15

FREEDOM
Units outstanding*                      1,484            4,632             1,949             953                                593
Unit value                     $        12.60   $        14.23    $        18.89   $       11.18    $                $        17.18

SELECT
Units outstanding*                      1,718           14,436            25,807           9,735            2,208             5,815
Unit value                     $        12.55   $        14.17    $        18.82   $       11.14    $       13.90    $        17.11

SUPPLEMENTAL INFORMATION:
   Investments, at cost        $      891,075   $    1,496,897    $      801,484   $   3,515,676    $     114,249    $      985,511
                              ======================================================================================================

   Shares held                         64,484          117,872            51,657         105,912            4,198            86,542
                              ======================================================================================================

*    Units outstanding rounded to nearest whole unit.
** For contracts purchased on or after May 1, 2001, Asset-Based charges are deductible daily as a percentage of the assets of the Variable Account.
*** For contracts purchased prior May 1, 2001, Asset-Based charges are deductible on a monthly basis.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                       THE SAGE VARIABLE ANNUITY ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                             AS OF DECEMBER 31, 2005


                              ------------------------------------------------------------------------------------------------------
                                 OPPENHEIMER      OPPENHEIMER          RYDEX           RYDEX            RYDEX             RYDEX
                                  CORE BOND        CORE BOND           BASIC           ENERGY         FINANCIAL           HEALTH
                               FUND VA CLASS 2      FUND VA          MATERIALS        SERVICES         SERVICES            CARE
                              ------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at fair value  $    2,064,804   $    4,148,456    $       12,240   $      62,833    $       1,246    $    1,769,903
                              ------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                   2,064,804        4,148,456            12,240          62,833            1,246         1,769,903
                              ------------------------------------------------------------------------------------------------------

LIABILITIES                                 -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                      -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------

NET ASSETS                     $    2,064,804   $    4,148,456    $       12,240   $      62,833    $       1,246    $    1,769,903
                              ======================================================================================================

ASSET 1***, ASSET 2***
Units outstanding*                          -           22,509                 -               -                -                 -
Unit value                     $            -   $        14.22    $            -   $           -    $           -    $            -

ASSET 1**, ASSET 2**, CHOICE
Units outstanding*                     34,017          185,458                 -           2,009                -            56,165
Unit value                     $        11.85   $        13.27    $            -   $       16.12    $           -    $        11.78

PLUS
Units outstanding*                     63,687           85,583               930             983                -            37,072
Unit value                     $        11.76   $        11.49    $        12.51   $       16.00    $           -    $        11.70

FREEDOM
Units outstanding*                      6,157           13,848                                 -                -             8,020
Unit value                     $        11.78   $        11.51    $                $           -    $           -    $        11.72

SELECT
Units outstanding*                     71,544           19,349                47             920              107            49,690
Unit value                     $        11.74   $        11.46    $        12.49   $       15.97    $       11.63    $        11.67

SUPPLEMENTAL INFORMATION:
   Investments, at cost        $    2,064,592   $    4,147,170    $       11,889   $      35,261    $       1,148    $    1,320,753
                              ======================================================================================================
   Shares held                        185,184          370,729               439           2,032               43            62,829
                              ======================================================================================================



                                                     RYDEX                                                               RYDEX
                                                   PRECIOUS           RYDEX            RYDEX            RYDEX           CONSUMER
                                RYDEX LEISURE        METAL          RETAILING   TELECOMMUNICATIONS  TRANSPORTATION      PRODUCTS
                              ------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at fair value  $      135,700   $      387,969    $    1,788,979   $     225,682    $     952,874    $      834,441
                              ------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                     135,700          387,969         1,788,979         225,682          952,874           834,441
                              ------------------------------------------------------------------------------------------------------

LIABILITIES                                 -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                      -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------
NET ASSETS                     $      135,700   $      387,969    $    1,788,979   $     225,682    $     952,874    $      834,441
                              ======================================================================================================

ASSET 1***, ASSET 2***
Units outstanding*                          -                -                 -               -                -                 -
Unit value                     $            -   $            -    $            -   $           -    $           -    $            -

ASSET 1**, ASSET 2**, CHOICE
Units outstanding*                      3,500           10,241            60,940           6,506           24,808            24,292
Unit value                     $        11.56   $        15.01    $        11.24   $       11.95    $       13.07    $        11.45

PLUS
Units outstanding*                      5,109            4,955            37,475           4,841           20,106            20,831
Unit value                     $        11.47   $        14.90    $        11.16   $       11.86    $       12.97    $        11.37

FREEDOM
Units outstanding*                         46            1,238             6,600           1,348            5,440             5,328
Unit value                     $        11.49   $        14.93    $        11.18   $       11.88    $       12.99    $        11.39

SELECT
Units outstanding*                      3,154            9,538            54,865           6,287           22,914            22,782
Unit value                     $        11.45   $        14.87    $        11.14   $       11.84    $       12.94    $        11.35

SUPPLEMENTAL INFORMATION:
       Investments, at cost    $      138,721   $      324,422    $    1,559,564   $     212,159    $     719,613    $      710,928
                              ======================================================================================================

       Shares held                      6,179           37,449            64,236          11,998           29,193            26,381
                              ======================================================================================================

*    Units outstanding rounded to nearest whole unit.
** For contracts purchased on or after May 1, 2001, Asset-Based charges are deductible daily as a percentage of the assets of the Variable Account.
*** For contracts purchased prior May 1, 2001, Asset-Based charges are deductible on a monthly basis.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                       THE SAGE VARIABLE ANNUITY ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                             AS OF DECEMBER 31, 2005


                              ------------------------------------------------------------------------------------------------------
                                                T. ROWE PRICE     T. ROWE PRICE    T. ROWE PRICE   VAN KAMPEN LIT
                                                MID-CAP GROWTH  PERSONAL STRATEGY  EQUITY INCOME      EMERGING       VAN KAMPEN LIT
                                RYDEX ENERGY      PORTFOLIO       BAL PORTFOLIO      PORTFOLIO         GROWTH        GROWTH & INCOME
                              ------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at fair value  $      993,124   $      670,500    $      187,977   $     700,444    $     238,766    $    1,429,169
                              ------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                     993,124          670,500           187,977         700,444          238,766         1,429,169
                              ------------------------------------------------------------------------------------------------------

LIABILITIES                                 -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                      -                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------

NET ASSETS                     $      993,124   $      670,500    $      187,977   $     700,444    $     238,766    $    1,429,169
                              ======================================================================================================

ASSET 1***, ASSET 2***
Units outstanding*                          -            9,806             2,019           5,505                -                 -
Unit value                     $            -   $        19.83    $        14.56   $       15.48    $           -    $            -

ASSET 1**, ASSET 2**, CHOICE
Units outstanding*                     22,862           25,039            11,616          42,846           11,442            46,916
Unit value                     $        17.42   $        19.01    $        13.65   $       14.36    $        9.90    $        13.70

PLUS
Units outstanding*                     13,154                -                 -               -            3,332            47,270
Unit value                     $        17.29   $            -    $            -   $           -    $        9.82    $        13.59

FREEDOM
Units outstanding*                      1,873                -                 -               -            1,692             2,662
Unit value                     $        17.32   $            -    $            -   $           -    $        9.84    $        13.61

SELECT
Units outstanding*                     19,368                -                 -               -            7,763             7,934
Unit value                     $        17.25   $            -    $            -   $           -    $        9.80    $        13.56

SUPPLEMENTAL INFORMATION:
       Investments, at cost    $      607,593   $      476,311    $      145,991   $     577,733    $     189,955    $    1,104,633
                              ======================================================================================================

       Shares held                     25,335           26,243            10,211          32,145            8,586            69,852
                              ======================================================================================================

*    Units outstanding rounded to nearest whole unit.
** For contracts purchased on or after May 1, 2001, Asset-Based charges are deductible daily as a percentage of the assets of the Variable Account.
*** For contracts purchased prior May 1, 2001, Asset-Based charges are deductible on a monthly basis.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                       THE SAGE VARIABLE ANNUITY ACCOUNT A

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2005


                              ------------------------------------------------------------------------------------------------------
                                   AIM VI           AIM VI
                                 GOVERNMENT       GOVERNMENT       AIM VI CORE      AIM VI CORE
                                 SECURITIES       SECURITIES      EQUITY GROWTH    EQUITY GROWTH    AIM VI PREMIER   AIM VI PREMIER
                                  SERIES I        SERIES II          SERIES I        SERIES II     EQUITY SERIES I  EQUITY SERIES II
                              ------------------------------------------------------------------------------------------------------
                              ------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income              $       62,302   $       61,998    $       18,215   $      19,408    $      37,930    $        1,613
                              ------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME            62,302           61,998            18,215          19,408           37,930             1,613
                              ------------------------------------------------------------------------------------------------------

Expenses:
  Mortality, expense risk and
  administrative charges               30,167           41,560            19,226          28,095           78,999             4,783
                              ------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                       30,167           41,560            19,226          28,095           78,999             4,783
                              ------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME
    (LOSS)                     $       32,135   $       20,438    $       (1,011)  $      (8,687)   $     (41,069)   $       (3,170)
                              ------------------------------------------------------------------------------------------------------


Realized and unrealized
gains (losses) on investments:
  Net realized gains (losses)  $      (22,506)  $      (36,421)   $       91,430   $     150,603    $     296,097    $       12,508
  Realized gain distributions               -                -                 -               -                -                 -
  Net unrealized gains
  (losses)                             (5,942)           5,947           (44,880)        (97,693)         (96,827)           (1,100)
                              ------------------------------------------------------------------------------------------------------

  NET REALIZED AND UNREALIZED
  INVESTMENT GAINS (LOSSES)           (28,448)         (30,474)           46,550          52,910          199,270            11,408
                              ------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS            $        3,687   $      (10,036)   $       45,539   $      44,223    $     158,201    $        8,238
                              ======================================================================================================
                              ------------------------------------------------------------------------------------------------------


                                   AIM VI           AIM VI                                                               AIM VI
                                INTERNATIONAL    INTERNATIONAL     AIM VI MONEY       AIM VI           AIM VI           FINANCIAL
                                   GROWTH           GROWTH            MARKET          GROWTH         TECHNOLOGY         SERVICES
                                  SERIES I         SERIES II         SERIES I        SERIES I         SERIES I          SERIES I
                              ------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income              $       12,390   $       16,958    $      226,631   $           -    $           -    $       36,000
                              ------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME            12,390           16,958           226,631               -                -            36,000
                              ------------------------------------------------------------------------------------------------------
Expenses:
  Mortality, expense risk and
  administrative charges               29,991           51,804           144,975           8,706           61,160            48,565
                              -----------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                       29,991           51,804           144,975           8,706           61,160            48,565
                              ------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME
    (LOSS)                     $      (17,601)  $      (34,846)   $       81,656   $      (8,706) $       (61,160)   $      (12,565)
                              ------------------------------------------------------------------------------------------------------


Realized and unrealized
gains (losses) on investments:
  Net realized gains (losses)  $      289,448   $      453,152    $            -   $      15,951  $       266,210    $      196,911
  Realized gain distributions               -                -                 -               -                -                 -
  Net unrealized gains                 35,281           15,880                 -          15,425         (219,638)          (90,998)
  (losses)                    ------------------------------------------------------------------------------------------------------

  NET REALIZED AND UNREALIZED
  INVESTMENT GAINS (LOSSES)           324,729          469,032                 -          31,376           46,572          105,913
                              ------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS            $      307,128   $      434,186    $       81,656   $      22,670    $     (14,588)   $        93,348
                              ======================================================================================================
                              ------------------------------------------------------------------------------------------------------


                                   AIM VI       ALGER AMERICAN    ALGER AMERICAN   ALGER AMERICAN      COLONIAL         COLONIAL
                                   HEALTH          INCOME &           SMALL            MIDCAP         SMALL CAP        STRATEGIC
                                  SCIENCES         GROWTH         CAPITALIZATION       GROWTH          VALUE VS        INCOME VS
                                  SERIES I           CIO               CIO              CIO            CLASS A          CLASS A
                              ------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income              $            -   $       12,322    $            -   $           -    $           -    $            -
                              ------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                 -           12,322                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------
Expenses:
  Mortality, expense risk and
  administrative charges               13,478           17,613            33,496          43,454              610                 4
                              ------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                       13,478           17,613            33,496          43,454              610                 4
                              ------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME
    (LOSS)                     $      (13,478)  $       (5,291)   $      (33,496)  $     (43,454)   $        (610)   $           (4)


Realized and unrealized       ------------------------------------------------------------------------------------------------------
gains (losses) on investments:
  Net realized gains (losses)  $       39,229   $      108,626    $      364,805   $     243,997    $         199    $           55
  Realized gain distributions               -                -                 -         106,538               90                 -
  Net unrealized gains                 25,175          (92,947)          (44,686)       (105,467)           2,150               (56)
  (losses)                    ------------------------------------------------------------------------------------------------------

  NET REALIZED AND UNREALIZED
  INVESTMENT GAINS (LOSSES)            64,404           15,679           320,119         245,068            2,439                (1)
                              ------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                    50,926   $       10,388    $      286,623   $     201,614    $       1,829    $           (5)
                              ======================================================================================================


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                       THE SAGE VARIABLE ANNUITY ACCOUNT A

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2005


                              ------------------------------------------------------------------------------------------------------
                                 COLUMBIA          COLUMBIA          COLUMBIA         LIBERTY          LIBERTY
                               INTERNATIONAL       LARGE CAP        HIGH YIELD         ASSET          GROWTH &          MFS/VIT
                                  FUND VS           GROWTH         SECURITIES VS   ALLOCATION VS      INCOME VS         UTILITY
                                  CLASS A            FUND            CLASS A          CLASS A          CLASS A          SERIES
                              ------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income              $            -   $          177    $            -   $         276    $           -    $        1,778
                              ------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                 -              177                 -             276                -             1,778
                              ------------------------------------------------------------------------------------------------------
Expenses:
  Mortality, expense risk and
  administrative charges                   79              428                96             154              336             6,626
                              ------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                           79              428                96             154              336             6,626
                              ------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME
    (LOSS)                   $          (79)  $         (251)   $          (96)  $         122    $        (336)   $       (4,848)
                              ------------------------------------------------------------------------------------------------------

Realized and unrealized
gains (losses) on investments:
  Net realized gains (losses)  $          953   $       (2,845)   $          259   $          18    $         (10)   $       62,626
  Realized gain distributions               -                -                 -               -                -                 -
  Net unrealized gains
  (losses)                               (401)           3,777              (210)            413            1,512            (8,498)
                              ------------------------------------------------------------------------------------------------------

  NET REALIZED AND UNREALIZED
  INVESTMENT GAINS (LOSSES)               552              932                49             431            1,502            54,128
                              ------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS            $          473   $          681    $          (47) $          553    $       1,166    $       49,280
                              ======================================================================================================
                              ------------------------------------------------------------------------------------------------------


                                MFS/VIT HIGH       MFS/VIT                         MFS/VIT TOTAL     MFS/VIT HIGH    MFS/VIT CAPITAL
                               INCOME SERIES      INVESTORS           MFS/VIT          RETURN           INCOME        OPPORTUNITIES
                               SERVICE CLASS     TRUST SERIES     RESEARCH SERIES      SERIES           SERIES           SERIES
                              ------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income              $       67,622   $       10,650    $        2,399   $     108,205    $     252,221    $        5,048
                              ------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME            67,622           10,650             2,399         108,205          252,221             5,048
                              ------------------------------------------------------------------------------------------------------
Expenses:
  Mortality, expense risk and
  administrative charges               19,201           29,429             7,218          82,545           65,067            10,020
                              ------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                       19,201           29,429             7,218          82,545           65,067            10,020
                              ------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME
    (LOSS)                     $       48,421   $      (18,779)   $       (4,819)  $      25,660    $     187,154    $       (4,972)
                              ------------------------------------------------------------------------------------------------------

Realized and unrealized
gains (losses) on investments:
  Net realized gains (losses)  $       10,274   $      145,853    $       18,711   $     163,815    $      68,096    $       50,539
  Realized gain distributions               -                -                 -         212,137                -                 -
  Net unrealized gains
  (losses)                            (58,473)         (32,398)           15,459        (345,929)        (240,881)          (49,701)
                              ------------------------------------------------------------------------------------------------------

  NET REALIZED AND UNREALIZED
  INVESTMENT GAINS (LOSSES)           (48,199)         113,455            34,170          30,023         (172,785)              838
                              ------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS            $          222   $       94,676    $       29,351   $      55,683    $      14,369    $       (4,134)
                              ======================================================================================================
                              ------------------------------------------------------------------------------------------------------


                                                                                                                      OPPENHEIMER
                                                MORGAN STANLEY    MORGAN STANLEY   MORGAN STANLEY     COLONIAL          CAPITAL
                               MORGAN STANLEY     UIF GLOBAL          UIF US           UIF US       NEWPORT TIGER     APPRECIATION
                                 UIF VALUE       VALUE EQUITY     MID CAP VALUE     REAL ESTATE      VS CLASS A         FUND VA
                              ------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income              $       18,250   $       14,764    $        7,198   $      15,367    $           -    $       41,574
                              ------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME            18,250           14,764             7,198          15,367                -            41,574
                              ------------------------------------------------------------------------------------------------------
Expenses:
  Mortality, expense risk and
  administrative charges               22,042           15,575            36,175          23,280                6            67,085
                              ------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                       22,042           15,575            36,175          23,280                6            67,085
                              ------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME
    (LOSS)                     $       (3,792)  $         (811)   $      (28,977)  $      (7,913)   $          (6)   $      (25,511)
                              ------------------------------------------------------------------------------------------------------

Realized and unrealized
gains (losses) on investments:
  Net realized gains (losses)  $       84,430   $      121,378    $      290,384   $     228,853    $         440    $      215,915
  Realized gain distributions          75,678                -            32,095          33,629              443                 -
  Net unrealized gains
  (losses)                           (117,993)         (93,051)          (69,739)        (77,556)            (815)          (81,089)
                              ------------------------------------------------------------------------------------------------------

  NET REALIZED AND UNREALIZED
  INVESTMENT GAINS (LOSSES)            42,115           28,327           252,740         184,926               68           134,826
                              ------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS            $       38,323   $       27,516    $      223,763   $     177,013    $          62    $      109,315
                              ======================================================================================================



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                       THE SAGE VARIABLE ANNUITY ACCOUNT A

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2005


                              ------------------------------------------------------------------------------------------------------
                                 OPPENHEIMER     OPPENHEIMER       OPPENHEIMER      OPPENHEIMER
                                   GLOBAL          MAIN ST          CORE BOND          CORE             RYDEX
                                SECURITIES VA     SMALL CAP          FUND VA           BOND             BASIC         RYDEX ENERGY
                                   CLASS 2         FUND VA           CLASS 2          FUND VA         MATERIALS         SERVICES
                              ------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income              $          926   $       42,558    $      122,316   $     254,182    $          81    $            -
                              ------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME               926           42,558           122,316         254,182               81                 -
                              ------------------------------------------------------------------------------------------------------
Expenses:
  Mortality, expense risk and
  administrative charges                2,225           24,214            41,083          71,547              369             1,130
                              ------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                        2,225           24,214            41,083          71,547              369             1,130
                              ------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME
    (LOSS)                     $       (1,299)  $       18,344    $       81,233   $     182,635    $        (288)   $       (1,130)
                              ------------------------------------------------------------------------------------------------------

Realized and unrealized
gains (losses) on investments:
  Net realized gains (losses)  $        5,675   $      186,215    $       (7,879)  $      14,708    $       2,709    $        7,382
  Realized gain distributions               -                -                 -               -            3,356                 -
  Net unrealized gains
  (losses)                             12,230          (91,318)          (61,287)       (150,325)          (6,861)           16,360
                              ------------------------------------------------------------------------------------------------------

  NET REALIZED AND UNREALIZED
  INVESTMENT GAINS (LOSSES)            17,905           94,897           (69,166)       (135,617)            (796)           23,742
                              ------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS            $       16,606   $      113,241    $       12,067   $      47,018    $      (1,084)   $       22,612
                              ======================================================================================================
                              ------------------------------------------------------------------------------------------------------


                                    RYDEX           RYDEX                              RYDEX
                                  FINANCIAL         HEALTH            RYDEX           PRECIOUS          RYDEX           RYDEX
                                  SERVICES           CARE            LEISURE           METAL          RETAILING   TELECOMMUNICATIONS
                              ------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income              $           89   $            -    $            -   $           -    $           -    $            -
                              ------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                89                -                 -               -                -                 -
                              ------------------------------------------------------------------------------------------------------
Expenses:
  Mortality, expense risk and
  administrative charges                   52           34,598             2,738           6,583           34,303             4,737
                              ------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                           52           34,598             2,738           6,583           34,303             4,737
                              ------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME
    (LOSS)                     $           37   $      (34,598)   $       (2,738)  $      (6,583)   $     (34,303)   $       (4,737)
                              ------------------------------------------------------------------------------------------------------

Realized and unrealized
gains (losses) on investments:
  Net realized gains (losses)  $          970   $      184,791    $       13,072   $        (883)   $     184,836    $       15,834
  Realized gain distributions               -                -            12,995                           16,793            25,428
  Net unrealized gains
  (losses)                             (1,287)           1,153           (33,477)         71,312         (100,444)          (40,623)
                              ------------------------------------------------------------------------------------------------------

  NET REALIZED AND UNREALIZED
  INVESTMENT GAINS (LOSSES)              (317)         185,944            (7,410)         70,429          101,185               639
                              ------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS            $         (280)  $      151,346    $      (10,148)  $      63,846    $      66,882    $       (4,098)
                              ======================================================================================================
                              ------------------------------------------------------------------------------------------------------


                                                                                   T. ROWE PRICE    T. ROWE PRICE    T. ROWE PRICE
                                                    RYDEX                             MID-CAP          PERSONAL         EQUITY
                                   RYDEX           CONSUMER          RYDEX            GROWTH         STRATEGY BAL       INCOME
                               TRANSPORTATION      PRODUCTS          ENERGY          PORTFOLIO         PORTFOLIO       PORTFOLIO
                              ------------------------------------------------------------------------------------------------------
Investment income:
  Dividend income              $       41,196   $        4,849    $          212   $           -    $       4,251    $       11,430
                              ------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME            41,196            4,849               212               -            4,251            11,430
                              ------------------------------------------------------------------------------------------------------
Expenses:
  Mortality, expense risk and
  administrative charges               17,515           17,175            21,681           9,007            3,295            10,752
                              ------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                       17,515           17,175            21,681           9,007            3,295            10,752
                              ------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME
    (LOSS)                     $       23,681   $      (12,326)   $      (21,469)  $      (9,007)   $         956    $          678
                              ------------------------------------------------------------------------------------------------------

Realized and unrealized
gains (losses) on investments:
  Net realized gains (losses)  $      115,192   $       86,249    $      376,364   $      19,108    $      19,342    $       10,949
  Realized gain distributions               -           29,248            60,469          36,806            2,094            33,745
  Net unrealized gains
  (losses)                            (87,378)        (123,771)           (8,882)         31,912          (12,452)          (28,657)
                              ------------------------------------------------------------------------------------------------------

  NET REALIZED AND UNREALIZED
  INVESTMENT GAINS (LOSSES)            27,814           (8,274)          427,951          87,826            8,984            16,037
                              ------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS            $       51,495   $      (20,600)   $      406,482   $      78,819    $       9,940    $       16,715
                              ======================================================================================================



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                       THE SAGE VARIABLE ANNUITY ACCOUNT A

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2005


                              ---------------------------------

                                 VAN KAMPEN       VAN KAMPEN
                                LIT EMERGING     LIT GROWTH &
                                   GROWTH           INCOME
                              ---------------------------------
Investment income:
  Dividend income              $           41   $       15,601
                              ---------------------------------
    TOTAL INVESTMENT INCOME                41           15,601
                              ---------------------------------
Expenses:
  Mortality, expense risk and
  administrative charges                4,897           27,494
                              ---------------------------------
  TOTAL EXPENSES                        4,897           27,494
                              ---------------------------------
    NET INVESTMENT INCOME
    (LOSS)                     $       (4,856)  $      (11,893)
                              ---------------------------------

Realized and unrealized
gains (losses) on investments:
  Net realized gains (losses)  $       33,344   $      209,595
  Realized gain distributions               -           44,060
  Net unrealized gains
  (losses)                            (16,037)        (127,043)
                              ---------------------------------

  NET REALIZED AND UNREALIZED
  INVESTMENT GAINS (LOSSES)            17,307          126,612
                              ---------------------------------
    NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS            $       12,451   $      114,719
                              =================================



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                      THE SAGE VARIABLE ANNUITY ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                             ---------------------------------------------------------------------------------------

                                                  AIM VI        AIM VI                                        AIM VI      AIM VI
                                                GOVERNMENT    GOVERNMENT     AIM VI CORE      AIM VI CORE     PREMIER     PREMIER
                                                SECURITIES    SECURITIES    EQUITY GROWTH    EQUITY GROWTH    EQUITY      EQUITY
                                                  SERIES I    SERIES II        SERIES I        SERIES II     SERIES I    SERIES II
                                             ---------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (decrease) in net assets from
operations:
    Net investment income (loss)             $     32,135   $     20,438           (1,011)   $    (8,687)  $   (41,069)  $   (3,170)
    Realized gains (losses)                       (22,506)       (36,421)          91,430        150,603       296,097       12,508
    Realized gain distributions                         -              -                -              -             -            -
    Unrealized gains (losses)                      (5,942)         5,947          (44,880)       (97,693)      (96,827)      (1,100)
                                             ---------------------------------------------------------------------------------------
       NET INCREASE (DECREASE)
       IN NET ASSETS RESULTING
       FROM OPERATIONS                       $      3,687   $    (10,036)          45,539    $    44,223   $   158,201   $    8,238
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $        482   $      4,308            1,088    $     2,846   $     5,561   $        -
    Death Benefits                                      -        (20,342)               -        (30,219)      (82,108)           -
    Surrenders                                   (293,180)      (703,671)        (219,753)      (356,720)     (890,531)     (37,042)
    Withdrawals                                   (72,392)      (123,086)         (39,509)      (117,116)     (186,467)      (6,647)
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                        (90,149)      (141,563)         (75,391)        45,269      (201,965)           -
    Annual contract fees                             (887)          (691)            (561)          (553)       (1,934)         (90)
                                             ---------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN
       NET ASSETS RESULTING FROM
       CONTRACT TRANSACTIONS                 $   (456,126)  $   (985,045)        (334,126)   $  (456,493)  $(1,357,444)  $  (43,779)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                   (452,439)      (995,081)        (288,587)      (412,270)   (1,199,243)     (35,541)
    Net assets at beginning of period           2,367,117      3,027,472        1,507,242      1,963,568     5,726,052      290,348
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $  1,914,678   $  2,032,391        1,218,655    $ 1,551,298   $ 4,526,809   $  254,807
                                             =======================================================================================
FOR THE YEAR ENDED DECEMBER 31, 2004
Increase (decrease) in net assets from
operations:
    Net investment income (loss)             $     48,597   $     43,384           (7,857)   $   (20,895)  $   (68,781)  $   (4,863)
    Realized gains (losses)                        (3,597)       (10,936)          71,771        166,335       230,637       15,932
    Realized gain distributions                         -              -                -              -             -            -
    Unrealized gains (losses)                     (15,761)       (17,738)          42,887        (13,037)       45,959       (4,139)
                                             ---------------------------------------------------------------------------------------
       NET INCREASE (DECREASE)
       IN NET ASSETS RESULTING
       FROM OPERATIONS                       $     29,239   $     14,710          106,801    $   132,403   $   207,815   $    6,930
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $     84,000   $     10,160            2,638    $     1,957   $     6,664   $        -
    Death Benefits                                (66,750)       (37,173)         (40,909)        (6,537)      (44,702)           -
    Surrenders                                   (360,781)      (469,461)        (178,522)      (473,130)     (775,775)     (24,710)
    Withdrawals                                   (91,251)      (141,176)         (57,577)       (94,523)     (205,671)     (18,017)
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                       (289,973)      (442,876)         (12,672)        28,021       (14,447)     (18,327)
    Annual contract fees                           (1,040)          (834)            (668)          (684)       (2,228)        (104)
                                             ---------------------------------------------------------------------------------------
       NET INCREASE (DECREASE)
       IN NET ASSETS RESULTING FROM
       CONTRACT TRANSACTIONS                 $   (725,795)  $ (1,081,360)        (287,710)   $  (544,896)  $(1,036,159)  $  (61,158)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                   (696,556)    (1,066,650)        (180,909)      (412,493)     (828,344)     (54,228)
    Net assets at beginning of period           3,063,673      4,094,122        1,688,151      2,376,061     6,554,396      344,576
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $  2,367,117   $  3,027,472        1,507,242    $ 1,963,568   $ 5,726,052   $  290,348
                                             =======================================================================================



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                      THE SAGE VARIABLE ANNUITY ACCOUNT A

                       STATEMENTS OF CHANGES IN NET ASSETS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                             ---------------------------------------------------------------------------------------

                                                 AIM VI          AIM VI          AIM VI        AIM VI                      AIM VI
                                             INTERNATIONAL   INTERNATIONAL       MONEY         MONEY          AIM VI       GLOBAL
                                                GROWTH          GROWTH         MARKET (DCA)    MARKET         GROWTH      UTILITIES,
                                               SERIES I        SERIES II        SERIES I      SERIES I       SERIES I     SERIES II
                                             ---------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $    (17,601)  $    (34,846)     $         -    $    81,656   $    (8,706)  $        -
    Realized gains (losses)                       289,448        453,152                -              -        15,951            -
    Realized gain distributions                         -              -                -              -             -            -
    Unrealized gains (losses)                      35,281         15,880                -              -        15,425            -
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $    307,128   $    434,186      $         -    $    81,656   $    22,670   $        -
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $        655   $      6,001      $         -    $     7,488   $         -   $        -
    Death Benefits                                (20,467)       (59,219)               -        (70,269)            -            -
    Surrenders                                   (308,024)      (559,881)               -     (2,339,960)     (100,988)           -
    Withdrawals                                   (60,515)      (157,970)               -       (486,727)      (20,722)           -
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                       (209,480)       (24,475)               -      2,411,704       (71,702)           -
    Annual contract fees                             (907)        (1,052)               -         (2,684)         (249)           -
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $   (598,738)  $   (796,596)     $         -    $  (480,448)  $  (193,661)  $        -
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                   (291,610)      (362,410)               -       (398,792)     (170,991)           -
    Net assets at beginning of period           2,302,584      3,428,503                -      8,452,680       692,617            -
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $  2,010,974   $  3,066,093      $         -    $ 8,053,888   $   521,626   $        -
                                             =======================================================================================
FOR THE YEAR ENDED DECEMBER 31, 2004
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $    (18,729)  $    (46,899)     $        (2)   $  (118,560)  $    (7,740)  $      (25)
    Realized gains (losses)                       184,579        514,042                -                         (850)       1,051
    Realized gain distributions                         -              -                -              -             -            -
    Unrealized gains (losses)                     295,333        252,468                2            602        61,644         (965)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $    461,183   $    719,611      $         -    $  (117,958)  $    53,054   $       61
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $      3,440   $      4,094      $         -    $     9,950   $         4   $        -
    Death Benefits                                (81,919)       (16,628)               -        (90,543)            -            -
    Surrenders                                   (253,434)      (923,430)               -     (3,574,989)     (128,696)           -
    Withdrawals                                   (90,286)      (138,499)               -       (821,377)      (14,472)           -
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                       (181,238)      (297,297)          (9,090)     2,797,337       782,899       (5,982)
    Annual contract fees                             (989)        (1,182)               -         (2,761)         (172)           -
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $   (604,426)  $ (1,372,942)     $    (9,090)   $(1,682,383)  $   639,563   $   (5,982)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                   (143,243)      (653,331)          (9,090)    (1,800,341)      692,617       (5,921)
    Net assets at beginning of period           2,445,827      4,081,834            9,090     10,253,021             -        5,921
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $  2,302,584   $  3,428,503      $         -    $ 8,452,680   $   692,617   $        -
                                             =======================================================================================



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                       THE SAGE VARIABLE ANNUITY ACCOUNT A

                       STATEMENTS OF CHANGES IN NET ASSETS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                             ---------------------------------------------------------------------------------------
                                                                                                                          ALGER
                                                                               AIM VI         AIM VI        ALGER        AMERICAN
                                                 AIM VI                      FINANCIAL        HEALTH      AMERICAN        SMALL
                                              TECHNOLOGY        AIM          SERVICES        SCIENCES     INCOME &    CAPITALIZATION
                                               SERIES I        GROWTH         SERIES I       SERIES I     GROWTH CIO       CIO
                                             ---------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $    (61,160)  $          -    $   (12,565)   $   (13,478)  $    (5,291)  $    (33,496)
    Realized gains (losses)                       266,210              -        196,911         39,229       108,626        364,805
    Realized gain distributions                         -              -              -              -             -              -
    Unrealized gains (losses)                    (219,638)             -        (90,998)        25,175       (92,947)       (44,686)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $   (14,588)   $          -    $    93,348    $    50,926   $    10,388   $    286,623
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $      5,408   $          -    $     3,181    $         -   $       580   $      2,260
    Death Benefits                                 (4,349)             -         (2,326)             -       (20,926)       (26,376)
    Surrenders                                   (660,842)             -       (531,711)       (97,979)     (255,086)      (431,669)
    Withdrawals                                  (122,373)             -       (107,176)       (32,375)      (65,718)       (86,605)
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                        114,369              -        147,673         13,129       (28,038)      (167,332)
    Annual contract fees                             (663)             -           (549)          (210)         (632)          (841)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $   (668,450)  $          -    $  (490,908)   $  (117,435)  $  (369,820)  $   (710,563)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                   (683,038)             -       (397,560)       (66,509)     (359,432)      (423,940)
    Net assets at beginning of period           3,891,832              -      3,099,348        932,279     1,360,863      2,419,767
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $  3,208,794   $          - $    2,701,788    $   865,770   $ 1,001,431   $  1,995,827
                                             =======================================================================================
FOR THE YEAR ENDED DECEMBER 31, 2004
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $    (75,498)  $     (3,967)   $   (36,903)   $   (15,364)  $   (14,451)  $    (39,330)
    Realized gains (losses)                       531,772        (13,654)       343,891         27,659        54,262        314,888
    Realized gain distributions                                        -              -              -        42,527              -
    Unrealized gains (losses)                    (345,718)         9,928        (94,087)        38,918             -         82,601
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $    110,556   $     (7,693)   $   212,901    $    51,213   $    82,338   $    358,159
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $        926   $          -    $       566    $         -   $       383   $      3,520
    Death Benefits                                (74,813)             -        (35,956)       (24,514)      (26,280)       (33,031)
    Surrenders                                   (891,745)             -       (635,285)       (92,417)            -       (435,308)
    Withdrawals                                  (118,422)        (4,548)      (124,713)       (62,796)     (297,593)       (81,255)
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                         (9,516)      (724,126)       (61,074)        26,761        97,781       (102,809)
    Annual contract fees                             (736)          (108)          (612)          (265)         (734)          (968)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $ (1,094,306)  $   (728,782)   $  (857,074)   $  (153,231)  $  (226,443)  $   (649,851)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                   (983,750)      (736,475)       (644,173)     (102,018)     (144,105)      (291,692)
    Net assets at beginning of period           4,875,582        736,475       3,743,521     1,034,297     1,504,968      2,711,459
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $  3,891,832 $            -    $  3,099,348   $   932,279   $ 1,360,863   $  2,419,767
                                             =======================================================================================



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                      THE SAGE VARIABLE ANNUITY ACCOUNT A

                       STATEMENTS OF CHANGES IN NET ASSETS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                             ---------------------------------------------------------------------------------------

                                                ALGER         COLONIAL       COLONIAL      COLUMBIA                      COLUMBIA
                                               AMERICAN      SMALL CAP      STRATEGIC    INTERNATIONAL     COLUMBIA     HIGH YIELD
                                                MIDCAP         VALUE          INCOME         FUND         LARGE CAP     SECURITIES
                                              GROWTH CIO     VS CLASS A     VS CLASS A    VS CLASS A     GROWTH FUND    VS CLASS A
                                             ---------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $    (43,454)  $       (610)  $        (4)  $         (79)  $      (251)  $        (96)
    Realized gains (losses)                       243,997            199            55             953        (2,845)           259
    Realized gain distributions                   106,538             90             -               -             -              -
    Unrealized gains (losses)                    (105,467)         2,150           (56)           (401)        3,777           (210)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $    201,614   $      1,829   $        (5)  $         473   $       681   $        (47)
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $      2,021   $          -   $         -   $           -   $       875   $          -
    Death Benefits                                 (3,722)             -             -          (5,133)       (2,570)        (5,591)
    Surrenders                                   (368,756)             -          (120)              -             -           (308)
    Withdrawals                                  (116,436)             -          (555)              -             -         (1,425)
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                        (40,098)             -             -               -        (6,684)             -
    Annual contract fees                             (781)           (18)          (10)            (12)          (43)           (42)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $   (527,772)  $        (18)  $      (685)  $      (5,145)  $    (8,422)  $     (7,366)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                   (326,158)         1,811          (690)         (4,672)       (7,741)        (7,413)
    Net assets at beginning of period           2,963,636         43,921           690           6,784        37,373          9,483
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $  2,637,478   $     45,732   $         -   $       2,112   $    29,632   $      2,070
                                             =======================================================================================
FOR THE YEAR ENDED DECEMBER 31, 2004
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $    (45,561)  $       (359)  $        37   $          (9)  $      (458)  $        401
    Realized gains (losses)                        92,728            132            66           1,823        (1,492)        (5,076)
    Realized gain distributions                         -          1,103             -               -             -              -
    Unrealized gains (losses)                     263,083          6,746           (33)           (780)          742          5,337
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $    310,250   $      7,622   $        70   $       1,034   $    (1,208)  $        662
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $        605   $          -   $         -   $           -   $         -   $          -
    Death Benefits                                 (4,342)             -             -               -             -              -
    Surrenders                                   (288,090)             -             -               -             -              -
    Withdrawals                                  (131,174)             -          (935)        (12,980)       (5,116)        (2,461)
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                        201,080              -             -               -             -              -
    Annual contract fees                             (873)           (17)          (10)            (12)          (54)           (43)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $   (222,794)  $        (17)  $      (945)  $     (12,992)  $    (5,170)  $     (2,504)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                     87,456          7,605          (875)        (11,958)      (6,378)         (1,842)
    Net assets at beginning of period           2,876,180         36,316         1,565          18,742       43,751          11,325
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $  2,963,636   $     43,921   $       690   $       6,784   $   37,373    $      9,483
                                             =======================================================================================



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                      THE SAGE VARIABLE ANNUITY ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                             ---------------------------------------------------------------------------------------

                                                                               FIRST         LIBERTY       LIBERTY
                                                FIRST          FIRST         AMERICAN         ASSET        GROWTH &
                                               AMERICAN       AMERICAN       SMALL CAP     ALLOCATION      INCOME         LIBERTY
                                              TECHNOLOGY    INTERNATIONAL      GROWTH      VS CLASS A     VS CLASS A      ALL STAR
                                             ---------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $          -   $           -   $        -    $        122    $     (336)   $         -
    Realized gains (losses)                             -               -            -              18           (10)             -
    Realized gain distributions                         -               -            -               -             -              -
    Unrealized gains (losses)                           -               -            -             413         1,512              -
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $          -   $           -   $        -    $        553    $    1,166    $         -
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $          -   $           -   $        -    $          -    $        -    $         -
    Death Benefits                                      -               -            -               -             -              -
    Surrenders                                          -               -            -               -             -              -
    Withdrawals                                         -               -            -               -             -              -
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                              -               -            -               -             -              -
    Annual contract fees                                -               -            -              (8)           (9)             -
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $          -   $           -   $        -    $         (8)   $       (9)   $         -
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in net assets             -               -            -             545         1,157              -
    Net assets at beginning of period                   -               -            -          10,956        23,788              -
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $          -   $           -   $        -    $     11,501    $   24,945    $         -
                                             =======================================================================================
FOR THE YEAR ENDED DECEMBER 31, 2004
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $       (484)  $      (1,391)  $   31,263    $        150    $      102    $        (9)
    Realized gains (losses)                         2,075          63,119       (7,140)              3           (39)           605
    Realized gain distributions                         -               -            -               -             -              -
    Unrealized gains (losses)                      (8,769)        (76,827)     (63,420)            798         2,519           (506)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $     (7,178)  $     (15,099)  $  (39,297)   $        951    $    2,582    $        90
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $          -   $         510   $        -    $          -    $        -    $         -
    Death Benefits                                      -               -            -               -             -              -
    Surrenders                                     (1,121)         (2,704)     (31,277)              -             -              -
    Withdrawals                                    (8,800)         (4,945)      (6,306)         (5,052)            -              -
    Net transfers in (out) of
    sub-account/fixed accounts -
    Note 1                                        (33,546)       (305,394)    (143,392)              -             -         (1,931)
    Annual contract fees                              (34)            (21)         (19)             (8)           (9)            (9)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $    (43,501)  $    (312,554)  $ (180,994)   $     (5,060)   $       (9)   $    (1,940)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                    (50,679)       (327,653)    (220,291)         (4,109)        2,573         (1,850)
    Net assets at beginning of period              50,679         327,653      220,291          15,065        21,215          1,850
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $          -   $           -   $        -    $     10,956    $   23,788    $         -
                                             =======================================================================================



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                      THE SAGE VARIABLE ANNUITY ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                             ---------------------------------------------------------------------------------------

                                                               MFS/VIT        MFS/VIT                       MFS/VIT       MFS/VIT
                                                MFS/VIT      HIGH INCOME     INVESTORS       MFS/VIT         TOTAL          HIGH
                                                UTILITY        SERIES         TRUST         RESEARCH         RETURN        INCOME
                                                 SERIES     SERVICE CLASS     SERIES         SERIES          SERIES        SERIES
                                             ---------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $     (4,848)  $      48,421   $  (18,779)   $     (4,819)   $   25,660    $   187,154
    Realized gains (losses)                        62,626          10,274      145,853          18,711       163,815         68,096
    Realized gain distributions                         -               -            -               -       212,137              -
    Unrealized gains (losses)                      (8,498)        (58,473)     (32,398)         15,459      (345,929)      (240,881)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $     49,280   $         222   $   94,676    $     29,351    $   55,683    $    14,369
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $        318   $       2,379   $    2,210    $        875    $        -    $       700
    Death Benefits                                   (666)           (357)           -          (2,635)      (75,368)             -
    Surrenders                                    (83,115)       (101,731)    (357,859)        (49,508)     (701,121)      (424,720)
    Withdrawals                                   (13,130)        (45,221)     (61,026)        (13,340)     (249,330)      (275,245)
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                        (17,533)         14,978      (84,298)        (27,026)      160,885     (1,014,181)
    Annual contract fees                              (92)           (128)        (577)           (251)       (1,382)          (403)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $   (114,218)  $    (130,080)  $ (501,550)   $    (91,885)   $ (866,316)   $(1,713,849)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                    (64,938)       (129,858)    (406,874)        (62,534)     (810,633)    (1,699,480)
    Net assets at beginning of period             407,136       1,157,548    2,132,227         526,673     5,575,331      5,631,140
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $    342,198   $   1,027,690   $1,725,353    $    464,139    $4,764,698    $3,931,660
                                             =======================================================================================
FOR THE YEAR ENDED DECEMBER 31, 2004
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $     (1,615)  $      39,560   $  (20,864)   $     (2,124)   $    2,880    $   169,962
    Realized gains (losses)                        37,104          13,815      104,971             778        99,043        276,472
    Realized gain distributions                         -               -            -               -             -              -
    Unrealized gains (losses)                      60,182         (26,547)     108,411          70,638       399,229       (190,550)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $     95,671   $      26,828   $  192,518    $     69,292    $  501,152    $   255,884
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $         51   $       1,429   $    3,225    $          -    $        2    $       818
    Death Benefits                                 (2,753)         (9,809)     (41,003)              -       (16,318)      (778,686)
    Surrenders                                    (71,743)       (170,096)    (284,824)        (50,590)     (562,846)      (146,690)
    Withdrawals                                    (7,437)        (19,202)     (82,581)        (27,088)     (193,528)      (373,174)
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                        (77,058)         69,771      (47,673)          3,413       634,864       (235,610)
    Annual contract fees                              (70)           (137)        (649)           (264)       (1,500)          (636)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $   (159,010)  $    (128,044)  $ (453,505)   $    (74,529)   $ (139,326)   $(1,533,978)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                    (63,339)       (101,216)    (260,987)         (5,237)      361,826     (1,278,094)
    Net assets at beginning of period             470,475       1,258,764    2,393,214         531,910     5,213,505      6,909,234
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $    407,136   $   1,157,548   $2,132,227    $    526,673    $5,575,331    $ 5,631,140
                                             =======================================================================================



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        SAGE LIFE ASSURANCE OF AMERICA, INC.

                       THE SAGE VARIABLE ANNUITY ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                             ---------------------------------------------------------------------------------------

                                                MFS/VIT          MORGAN       MORGAN         MORGAN         MORGAN        COLONIAL
                                                CAPITAL         STANLEY     STANLEY UIF    STANLEY UIF    STANLEY UIF      NEWPORT
                                             OPPORTUNITIES        UIF      GLOBAL VALUE    US MID CAP       US REAL        TIGER
                                                SERIES           VALUE        EQUITY          VALUE         ESTATE       VS CLASS A
                                             ---------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $     (4,972)  $      (3,792)        (811)   $    (28,977)   $   (7,913)   $        (6)
    Realized gains (losses)                        50,539          84,430      121,378         290,384       228,853            440
    Realized gain distributions                         -          75,678            -          32,095        33,629            443
    Unrealized gains (losses)                     (49,701)       (117,993)     (93,051)        (69,739)      (77,556)          (815)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $     (4,134)  $      38,323       27,516    $    223,763    $  177,013    $        62
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $        675   $           -          123    $      1,244    $    2,708    $         -
    Death Benefits                                 (6,693)              -      (29,512)        (21,812)       (2,092)             -
    Surrenders                                    (87,583)       (243,562)     (90,288)       (416,378)     (230,233)             -
    Withdrawals                                   (33,252)        (51,128)     (45,925)        (99,812)      (39,899)             -
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                         13,755         233,272     (132,412)        (23,540)      (88,844)        (5,667)
    Annual contract fees                             (176)           (426)        (146)           (763)         (250)             -
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $   (113,274)  $     (61,844)    (298,160)   $   (561,061)   $ (358,610)   $    (5,667)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                   (117,408)        (23,521)    (270,644)       (337,298)     (181,597)        (5,605)
    Net assets at beginning of period             740,866       1,463,666    1,229,515       2,547,405     1,373,840          5,605
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $    623,458   $   1,440,145      958,871    $  2,210,107    $1,192,243    $         -
                                             =======================================================================================

FOR THE YEAR ENDED DECEMBER 31, 2004
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $     (9,171)  $      35,540       (7,877)   $    (40,253)   $   26,352    $        (3)
    Realized gains (losses)                         6,263          29,723      155,842         238,242       351,661              4
    Realized gain distributions                         -               -            -               -             -              -
    Unrealized gains (losses)                      75,836         148,154      (56,842)        104,933        62,026            716
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $     72,928   $     213,417       91,123    $    302,922    $  440,039    $       717
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $        456   $      16,062            -    $     18,591    $      352    $         -
    Death Benefits                                   (394)        (56,482)           -          (5,808)      (19,194)             -
    Surrenders                                    (96,293)       (137,267)     (55,890)       (360,771)     (358,252)             -
    Withdrawals                                   (36,100)        (60,041)     (47,792)       (114,705)      (30,311)             -
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                        (27,804)         70,485       61,426         (25,222)     (404,614)             -
    Annual contract fees                             (208)           (462)        (147)           (886)         (251)           (11)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $   (160,343)  $    (167,705)     (42,403)   $   (488,801)   $ (812,270)   $       (11)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                    (87,415)         45,712       48,720        (185,879)     (372,231)           706
    Net assets at beginning of period             828,281       1,417,954    1,180,795       2,733,284     1,746,071          4,899
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $    740,866   $   1,463,666    1,229,515    $  2,547,405    $1,373,840    $     5,605
                                             =======================================================================================



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                      THE SAGE VARIABLE ANNUITY ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                             ---------------------------------------------------------------------------------------

                                              OPPENHEIMER    OPPENHEIMER    OPPENHEIMER   OPPENHEIMER     OPPENHEIMER
                                               CAPITAL         GLOBAL         MAIN ST        CORE            CORE          RYDEX
                                             APPRECIATION    SECURITIES      SMALL CAP     BOND FUND       BOND FUND       BASIC
                                                FUND VA      VA CLASS 2       FUND VA     VA CLASS 2          VA         MATERIALS
                                             ---------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $    (25,511)  $      (1,299)  $   18,344    $     81,233   $   182,635    $      (288)
    Realized gains (losses)                       215,915           5,675      186,215          (7,879)       14,708          2,709
    Realized gain distributions                         -               -            -               -             -          3,356
    Unrealized gains (losses)                     (81,089)         12,230      (91,318)        (61,287)     (150,325)        (6,861)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $    109,315   $      16,606   $  113,241    $     12,067   $    47,018    $    (1,084)
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $      1,800   $         960   $        -    $      3,806   $     3,337    $         -
    Death Benefits                                (24,785)              -      (35,036)        (32,994)      (29,923)             -
    Surrenders                                   (563,403)         (7,295)    (290,743)       (385,325)     (873,590)           (23)
    Withdrawals                                  (197,523)         (7,272)     (55,657)       (136,096)     (162,478)        (4,508)
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                        (71,092)         43,067       29,966          96,695       (67,539)       (40,389)
    Annual contract fees                           (1,351)            (88)        (407)           (217)       (1,205)            (1)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $   (856,354)  $      29,372   $ (351,877)   $   (454,131)  $(1,131,398)   $   (44,921)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                   (747,039)         45,978     (238,636)       (442,064)   (1,084,380)       (46,005)
    Net assets at beginning of period           4,826,761          93,243    1,725,427       2,506,868     5,232,836         58,245
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $  4,079,722 $       139,221   $1,486,791    $  2,064,804   $ 4,148,456    $    12,240
                                             =======================================================================================
FOR THE YEAR ENDED DECEMBER 31, 2004
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $    (61,547)  $      (1,017)  $  (26,891)   $    107,330   $   173,867    $      (470)
    Realized gains (losses)                       496,757          10,063       94,357         (38,206)       27,369          1,512
    Realized gain distributions                         -               -            -               -             -            490
    Unrealized gains (losses)                    (200,092)          1,184      199,222           4,366         6,328          7,156
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $    235,118   $      10,230   $  266,688    $     73,490   $   207,564    $     8,688
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $      3,387   $       2,379   $      544    $        566   $    52,231    $     1,190
    Death Benefits                                (33,832)              -      (25,829)        (19,489)      (62,275)             -
    Surrenders                                   (349,121)        (20,530)    (178,018)     (1,187,126)     (828,841)             -
    Withdrawals                                  (167,396)         (1,165)     (95,984)        (80,903)     (182,798)          (580)
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                       (835,454)         61,581       72,669        (114,871)       96,600         48,368
    Annual contract fees                           (1,668)            (92)        (451)           (291)       (1,421)            (5)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $ (1,384,084)  $      42,173   $ (227,069)   $ (1,402,114)  $  (926,504)   $    48,973
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                 (1,148,966)         52,403       39,619      (1,328,624)     (718,940)        57,661
    Net assets at beginning of period           5,975,727          40,840    1,685,808       3,835,492     5,951,776            584
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $  4,826,761   $      93,243   $1,725,427    $  2,506,868   $ 5,232,836    $    58,245
                                             =======================================================================================



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                      THE SAGE VARIABLE ANNUITY ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                             ---------------------------------------------------------------------------------------

                                                RYDEX          RYDEX           RYDEX                        RYDEX
                                                ENERGY        FINANCIAL        HEALTH         RYDEX        PRECIOUS        RYDEX
                                               SERVICES       SERVICES          CARE         LEISURE        METAL        RETAILING
                                             ---------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $     (1,130)  $          37   $  (34,598)   $     (2,738)  $    (6,583)   $   (34,303)
    Realized gains (losses)                         7,382             970      184,791          13,072          (883)       184,836
    Realized gain distributions                         -               -            -          12,995             -         16,793
    Unrealized gains (losses)                      16,360          (1,287)       1,153         (33,477)       71,312       (100,444)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $     22,612   $        (280)  $  151,346    $    (10,148)  $    63,846    $    66,882
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $        480   $           -   $    2,863    $        798   $       319    $     3,181
    Death Benefits                                      -               -       (2,224)           (119)            -         (2,763)
    Surrenders                                          -               -     (397,206)        (19,252)     (105,329)      (381,123)
    Withdrawals                                    (3,075)              -      (65,685)         (7,319)      (15,074)       (66,412)
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                         (2,451)         (9,364)     (52,992)         23,488        27,381         44,504
    Annual contract fees                              (42)                        (345)            (21)          (67)          (377)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $     (5,088)  $      (9,364)  $ (515,589)   $     (2,425)  $   (92,770)   $  (402,990)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                     17,524          (9,644)    (364,243)        (12,573)      (28,924)      (336,108)
    Net assets at beginning of period              45,309          10,890    2,134,146         148,273       416,893      2,125,087
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $     62,833   $       1,246   $1,769,903    $    135,700   $   387,969    $ 1,788,979
                                             =======================================================================================
FOR THE YEAR ENDED DECEMBER 31, 2004
Increase (decrease) in net assets
from operations:
    Net investment income (loss)             $       (627)  $        (144)  $  (41,967)   $     (3,168)  $    (9,372)   $   (41,912)
    Realized gains (losses)                         1,861             297      238,009          22,948        47,647        260,410
    Realized gain distributions                         -               -       26,679           2,555             -        138,164
    Unrealized gains (losses)                       7,701           1,112     (122,801)          8,980      (135,441)      (179,799)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                        $      8,935   $       1,265   $   99,920    $     31,315   $   (97,166)   $   176,863
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                    $      1,190   $           -   $      473    $      1,251   $     1,249    $       512
    Death Benefits                                      -               -      (27,799)         (1,637)       (3,776)       (32,865)
    Surrenders                                     (6,505)              -     (508,076)        (40,486)     (192,958)      (516,712)
    Withdrawals                                      (144)           (412)     (45,202)         (2,909)       (9,780)       (48,479)
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                         19,352           8,961      (39,343)        (20,370)       44,325       (141,424)
    Annual contract fees                              (47)              -         (377)            (69)          (79)          (383)
                                             ---------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS                  $     13,846   $       8,549   $ (620,324)   $    (64,220)  $  (161,019)   $  (739,351)
                                             ---------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                     22,781           9,814     (520,404)        (32,905)     (258,185)      (562,488)
    Net assets at beginning of period              22,528           1,076    2,654,550         181,178       675,078      2,687,575
                                             ---------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD        $     45,309   $      10,890   $2,134,146    $    148,273   $   416,893    $ 2,125,087
                                             =======================================================================================



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                       THE SAGE VARIABLE ANNUITY ACCOUNT A

                       STATEMENTS OF CHANGES IN NET ASSETS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                         -------------------------------------------------------------------------------------------

                                                                                                       T. ROWE PRICE  T. ROWE PRICE
                                                                               RYDEX                       MID-CAP       PERSONAL
                                                RYDEX            RYDEX        CONSUMER       RYDEX         GROWTH      STRATEGY BAL
                                          TELECOMMUNICATIONS TRANSPORTATION   PRODUCTS       ENERGY       PORTFOLIO      PORTFOLIO
                                         -------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (decrease) in net assets
from operations:
    Net investment income (loss)         $         (4,737)  $      23,681   $  (12,326)  $    (21,469)  $     (9,007)  $        956
    Realized gains (losses)                        15,834         115,192       86,249         376,364        19,108         19,342
    Realized gain distributions                    25,428               -       29,248          60,469        36,806          2,094
    Unrealized gains (losses)                     (40,623)        (87,378)    (123,771)         (8,882)       31,912        (12,452)
                                         -------------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                    $         (4,098)  $      51,495   $  (20,600)  $     406,482  $     78,819   $      9,940
                                         -------------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                $            318   $       1,433   $      953   $       2,388  $          -   $          -
    Death Benefits                                      -          (1,332)      (1,318)         (2,181)      (25,390)       (54,486)
    Surrenders                                    (68,302)       (244,059)    (216,441)       (235,385)      (13,534)       (18,399)
    Withdrawals                                    (8,108)        (31,957)     (32,003)        (46,182)      (23,660)       (17,999)
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                          1,166          40,024       18,891        (452,373)       (2,308)        (4,455)
    Annual contract fees                              (51)           (188)        (178)           (247)         (160)           (88)
                                         -------------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS              $        (74,977)  $    (236,079)  $ (230,096)  $    (733,980) $    (65,052)  $    (95,427)
                                         -------------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                    (79,075)       (184,584)    (250,696)       (327,498)       13,767        (85,487)
    Net assets at beginning of period             304,757       1,137,458    1,085,137       1,320,622       656,733        273,464
                                         -------------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD    $        225,682   $     952,874   $  834,441   $     993,124  $    670,500   $    187,977
                                         ===========================================================================================
FOR THE YEAR ENDED DECEMBER 31, 2004
Increase (decrease) in net assets
from operations:
    Net investment income (loss)         $         (6,290)  $     (21,404)  $  (21,587)  $     (26,209) $     (9,224)  $      1,645
    Realized gains (losses)                        47,285         124,407      135,997         269,777        22,268          1,925
    Realized gain distributions                         -          16,553       11,164             597             -          1,070
    Unrealized gains (losses)                      (4,139)         92,895        2,766         130,766        84,394         23,286
                                         -------------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING
      FROM OPERATIONS                    $         36,856   $     212,451   $  128,340   $     374,931  $     97,438   $     27,926
                                         -------------------------------------------------------------------------------------------
Increase (decrease) in net assets
from contract transactions:
    Net premiums/deposits                $             49   $         152   $      152   $       1,504  $          -   $          -
    Death Benefits                                 (3,753)         (9,100)      (9,048)        (18,822)      (12,516)             -
    Surrenders                                    (73,674)       (238,287)    (248,316)       (360,640)      (24,400)        (9,006)
    Withdrawals                                    (5,424)        (19,691)     (19,401)        (31,143)      (35,038)        (2,990)
    Net transfers in (out) of
    sub-accounts/fixed accounts -
    Note 1                                        (25,166)       (122,863)    (108,893)       (259,344)      (36,514)         5,198
    Annual contract fees                              (96)           (199)        (234)           (279)         (189)          (124)
                                         -------------------------------------------------------------------------------------------
      NET INCREASE (DECREASE)
      IN NET ASSETS RESULTING FROM
      CONTRACT TRANSACTIONS              $       (108,064)  $    (389,988)  $ (385,740)  $    (668,724) $   (108,657)  $     (6,922)
                                         -------------------------------------------------------------------------------------------
    Total increase (decrease) in
    net assets                                    (71,208)       (177,537)    (257,400)       (293,793)      (11,219)        21,004
    Net assets at beginning of period             375,965       1,314,995    1,342,537       1,614,415       667,952        252,460
                                         -------------------------------------------------------------------------------------------
          NET ASSETS AT END OF PERIOD    $        304,757   $   1,137,458   $1,085,137   $   1,320,622  $    656,733   $    273,464
                                         ===========================================================================================



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.

                      THE SAGE VARIABLE ANNUITY ACCOUNT A

                       STATEMENTS OF CHANGES IN NET ASSETS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004


                                                         -------------------------------------------------------------------

                                                                T. ROWE              VAN KAMPEN               VAN KAMPEN
                                                             PRICE EQUITY                LIT                     LIT
                                                           INCOME PORTFOLIO        EMERGING GROWTH         GROWTH & INCOME
                                                         -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (decrease) in net assets from operations:
     Net investment income (loss)                         $           678           $     (4,856)           $    (11,893)
     Realized gains (losses)                                       10,949                 33,344                 209,595
     Realized gain distributions                                   33,745                      -                  44,060
     Unrealized gains (losses)                                    (28,657)               (16,037)               (127,043)
                                                         -------------------------------------------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                         $        16,715           $     12,451            $    114,719
                                                         -------------------------------------------------------------------
Increase (decrease) in net assets from contract
transactions:
     Net premiums/deposits                                $             -           $          -            $          -
     Death Benefits                                                     -                      -                       -
     Surrenders                                                   (46,915)               (90,853)               (464,878)
     Withdrawals                                                  (24,622)               (19,779)                (67,623)
     Net transfers in (out) of
     sub-accounts/fixed accounts -
     Note 1                                                       (14,469)                   313                   4,260
     Annual contract fees                                            (195)                  (123)                   (482)
                                                         -------------------------------------------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM CONTRACT TRANSACTIONS              $       (86,201)          $   (110,442)           $   (528,723)
                                                         -------------------------------------------------------------------
     Total increase (decrease) in net assets
                                                                  (69,486)               (97,991)               (414,004)
     Net assets at beginning of period                            769,930                336,757               1,843,173
                                                         -------------------------------------------------------------------
               NET ASSETS AT END OF PERIOD                $       700,444           $    238,766            $  1,429,169
                                                         ===================================================================
FOR THE YEAR ENDED DECEMBER 31, 2004
Increase (decrease) in net assets from operations:
     Net investment income (loss)                         $           786           $     (6,294)           $    (17,113)
     Realized gains (losses)                                        4,945                   (855)                 98,528
     Realized gain distributions                                   17,023                      -                       -
     Unrealized gains (losses)                                     70,938                 20,430                 121,234
                                                         -------------------------------------------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                         $        93,692           $     13,281            $    202,649
                                                         -------------------------------------------------------------------
Increase (decrease) in net assets from contract
transactions:
     Net premiums/deposits                                $             -           $          -            $      2,361
     Death Benefits                                                (4,268)                (1,493)                 (3,557)
     Surrenders                                                   (43,488)               (73,350)                (90,709)
     Withdrawals                                                  (14,666)               (18,581)               (111,703)
     Net transfers in (out) of
     sub-accounts/fixed accounts -
     Note 1                                                          (347)                21,875                 117,529
     Annual contract fees                                            (264)                  (146)                   (513)
                                                         -------------------------------------------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM CONTRACT TRANSACTIONS              $       (63,033)          $    (71,695)           $    (86,592)
                                                         -------------------------------------------------------------------
     Total increase (decrease) in net assets
                                                                   30,659                (58,414)                116,057
     Net assets at beginning of period                            739,271                395,171               1,727,116
                                                         -------------------------------------------------------------------
               NET ASSETS AT END OF PERIOD                $       769,930           $    336,757            $  1,843,173
                                                         ===================================================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


NOTE 1.  ORGANIZATION:

The Sage Variable Annuity Account A (the "Variable Account"), a unit investment trust registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, is a separate investment account of Sage Life Assurance of America, Inc. (the "Company"), which is a Delaware-domiciled insurance company. Prior to January 20, 2006, the Company was a wholly-owned subsidiary of Sage Life Holdings of America Inc. ("Sage Holdings"), which was a wholly-owned subsidiary of Swiss Re Life & Health America, Inc. ("SRLHA"). Effective January 20, 2006, Sage Holdings was dissolved. As a result, the Company became a wholly-owned direct subsidiary of SRLHA. SRLHA in turn is a wholly-owned indirect subsidiary of Swiss Reinsurance Company of Zurich, Switzerland. SL Distributors Inc., an affiliated broker/dealer of the Company, serves as the principal securities underwriter of the contracts and of the shares of the Variable Account.

Variable annuity contracts are no longer offered for sale. However, the Variable Account continues to accept new policy payments on, and process transactions for, existing contracts, including the Asset I, Asset II, Choice, Capital Select Plus, Freedom and Select Variable Annuity Contracts (collectively, the "Contracts"). Under the terms of the contracts, contractholders select where the net purchase payments of the Contracts are invested. The contractholder may choose to invest in either the Variable Account, Fixed Account I or Fixed Account II (collectively, the "Fixed Accounts") or both the Variable Account and the Fixed Accounts.

The Variable Account currently offers 54 variable fund investments ("sub-accounts") each of which invests in shares of corresponding funds ("Funds"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the SEC. The Investment Advisors and sub-accounts are as follows:

INVESTMENT ADVISOR:                          INVESTMENT ADVISOR:                       INVESTMENT ADVISOR:

FUND/SUB-ACCOUNT                             FUND/SUB-ACCOUNT                          FUND/SUB-ACCOUNT
-----------------------------------------    --------------------------------------    ---------------------------------------
AIM ADVISORS, INC:                           LIBERTY MANAGEMENT, INC.:                 RYDEX MANAGEMENT:
                                             Liberty Asset Allocation VS Class A
AIM VI Government Securities Series I        Liberty Growth & Income VS Class A        Rydex Basic Materials
AIM VI Government Securities Series II                                                 Rydex Consumer Products
AIM VI Core Equity Growth Series I           MASSACHUSETTS FINANCIAL SERVICES          Rydex Energy
AIM VI Core Equity Growth Series II          COMPANY:                                  Rydex Energy Services
AIM VI Financial Services Series I                                                     Rydex Financial Services
AIM VI Growth Series I                       MFS/VIT Utility Series                    Rydex Health Care
AIM VI Health Sciences Series I              MFS/VIT Capital Opportunities Series      Rydex Leisure
AIM VI International Growth Series I         MFS/VIT High Income Series                Rydex Precious Metal
AIM VI International Growth Series II        MFS/VIT High Income Series Service        Rydex Retailing
AIM VI Money Market Series I                 Class                                     Rydex Telecommunications
AIM VI Premier Equity Series I               MFS/VIT Investors Trust Series            Rydex Transportation
AIM VI Premier Equity Series II              MFS/VIT Research Series
AIM VI Technology Series I                   MFS/VIT Total Return Series               T. ROWE PRICE ASSOCIATES, INC:

FRED ALGER MANAGEMENT, INC:                  MORGAN STANLEY INVESTMENT                 T. Rowe Price Equity Income Portfolio
                                             MANAGEMENT, INC:                          T. Rowe Price Mid-Cap Growth Portfolio
Alger American Income & Growth CIO                                                     T. Rowe Price Personal Strategy
Alger American MidCap Growth CIO             Morgan Stanley UIF Global Value           Balanced Portfolio
Alger American Small Capitalization CIO      Equity
                                             Morgan Stanley UIF US Mid Cap Value       VANKAMPEN MANAGEMENT:
COLUMBIA MANAGEMENT ADVISORS, INC.:          Morgan Stanley UIF US Real Estate
                                             Morgan Stanley UIF Value                  Van Kampen LIT Emerging Growth
Colonial Small Cap Value VS Class A                                                    Van Kampen LIT Growth & Income
Columbia High Yield Securities VS Class A    OPPENHEIMER FUNDS, INC:
Columbia International Fund VS Class A
Columbia Large Cap Growth Fund               Oppenheimer Core Bond Fund VA Class 2
(formerly Stein Roe Growth Stock VA          Oppenheimer Core Bond Fund VA
Class A)                                     Oppenheimer Capital Appreciation
                                             Fund VA
                                             Oppenheimer Global Securities VA
                                             Class 2
                                             Oppenheimer Main St Small Cap Fund VA


The Fixed Account I which is part of the General Account that offers a guaranteed fixed interest rate. The Fixed Account II, which is segregated from the General Account, offers various interest rates and time periods. The Fixed Accounts have not been registered under the Securities Act of 1933 nor have the Fixed Accounts been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Accounts.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


The assets of the Variable Account are segregated from the Company's General Account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the contract is in force), may transfer all or part of any sub-account value to another sub-account(s) or to the Fixed Accounts, or transfer all or part of amounts in the Fixed Accounts to any sub-account(s).

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS - Investments in the Variable Account consist of shares of the Funds and are stated at fair value based on the reported net asset values of the Funds, which value their investment securities at fair value. Changes in the difference between fair value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.

INVESTMENT INCOME - Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

REALIZED INVESTMENT GAINS AND LOSSES - Realized investment gains and losses represent the difference between the proceeds from sales of Fund shares held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method. Transactions are recorded on a trade date basis.

FEDERAL INCOME TAXES - Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract will not be treated as an annuity contract under Section 72 of the Code for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Company believes, based on the prospectuses of each of the Funds in which the Variable Account participates, that the Variable Account is in compliance with the diversification requirements of the Code.

USE OF ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

In prior year financial statements, the Variable Account presented certain sub-accounts holding different series of shares of the same fund on a combined basis and reported them as one sub-account. In the current year these sub-accounts are reported as separate sub-accounts. The statement of changes in net assets for the year ended December 31, 2004 has been reclassified and reported as separate reporting sub-accounts to conform with the current year's presentation. Separating these sub-accounts had no effect on the net assets of the sub-accounts or the unit value of the contracts.

Additionally, certain amounts in the statement of changes in net assets for the year ended December 31, 2004, have been reclassified to conform with the current year's presentation. Such reclassifications do not impact previously reported changes in net assets.

As a result of typographical errors related to product heading captions in the financial statements for the year ended December 31, 2004, certain captions in the financial highlights have been revised from those previously reported. Within the financial highlights as of December 31, 2004 and for the year then ended, the Asset 1 and Asset 2 product heading was transposed with the Asset 1, Asset 2 and Choice heading. In addition, the Freedom product heading was transposed with the Select product heading. The underlying financial data has remained unchanged.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


Note 3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005, were as follows:

FUND                                              PURCHASES              SALES
----                                              ----------             -----
AIM VI Government Securities Series I         $          165,637   $           589,625
AIM VI Government Securities Series II                   223,629             1,188,239
AIM VI Core Equity Growth Series I                        81,486               416,621
AIM VI Core Equity Growth Series II                      172,528               637,710
AIM VI Financial Services Series I                       258,306               761,839
AIM VI Growth Series I                                    27,417               229,784
AIM VI Health Sciences Series I                           32,620               163,533
AIM VI International Growth Series I                     113,269               729,605
AIM VI International Growth Series II                    305,654             1,137,099
AIM VI Money Market Series I                           9,054,102             9,452,894
AIM VI Premier Equity Series I                           246,565             1,645,074
AIM VI Premier Equity Series II                            7,206                54,159
AIM VI Technology Series I                               327,021             1,056,631
Alger American Income & Growth CIO                       114,973               489,084
Alger American MidCap Growth CIO                         281,675               746,363
Alger American Small Capitalization CIO                  165,846               909,905
Colonial Newport Tiger VS Class A                            444                 5,674
Colonial Small Cap Value VS Class A                           90                   628
Colonial Strategic Income VS Class A                           -                   689
Columbia High Yield Securities VS Class A                      -                 7,462
Columbia International Fund VS Class A                        25                 5,249
Columbia Large Cap Growth Fund                             1,016                 9,689
Liberty Asset Allocation VS Class A                          276                   162
Liberty Growth & Income VS Class A                             -                   345
MFS/VIT Utility Series                                    62,568               181,634
MFS/VIT Capital Opportunities Series                      92,846               211,092
MFS/VIT High Income Series                             5,061,630             6,588,325
MFS/VIT High Income Series Service Class                 154,921               236,580
MFS/VIT Investors Trust Series                            95,836               616,165
MFS/VIT Research Series                                   33,105               129,809
MFS/VIT Total Return Series                              676,427             1,304,946
Morgan Stanley UIF Global Value Equity                   289,646               588,617
Morgan Stanley UIF US Mid Cap Value                      177,009               734,952
Morgan Stanley UIF US Real Estate                        170,675               503,569
Morgan Stanley UIF Value                                 370,167               360,125
Oppenheimer Core Bond Fund VA Class 2                    639,286             1,588,052
Oppenheimer Core Bond Fund VA                            326,161               699,056
Oppenheimer Capital Appreciation Fund VA                 505,451             1,387,316
Oppenheimer Global Securities VA Class 2                  53,010                24,937
Oppenheimer Main St Small Cap Fund VA                    146,155               479,688
Rydex Basic Materials                                      3,438                45,291
Rydex Consumer Products                                   93,942               307,116
Rydex Energy                                              99,625               794,605
Rydex Energy Services                                     10,019                16,237
Rydex Financial Services                                      89                 9,416
Rydex Health Care                                         83,830               634,017
Rydex Leisure                                             76,469                68,637
Rydex Precious Metal                                      85,008               184,361
Rydex Retailing                                          263,978               684,478
Rydex Telecommunications                                  51,038               105,324
Rydex Transportation                                     162,298               374,696
T. Rowe Price Equity Income Portfolio                     45,184                96,962
T. Rowe Price Mid-Cap Growth Portfolio                    38,849                76,102
T. Rowe Price Personal Strategy Balanced
Portfolio                                                  8,171               100,548
Van Kampen LIT Emerging Growth                            42,806               158,104
Van Kampen LIT Growth & Income                           206,425               702,980

                      SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

NOTE 4. CHARGES AND DEDUCTIONS

The Company deducts charges and other expenses associated with the contracts that reduce the return of the investments in the contracts. These deductions are outlined below for each of the six contracts.

The Company permits 12 transfers between and among the sub-accounts per contract year without an assessment of a fee. For each additional transfer, the Company charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

     --------------------------------------------------------------------------------------------------
       PRODUCT       ANNUAL ADMINISTRATION      SURRENDER          DAILY EXPENSE CHARGE        SALES
                            CHARGE               CHARGES                                      CHARGES
     -------------  -----------------------  ---------------  -----------------------------  -----------
     SELECT         None                     8% - year 1      1.65% of assets                None
                                             6% - year 2
                                             4% - year 3
                                             0%-year 4+

     -------------  -----------------------  ---------------  -----------------------------  -----------
     ASSET I        $40 - year 1-7 **        7% - year 1-2    1.40% of assets for year       None
                    $ 0 - year 8+            6% - year 3      1-7*
                                             5% - year 4      1.25% of assets for year 8+*
                                             4% - year 5
                                             3% - year 6
                                             1% - year 7
                                             0% - year 8+
     -------------  -----------------------  ---------------  -----------------------------  -----------
     ASSET II       $40 - year 1-7           None             1.40% of assets for year       None
                    $ 0 - year 8+                             1-7*
                                                              1.25% of assets for year 8+*

     -------------  -----------------------  ---------------  -----------------------------  -----------
     CHOICE         $40 - year 1-7 **        7% - year 1-2    1.40% of assets                None
                    $ 0 - year 8+            6% - year 3
                                             5% - year 4
                                             4% - year 5
                                             3% - year 6
                                             1% - year 7
                                             0% - year 8+
     -------------  -----------------------  ---------------  -----------------------------  -----------
     FREEDOM        None                     None             1.55% of assets                None
     -------------  -----------------------  ---------------  -----------------------------  -----------
     PLUS           $40 - year 1-7 **        8.5% - year 1-2  1.60% of assets for year 1- 7  None
                    $ 0 - year 8+            5.5% - year 3    1.40% of assets for year 8+
                                             5% - year 4
                                             4% - year 5
                                             3% - year 6
                                             1% - year 7
                                             0% - year 8+
     --------------------------------------------------------------------------------------------------

* For contracts purchased prior to May 1, 2001, asset-based charges are deducted on a monthly basis during the accumulation phase. For contracts purchased on or after May 1, 2001, Asset-Based charges are deductible daily, as a percentage of the assets of the Variable Account.

** Applicable if contract value is below $50,000.

Certain states and municipalities impose tax on the Contracts with respect to the receipt of annuity considerations. This tax ranges from 0% to 3.5% of such considerations.

Additionally, the Company deducts a monthly charge on account values for optional riders, at an annual rate ranging from 0.05% to 0.55%.

The Company and its affiliates receive fees from the Funds or their investment advisors, administrators and distributors for providing distribution, administrative or other services to the Funds.

                      SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

NOTE 5.  CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:

                                              ------------------------------------------------------------------------------------
                                                                2005                                       2004
                                              ------------------------------------------------------------------------------------
FUND                                                                                                                      NET
                                                  UNITS         UNITS      NET INCREASE      UNITS         UNITS        INCREASE
                                                  ISSUED*      REDEEMED*    (DECREASE)*     ISSUED*      REDEEMED*     (DECREASE)*
--------------------------------------------- ------------- ------------- -------------- ------------- ------------- -------------
AIM VI Growth Series I                                124        18,887        (18,763)       78,373        13,883        (64,490)
AIM VI Core Equity Growth Series I                  2,864        44,806        (41,942)          882        39,200        (38,318)
AIM VI Core Equity Growth Series II                 4,779        44,360        (39,581)          777        49,893        (49,116)
AIM VI Financial Services Series I                 15,396        58,148        (42,752)           47        76,555        (76,508)
AIM VI Government Securities, Series I              2,577        39,176        (36,599)        6,740        64,913        (58,173)
AIM VI Government Securities, Series II             7,151       100,895        (93,744)          928       103,791       (102,863)
AIM VI Health Sciences Series I                     1,525        13,283        (11,758)        2,762        18,870        (16,108)
AIM VI International Growth, Series I                  55       198,290       (198,235)          321        59,514        (59,193)
AIM VI International Growth, Series II             88,426             -         88,426           389       118,901       (118,512)
AIM VI Money Market, Series I                     343,729       399,040        (55,311)      280,266       457,195       (176,929)
AIM VI Premier Equity, Series I                     8,525       154,577       (146,052)          787       119,003       (118,216)
AIM VI Premier Equity, Series II                        -         4,736         (4,736)            -         7,282         (7,282)
AIM VI Technology Series I                         25,759       113,189        (87,430)        9,121       152,633       (143,512)
Alger American Income & Growth CIO                  5,485        41,800        (36,315)        9,783        33,033        (23,250)
Alger American MidCap Growth CIO                    4,335        42,500        (38,165)       16,435        32,974        (16,539)
Alger American Small Capitalization CIO             3,246        84,962        (81,716)          444        78,015        (77,571)
Colonial Small Cap Value VS Class A                     -            24            (24)            -            25            (25)
Colonial Newport Tiger VS Class A                       -           473           (473)            -             7             (7)
Columbia High Yield Securities VS Class A               -           642           (642)            -           229           (229)
Colonial Strategic Income VS Class A                    -            47            (47)            -            69            (69)
Columbia International Fund VS Class A                  -           319           (319)            -           943           (943)
Columbia Large Cap Growth Fund                        147         1,572         (1,425)            -           867           (867)
Liberty Asset Allocation VS Class A                     -            15            (15)            -           512           (512)
Liberty Growth & Income VS Class A                      -            29            (29)            -            29            (29)
MFS/VIT Capital Opportunities Series                7,297        21,106        (13,809)           59        23,032        (22,973)
MFS/VIT High Income Series                         48,827       176,166       (127,339)          140       141,455       (141,315)
MFS/VIT High Income Series Service Class            2,154        25,384        (23,230)           50        15,611        (15,561)
MFS/VIT Investors Trust Series                      1,478        55,354        (53,876)          369        52,627        (52,258)
MFS/VIT Research Series                               880        10,192         (9,312)          346        10,140         (9,794)
MFS/VIT Total Return Series                        16,950        85,032        (68,082)       54,668        63,347         (8,679)
MFS/VIT Utilities Series                              983         8,921         (7,938)            4        14,116        (14,112)
Morgan Stanley UIF Global Value Equity                399        24,568        (24,169)        1,546         8,788         (7,242)
Morgan Stanley UIF U.S. Mid Cap Value               2,240        41,031        (38,791)        1,388        40,610        (39,222)
Morgan Stanley UIF U.S. Real Estate                   503        21,252        (20,749)           24        59,260        (59,236)
Morgan Stanley UIF Value                           16,565        22,759         (6,194)        6,930        20,276        (13,346)
Oppenheimer Core Bond Fund VA                       7,912       100,366        (92,454)        4,090        82,641        (78,551)
Oppenheimer Core Bond Fund VA Class 2              10,118        49,182        (39,064)           77       125,305       (125,228)
Oppenheimer Capital Appreciation Fund VA           28,353       105,522        (77,169)          302       128,503       (128,201)
Oppenheimer Global Securities VA Class 2            3,786         1,316          2,470         5,682         2,032          3,650
Oppenheimer Main Street Small Cap Fund VA           3,788        25,146        (21,358)        4,590        19,629        (15,039)
Rydex Basic Materials                                   -         3,779         (3,779)        4,754            55          4,699
Rydex Consumer Products                             2,226        22,450        (20,224)           14        35,507        (35,493)
Rydex Energy                                          146        46,869        (46,723)          136        61,696        (61,560)
Rydex Energy Services                                 776           982           (206)        2,204           786          1,418
Rydex Financial Services                                -           845           (845)          884            40            844
Rydex Health Care                                   1,266        48,722        (47,456)           47        59,712        (59,665)
Rydex Leisure                                       2,443         2,719           (276)          113         6,034         (5,921)
Rydex Precious Metals                               3,124        10,392         (7,268)        4,025        16,249        (12,224)
Rydex Retailing                                     7,136        44,596        (37,460)           49        73,130        (73,081)
Rydex Telecommunications                              527         7,099         (6,572)            4         9,414         (9,410)
Rydex Transportation                                4,510        24,751        (20,241)           14        37,381        (37,367)
T Rowe Price Equity Income Portfolio                    -         6,227         (6,227)           71         4,997         (4,926)
T Rowe Price Mid Cap Growth Portfolio                   -         3,904         (3,904)            -         7,436         (7,436)
T Rowe Price Personal Strategy Balance
Portfolio                                               -         7,069         (7,069)          448         1,097           (649)
Van Kampen LIT Emerging Growth                        105        12,104        (11,999)        2,497        10,943         (8,446)
Van Kampen LIT Growth & Income                      3,033        44,388        (41,355)       10,590        18,302         (7,712)

* Units issued and redeemed are presented net of transfers

                     SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

NOTE 6.  FINANCIAL HIGHLIGHTS

A summary of unit value, number of outstanding units and net assets for the variable annuity contracts, the investment income ratio, expense ratio, and total return, excluding expenses of the underlying Funds, for each of the five years in the period ended December 31, 2005, are as follows. Unit Values are rounded to two decimal places.

                                                          AT YEAR END                      FOR THE YEAR ENDED
                                              -----------------------------------------------------------------------
                                                               NET ASSETS          INVESTMENT
                                                NUMBER     UNIT                      INCOME      EXPENSE     TOTAL
DECEMBER 31, 2005                              OF UNITS    VALUE      (000s)         RATIO*      RATIO**    RETURN***
---------------------------------------------------------------------------------------------------------------------
ASSET1, ASSET2
AIM VI Growth Series I                            2,158  $  11.65    $     25          0.00%      1.40%       7.45%
AIM VI Core Equity Growth, Series I              42,944      8.91         383          1.47%      1.40%       5.28%
AIM VI Government Securities, Series I           26,347     13.45         354          3.13%      1.40%       1.68%
AIM VI International Growth, Series I            36,160     14.34         519          0.62%      1.40%      17.93%
AIM VI Money Market, Series I                   130,181     10.36       1,356          2.51%      1.40%       2.55%
AIM VI Premier Equity, Series I                  63,762      8.92         569          0.80%      1.40%       5.60%
Alger American Income & Growth CIO               12,027     11.73         141          1.10%      1.40%       3.44%
Alger American MidCap Growth CIO                 21,866     16.69         365          0.00%      1.40%       9.84%
Alger American Small Capitalization CIO          29,137      8.71         254          0.00%      1.40%      16.89%
Colonial Small Cap Value VS Class A               1,682     27.19          46          0.00%      1.40%       5.63%
Columbia High Yield Securities VS Class A           174     11.91           2          0.00%      1.40%       2.55%
Columbia International Fund VS Class A              121     17.44           2          0.00%      1.40%      13.12%
Columbia Large Cap Growth Fund                    4,441      6.67          30          0.58%      1.40%       4.76%
Liberty Asset Allocation VS Class A                 984     11.68          12          2.50%      1.40%       6.52%
Liberty Growth & Income VS Class A                1,965     12.69          25          0.00%      1.40%       6.39%
MFS/VIT Capital Opportunities Series              6,483      8.53          55          0.78%      1.40%       1.70%
MFS/VIT High Income Series                       15,040     13.04         196          7.17%      1.40%       2.13%
MFS/VIT Investors Trust Series                   14,570     10.15         148          0.59%      1.40%       7.28%
MFS/VIT Research Series                          13,735      9.63         132          0.48%      1.40%       7.81%
MFS/VIT Total Return Series                      25,423     14.45         367          2.12%      1.40%       2.84%
Morgan Stanley UIF Global Value Equity            3,162     14.49          46          1.03%      1.40%       5.85%
Morgan Stanley UIF U.S. Mid Cap Value            11,074     17.68         196          0.30%      1.40%      12.34%
Morgan Stanley UIF Value                          1,327     16.21          22          1.33%      1.40%       4.55%
Oppenheimer Core Bond Fund VA                    22,509     14.22         320          5.26%      1.40%       2.58%
Oppenheimer Capital Appreciation Fund VA         29,613     12.95         383          1.00%      1.40%       5.12%
Oppenheimer Main Street Small Cap Fund VA        13,888     20.70         288          0.00%      1.40%       9.93%
T Rowe Price Equity Income Portfolio              5,505     15.48          85          1.56%      1.40%       3.94%
T Rowe Price Mid Cap Growth Portfolio             9,806     19.83         194          0.00%      1.40%      14.70%
T Rowe Price Personal Strategy Balanced
Portfolio                                         2,019     14.56          29          1.84%      1.40%       6.42%

ASSET1, ASSET2, CHOICE
AIM VI Growth Series I                           35,771  $  11.38    $    408          0.00%      1.40%       5.93%
AIM VI Core Equity Growth, Series I             100,344      8.33         836          1.31%      1.40%       3.85%
AIM VI Core Equity Growth, Series II             58,563     12.29         721          1.22%      1.40%       3.60%
AIM VI Financial Services Series I               98,653     11.62       1,147          1.34%      1.40%       4.44%
AIM VI Government Securities, Series I          123,798     12.60       1,560          2.91%      1.40%       0.26%
AIM VI Government Securities, Series II          91,276     10.68         977          2.62%      1.40%      -0.02%
AIM VI Health Sciences Series I                  58,472     10.85         635          0.00%      1.40%       6.63%
AIM VI International Growth, Series I           109,878     13.58       1,492          0.58%      1.40%      16.25%
AIM VI International Growth, Series II           84,809     15.18       1,289          0.56%      1.40%      16.04%
AIM VI Money Market, Series I                   412,045      9.98       4,134          2.49%      1.40%       1.07%
AIM VI Premier Equity, Series I                 295,836      8.32       2,464          0.79%      1.40%       4.13%
AIM VI Premier Equity, Series II                  6,074      9.67          59          0.59%      1.40%       3.87%
AIM VI Technology Series I                      229,550      5.65       1,297          0.00%      1.40%       0.84%
Alger American Income & Growth CIO               52,085     11.01         573          1.05%      1.40%       2.00%
Alger American MidCap Growth CIO                 96,654     16.27       1,573          0.00%      1.40%       8.28%
Alger American Small Capitalization CIO         135,889      8.27       1,125          0.00%      1.40%      15.29%
MFS/VIT Capital Opportunities Series             56,461      8.09         457          0.77%      1.40%       0.21%
MFS/VIT High Income Series                      144,895     12.25       1,776          5.29%      1.40%       0.73%

                     SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


                                                          AT YEAR END                      FOR THE YEAR ENDED
                                              -----------------------------------------------------------------------
                                                               NET ASSETS          INVESTMENT
                                                NUMBER     UNIT                      INCOME      EXPENSE     TOTAL
DECEMBER 31, 2005                              OF UNITS    VALUE      (000s)         RATIO*      RATIO**    RETURN***
---------------------------------------------------------------------------------------------------------------------
ASSET1, ASSET2, CHOICE (con't)
MFS/VIT High Income Series, Service Class        27,537  $  12.43    $    342          6.02%      1.40%       0.61%
MFS/VIT Investors Trust Series                  108,392      9.47       1,029          0.57%      1.40%       5.82%
MFS/VIT Research Series                          31,997      9.00         288          0.47%      1.40%       6.29%
MFS/VIT Total Return Series                     247,223     13.50       3,337          2.07%      1.40%       1.41%
MFS/VIT Utilities Series                          6,726     15.88         107          0.49%      1.40%      14.97%
Morgan Stanley UIF Global Value Equity           39,942     13.47         538          0.86%      1.40%       4.32%
Morgan Stanley UIF U.S. Mid Cap Value            73,329     16.85       1,236          0.31%      1.40%      10.71%
Morgan Stanley UIF U.S. Real Estate              20,848     18.99         396          1.20%      1.40%      15.39%
Morgan Stanley UIF Value                         73,515     15.05       1,107          1.36%      1.40%       3.13%
Oppenheimer Core Bond Fund VA                   185,458     13.27       2,463          5.34%      1.40%       1.15%
Oppenheimer Core Bond Fund VA Class 2            34,017     11.85         403          5.34%      1.40%       0.94%
Oppenheimer Capital Appreciation Fund VA        218,571     12.33       2,694          0.96%      1.40%       3.66%
Oppenheimer Global Securities VA Class 2          5,117     14.04          72          0.84%      1.40%      12.46%
Oppenheimer Main Street Small Cap Fund VA        42,015     19.94         838          0.00%      1.40%       8.39%
Rydex Consumer Products                          24,292     11.45         278          0.51%      1.40%      -1.78%
Rydex Energy                                     22,862     17.42         399          0.02%      1.40%      36.61%
Rydex Energy Services                             2,009     16.12          32          0.00%      1.40%      46.27%
Rydex Health Care                                56,165     11.78         662          0.00%      1.40%       9.10%
Rydex Leisure                                     3,500     11.56          40          0.00%      1.40%      -6.19%
Rydex Precious Metals                            10,241     15.01         154          0.00%      1.40%      19.15%
Rydex Retailing                                  60,940     11.24         685          0.00%      1.40%       4.02%
Rydex Telecommunications                          6,506     11.95          78          0.00%      1.40%      -0.27%
Rydex Transportation                             24,808     13.07         324          0.00%      1.40%       6.93%
T Rowe Price Equity Income Portfolio             42,846     14.36         615          1.54%      1.40%       2.47%
T Rowe Price Mid Cap Growth Portfolio            25,039     19.01         476          0.00%      1.40%      13.13%
T Rowe Price Personal Strategy Balanced
Portfolio                                        11,616     13.65         159          1.73%      1.40%       4.92%
Van Kampen LIT Emerging Growth                   11,442      9.90         113          0.02%      1.40%       6.14%
Van Kampen LIT Growth & Income                   46,916     13.70         643          0.95%      1.40%       8.15%

PLUS
AIM VI Growth Series I                            4,943  $  11.34    $     56          0.00%      1.60%       5.77%
AIM VI Core Equity Growth, Series II             46,568     12.18         568          1.23%      1.60%       3.41%
AIM VI Financial Services Series I               53,940     12.76         689          1.33%      1.60%       4.22%
AIM VI Government Securities, Series II          60,227     10.59         639          2.84%      1.60%      -0.22%
AIM VI Health Sciences Series I                  15,371     10.91         168          0.00%      1.60%       6.37%
AIM VI International Growth, Series II           84,252     15.05       1,270          0.61%      1.60%       0.00%
AIM VI Money Market, Series I                   177,131      9.92       1,767          2.49%      1.60%       0.83%
AIM VI Premier Equity, Series I                  87,449     12.75       1,116          0.82%      1.60%       3.96%
AIM VI Premier Equity, Series II                 13,135      9.59         126          0.63%      1.60%       3.65%
AIM VI Technology Series I                       77,803      9.68         753          0.00%      1.60%       0.57%
Alger American Income & Growth CIO               23,325     10.07         235          1.10%      1.60%       1.75%
Alger American MidCap Growth CIO                 45,019     13.69         616          0.00%      1.60%       8.10%
Alger American Small Capitalization CIO          32,273     15.22         492          0.00%      1.60%      15.05%
MFS/VIT Capital Opportunities Series              9,996     10.79         108          0.75%      1.60%       0.02%
MFS/VIT High Income Series                      132,220     13.29       1,758          7.19%      1.60%       0.54%
MFS/VIT High Income Series, Service Class        35,296     12.33         435          6.36%      1.60%       0.43%
MFS/VIT Investors Trust Series                   35,183     11.32         399          0.55%      1.60%       5.57%
MFS/VIT Research Series                           2,834     11.92          34          0.56%      1.60%       6.12%
MFS/VIT Total Return Series                      54,043     12.28         664          1.96%      1.60%       1.16%
MFS/VIT Utilities Series                          6,926     15.76         109          0.48%      1.60%      14.69%
Morgan Stanley UIF Global Value Equity           26,628     12.58         335          0.93%      1.60%       4.12%
Morgan Stanley UIF U.S. Mid Cap Value            35,740     14.20         508          0.32%      1.60%      10.53%
Morgan Stanley UIF U.S. Real Estate              14,486     18.85         273          1.11%      1.60%      15.16%

                     SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


                                                          AT YEAR END                      FOR THE YEAR ENDED
                                              -----------------------------------------------------------------------
                                                               NET ASSETS          INVESTMENT
                                                NUMBER     UNIT                      INCOME      EXPENSE     TOTAL
DECEMBER 31, 2005                              OF UNITS    VALUE      (000s)         RATIO*      RATIO**    RETURN***
---------------------------------------------------------------------------------------------------------------------
PLUS (con't)
Morgan Stanley UIF Value                         16,297  $  13.01    $    212          1.33%      1.60%       2.93%
Oppenheimer Core Bond Fund VA                    85,583     11.49         984          4.94%      1.60%       0.93%
Oppenheimer Core Bond Fund VA Class 2            63,687     11.76         749          5.10%      1.60%       0.71%
Oppenheimer Capital Appreciation Fund VA         79,109     11.16         883          0.92%      1.60%       3.44%
Oppenheimer Global Securities VA Class 2          2,633     13.93          37          0.41%      1.60%      12.25%
Oppenheimer Main Street Small Cap Fund VA        14,658     17.15         251          0.00%      1.60%       8.18%
Rydex Basic Materials                               930     12.51          12          0.42%      1.60%       2.37%
Rydex Consumer Products                          20,831     11.37         237          0.49%      1.60%      -2.01%
Rydex Energy                                     13,154     17.29         228          0.00%      1.60%      36.33%
Rydex Energy Services                               983     16.00          16          0.00%      1.60%      45.97%
Rydex Health Care                                37,072     11.70         434          0.00%      1.60%       8.89%
Rydex Leisure                                     5,109     11.47          59          0.00%      1.60%      -6.36%
Rydex Precious Metals                             4,955     14.90          74          0.00%      1.60%      18.92%
Rydex Retailing                                  37,475     11.16         418          0.00%      1.60%       3.82%
Rydex Telecommunications                          4,841     11.86          57          0.00%      1.60%      -0.43%
Rydex Transportation                             20,106     12.97         261          0.00%      1.60%       6.74%
Van Kampen LIT Emerging Growth                    3,332      9.82          33          0.01%      1.60%       5.92%
Van Kampen LIT Growth & Income                   47,270     13.59         643          0.84%      1.60%       7.99%

SELECT
AIM VI Growth Series I                            2,097  $  11.33    $     24          0.00%      1.65%       5.68%
AIM VI Core Equity Growth, Series II             12,666     12.15         154          0.82%      1.65%       3.36%
AIM VI Financial Services Series I               59,478     12.73         757          1.22%      1.65%       4.16%
AIM VI Government Securities, Series II          23,953     10.56         253          1.75%      1.65%      -0.25%
AIM VI Health Sciences Series I                   4,101     10.89          45          0.00%      1.65%       6.35%
AIM VI International Growth, Series II           25,846     15.02         389          0.43%      1.65%       0.00%
AIM VI Money Market, Series I                    62,696      9.91         625          2.42%      1.65%       0.79%
AIM VI Premier Equity, Series I                  17,874     12.73         228          0.44%      1.65%       3.91%
AIM VI Premier Equity, Series II                  6,230      9.57          59          0.58%      1.65%       3.65%
AIM VI Technology Series I                      106,015      9.65       1,023          0.00%      1.65%       0.46%
Alger American Income & Growth CIO                3,331     10.05          33          1.36%      1.65%       1.74%
Alger American MidCap Growth CIO                  3,727     13.66          51          0.00%      1.65%       8.04%
Alger American Small Capitalization CIO           4,474     15.19          68          0.00%      1.65%      14.98%
MFS/VIT Capital Opportunities Series                337     10.77           4          0.98%      1.65%      -0.01%
MFS/VIT High Income Series                       11,868     13.26         157          8.25%      1.65%       0.48%
MFS/VIT High Income Series, Service Class        19,090     12.31         235          6.60%      1.65%       0.40%
MFS/VIT Investors Trust Series                    9,105     11.29         103          0.61%      1.65%       5.53%
MFS/VIT Research Series                             521     11.89           6          0.47%      1.65%       5.98%
MFS/VIT Total Return Series                      28,067     12.25         344          2.05%      1.65%       1.11%
MFS/VIT Utilities Series                          5,791     15.73          91          0.48%      1.65%      14.64%
Morgan Stanley UIF Global Value Equity            1,718     12.55          22          0.70%      1.65%       4.06%
Morgan Stanley UIF U.S. Mid Cap Value            14,436     14.17         205          0.31%      1.65%      10.47%
Morgan Stanley UIF U.S. Real Estate              25,807     18.82         486          1.23%      1.65%      15.15%
Morgan Stanley UIF Value                          5,110     12.98          66          1.03%      1.65%       2.87%
Oppenheimer Core Bond Fund VA                    19,349     11.46         222          5.28%      1.65%       0.89%
Oppenheimer Core Bond Fund VA Class 2            71,544     11.74         840          7.54%      1.65%       0.69%
Oppenheimer Capital Appreciation Fund VA          9,735     11.14         108          1.42%      1.65%       3.40%
Oppenheimer Global Securities VA Class 2          2,208     13.90          31          0.83%      1.65%      12.22%
Oppenheimer Main Street Small Cap Fund VA         5,815     17.11         100          0.00%      1.65%       8.08%
Rydex Basic Materials                                47     12.49           1          0.13%      1.65%       2.34%
Rydex Consumer Products                          22,782     11.35         259          0.52%      1.65%      -2.03%
Rydex Energy                                     19,368     17.25         334          0.02%      1.65%      36.29%

                     SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


                                                          AT YEAR END                      FOR THE YEAR ENDED
                                              -----------------------------------------------------------------------
                                                               NET ASSETS          INVESTMENT
                                                NUMBER     UNIT                      INCOME      EXPENSE     TOTAL
DECEMBER 31, 2005                              OF UNITS    VALUE      (000s)         RATIO*      RATIO**    RETURN***
---------------------------------------------------------------------------------------------------------------------
SELECT (con't)
Rydex Energy Services                               920  $  15.97    $     15          0.00%      1.65%      45.83%
Rydex Financial Services                            107     11.63           1          0.45%      1.65%       1.66%
Rydex Health Care                                49,690     11.67         580          0.00%      1.65%       8.79%
Rydex Leisure                                     3,154     11.45          36          0.00%      1.65%      -6.46%
Rydex Precious Metals                             9,538     14.87         142          0.00%      1.65%      18.89%
Rydex Retailing                                  54,865     11.14         611          0.00%      1.65%       3.72%
Rydex Telecommunications                          6,287     11.84          74          0.00%      1.65%      -0.54%
Rydex Transportation                             22,914     12.94         297          0.00%      1.65%       6.72%
Van Kampen LIT Emerging Growth                    7,763      9.80          76          0.02%      1.65%       5.92%
Van Kampen LIT Growth & Income                    7,934     13.56         108          1.39%      1.65%       7.93%

FREEDOM
AIM VI Growth Series I                              758  $  11.35    $      9          0.00%      1.55%       5.86%
AIM VI Core Equity Growth, Series II              8,820     12.21         108          1.27%      1.55%       3.45%
AIM VI Financial Services Series I                8,524     12.78         109          1.41%      1.55%       4.27%
AIM VI Government Securities, Series II          15,333    10.61          163          2.99%      1.55%      -0.19%
AIM VI Health Sciences Series I                   1,695     10.94          19          0.00%      1.55%       6.50%
AIM VI International Growth, Series II            7,797     15.08         118          0.59%      1.55%       0.00%
AIM VI Money Market, Series I                    17,260      9.93         172          2.41%      1.55%       0.96%
AIM VI Premier Equity, Series I                  11,761     12.76         150          0.86%      1.55%       4.02%
AIM VI Premier Equity, Series II                  1,180      9.61          11          0.64%      1.55%       3.76%
AIM VI Technology Series I                       13,999      9.70         136          0.00%      1.55%       0.58%
Alger American Income & Growth CIO                1,848     10.10          19          1.32%      1.55%       1.87%
Alger American MidCap Growth CIO                  2,356     13.71          32          0.00%      1.55%       8.16%
Alger American Small Capitalization CIO           3,754     15.25          57          0.00%      1.55%      15.04%
MFS/VIT High Income Series                        3,283     13.32          44          6.57%      1.55%       0.61%
MFS/VIT High Income Series, Service Class         1,235     12.36          15          6.50%      1.55%       0.45%
MFS/VIT Investors Trust  Series                   4,013     11.34          46          0.56%      1.55%       5.69%
MFS/VIT Research Series                             320     11.94           4          0.78%      1.55%       6.16%
MFS/VIT Total Return Series                       4,255     12.31          52          2.80%      1.55%       1.21%
MFS/VIT Utilities Series                          2,213     15.79          35          0.51%      1.55%      14.74%
Morgan Stanley UIF Global Value Equity            1,484     12.60          19          1.01%      1.55%       4.17%
Morgan Stanley UIF U.S. Mid Cap Value             4,632     14.23          66          0.30%      1.55%      10.60%
Morgan Stanley UIF U.S. Real Estate               1,949     18.89          37          1.13%      1.55%      15.23%
Morgan Stanley UIF Value                          2,571     13.04          34          1.30%      1.55%       2.99%
Oppenheimer Core Bond Fund VA                    13,848     11.51         160          5.69%      1.55%       0.97%
Oppenheimer Core Bond Fund VA Class 2             6,157     11.78          73          5.48%      1.55%       0.72%
Oppenheimer Capital Appreciation Fund VA            953     11.18          11          1.26%      1.55%       3.47%
Oppenheimer Main Street Small Cap Fund VA           593     17.18          10          0.00%      1.55%       8.21%
Rydex Consumer Products                           5,328     11.39          61          0.51%      1.55%      -1.91%
Rydex Energy                                      1,873     17.32          32          0.02%      1.55%      36.38%
Rydex Health Care                                 8,020     11.72          94          0.00%      1.55%       8.89%
Rydex Leisure                                        46     11.49           1          0.00%      1.55%      -6.34%
Rydex Precious Metals                             1,238     14.93          18          0.00%      1.55%      19.05%
Rydex Retailing                                   6,600     11.18          74          0.00%      1.55%       3.82%
Rydex Telecommunications                          1,348     11.88          16          0.00%      1.55%      -0.41%
Rydex Transportation                              5,440     12.99          71          0.00%      1.55%       6.77%
Van Kampen LIT Emerging Growth                    1,692      9.84          17          0.10%      1.55%       6.03%
Van Kampen LIT Growth & Income                    2,662     13.61          36          0.85%      1.55%       8.05%

                     SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


                                                          AT YEAR END                      FOR THE YEAR ENDED
                                              -----------------------------------------------------------------------
                                                               NET ASSETS          INVESTMENT
                                                NUMBER     UNIT                      INCOME      EXPENSE     TOTAL
DECEMBER 31, 2004                              OF UNITS    VALUE      (000s)         RATIO*      RATIO**    RETURN***
---------------------------------------------------------------------------------------------------------------------
ASSET1, ASSET2
AIM VI Government Securities Series I            29,246  $  13.23    $    387          3.23%      1.40%       2.56%
AIM VI Growth Series I                            2,724     10.84          30          5.04%      1.40%      -6.79%
AIM VI Core Equity Growth Series I               49,348      8.46         417          0.91%      1.40%       8.97%
AIM VI International Growth Series I             44,447     12.16         540          0.63%      1.40%      24.00%
AIM VI Money Market Series I                    131,825     10.10       1,332          0.67%      1.40%       0.69%
AIM VI Premier Equity Series I                   81,035      8.45         684          0.46%      1.40%       5.77%
Alger American Income & Growth CIO               15,963    11.34          181          0.53%      1.40%       7.85%
Alger American MidCap Growth CIO                 26,931     15.19         409          0.00%      1.40%      13.04%
Alger American Small Capitalization CIO          34,863      7.45         260          0.00%      1.40%      16.57%
Colonial Newport Tiger VS Class A                   473     11.84           6          1.34%      1.40%      16.30%
Colonial Small Cap Value VS Class A               1,706    25.74           44          0.47%      1.40%      22.70%
Colonial Strategic Income VS Class A                 47     14.83           1          4.95%      1.40%      10.16%
Columbia High Yield Securities VS Class A           816     11.61          10          1.35%      1.40%       7.12%
Columbia International Fund VS Class A              440     15.42           7          1.22%      1.40%      13.73%
Liberty Asset Allocation VS Class A                 999     10.97          11          2.45%      1.40%       9.99%
Liberty Growth & Income VS Class A                1,994     11.93          24          1.86%      1.40%      13.76%
MFS/VIT Capital Opportunities Series              7,491      8.39          63          0.37%      1.40%      12.46%
MFS/VIT High Income Series                       12,289     12.77         157          4.89%      1.40%       9.15%
MFS/VIT Investors Trust Series                   19,662      9.46         186          0.66%      1.40%      11.36%
MFS/VIT Research Series                          17,051      8.93         152          1.06%      1.40%      15.85%
MFS/VIT Total Return Series                      41,915     14.05         589          1.66%      1.40%      11.32%
Morgan Stanley UIF Global Value Equity            5,464     13.69          75          0.77%      1.40%      13.54%
Morgan Stanley UIF US Mid Cap Value              11,144     15.74         175          0.02%      1.40%      14.59%
Morgan Stanley UIF Value                          1,372     15.50          21          4.12%      1.40%      17.83%
Oppenheimer Core Bond Fund VA                    27,268     13.86         378          4.71%      1.40%       5.49%
Oppenheimer Capital Appreciation Fund VA         40,404     12.32         498          0.32%      1.40%       6.94%
Oppenheimer Main St Small Cap Fund VA            16,761     18.83         316          0.00%      1.40%      19.42%
Stein Roe Growth Stock VS Class A                 5,866      6.37          37          0.16%      1.40%      -1.95%
T. Rowe Price Equity Income Portfolio             6,039     14.89          90          1.55%      1.40%      14.92%
T. Rowe Price Mid-Cap Growth Portfolio           11,833     17.29         205          0.00%      1.40%      18.34%
T. Rowe Price Personal Strategy Balanced
Portfolio                                         6,197     13.68          85          1.56%      1.40%      12.80%

ASSET1, ASSET2, CHOICE
AIM VI Government Securities Series I           157,498  $  12.57    $  1,980          3.29%      1.40%       1.13%
AIM VI Financial Services Series 1              110,697     11.13       1,232          0.69%      1.40%       7.15%
AIM VI Health Sciences Series 1                  65,647     10.18         668          0.00%      1.40%       6.06%
AIM VI Core Equity Growth Series I              135,882      8.02       1,090          0.93%      1.40%       7.44%
AIM VI Core Equity Series II                     76,860     11.86         911          0.72%      1.40%       7.15%
AIM VI Government Security Series II            137,523     10.68       1,469          2.88%      1.40%       0.83%
AIM VI Growth Series I                           48,007     10.74         516          3.99%      1.40%       9.65%
AIM VI International Growth Series I            150,901     11.68       1,762          0.62%      1.40%      22.27%
AIM VI International Growth Series II           114,278     13.08       1,494          0.47%      1.40%      21.97%
AIM VI Money Market Series I                    379,116      9.87       3,741          0.66%      1.40%      -0.72%
AIM VI Premier Equity Series I                  374,110      7.99       2,988          0.44%      1.40%       4.29%
AIM VI Premier Equity Series II                   8,310      9.31          77          0.29%      1.40%       4.02%
AIM VI Technology Series 1                      263,835      5.60       1,479          0.00%      1.40%       3.17%
Alger American Income & Growth CIO               69,315     10.79         748          0.55%      1.40%       6.34%
Alger American MidCap Growth CIO                111,860     15.03       1,681          0.00%      1.40%      11.46%
Alger American Small Capitalization CIO         194,640      7.17       1,396          0.00%      1.40%      14.94%
MFS/VIT Utility Series                            9,572     13.81         132          1.64%      1.40%      28.03%
MFS/VIT Capital Opportunities Series             66,337      8.07         535          0.37%      1.40%      10.89%

                     SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


                                                          AT YEAR END                      FOR THE YEAR ENDED
                                              -----------------------------------------------------------------------
                                                               NET ASSETS          INVESTMENT
                                                NUMBER     UNIT                      INCOME      EXPENSE     TOTAL
DECEMBER 31, 2004                              OF UNITS    VALUE      (000s)         RATIO*      RATIO**    RETURN***
---------------------------------------------------------------------------------------------------------------------
ASSET1, ASSET2, CHOICE (con't)
MFS/VIT High Income Series                       33,810  $  12.35    $    418          6.28%      1.40%       7.30%
MFS/VIT High Income Series                      256,214     12.16       3,115          6.51%      1.40%       7.62%
MFS/VIT Investors Trust Series                  144,603      8.95       1,294          0.63%      1.40%       9.80%
MFS/VIT Research Series                          33,901      8.47         287          1.07%      1.40%      14.23%
MFS/VIT Total Return Series                     265,277     13.31       3,532          1.64%      1.40%       9.76%
Morgan Stanley UIF Global Value Equity           57,999     12.91         749          0.55%      1.40%      11.95%
Morgan Stanley UIF US Mid Cap Value              96,410     15.22       1,467          0.02%      1.40%      12.99%
Morgan Stanley UIF US Real Estate                27,489     16.46         452          3.50%      1.40%      34.49%
Morgan Stanley UIF Value                         67,773     14.59         989          4.16%      1.40%      16.19%
Oppenheimer Core Bond Fund VA                   227,601     13.12       2,986          4.70%      1.40%       4.02%
Oppenheimer Core Bond Fund VA Class 2            47,374     11.74         556          4.59%      1.40%       3.75%
Oppenheimer Capital Appreciation Fund VA        258,651     11.89       3,076          0.31%      1.40%       5.44%
Oppenheimer Global Securities VA Class 2          5,125     12.48          64          0.34%      1.40%      17.21%
Oppenheimer Main St Small Cap Fund VA            45,922     18.40         845          0.00%      1.40%      17.75%
Rydex Basic Materials                             2,310     12.29          28          0.03%      1.40%      19.14%
Rydex Consumer Products                          27,986     11.66         326          0.02%      1.40%      11.72%
Rydex Energy                                     38,949     12.75         497          0.00%      1.40%      30.42%
Rydex Energy Services                             2,825     11.02          31          0.27%      1.40%      31.87%
Rydex Health Care                                66,658     10.80         720          0.00%      1.40%       4.74%
Rydex Leisure                                     3,868     12.32          48          0.00%      1.40%      22.13%
Rydex Precious Metal                             10,695     12.60         135          0.00%      1.40%     -15.42%
Rydex Retailing                                  69,824     10.81         755          0.00%      1.40%       8.52%
Rydex Telecommunications                          7,543     11.98          90          0.00%      1.40%      11.10%
Rydex Transportation                             28,253     12.22         345          0.00%      1.40%      21.27%
T. Rowe Price Equity Income Portfolio            48,539     14.01         680          2.02%      1.40%      13.31%
T. Rowe Price Mid-Cap Growth Portfolio           26,916     16.80         452          0.00%      1.40%      16.69%
T. Rowe Price Personal Strategy Balanced
Portfolio                                        14,507     13.01         189          2.06%      1.40%      11.22%
Van Kampen LIT Emerging Growth                   17,919      9.33         167          0.00%      1.40%       5.28%
Van Kampen LIT Growth & Income                   60,165     12.67         762          0.78%      1.40%      12.52%

PLUS
AIM VI Financial Services Series 1               67,145  $  12.24    $    822          0.60%      1.60%       6.94%
AIM VI Health Sciences Series 1                  16,360     10.26         168          0.00%      1.60%       5.85%
AIM VI Technology Series 1                      101,319      9.62         975          0.00%      1.60%       2.96%
AIM VI Core Equity Series II                     52,252     11.78         616          0.67%      1.60%       6.93%
AIM VI Government Security Series II             68,478     10.61         726          2.81%      1.60%       0.63%
AIM VI Growth Series I                            7,432     10.72          80          2.98%      1.60%       9.65%
AIM VI International Growth Series I             93,986     12.99       1,221          0.43%      1.60%      21.73%
AIM VI Money Market Series I                    213,807      9.84       2,103          0.65%      1.60%      -0.92%
AIM VI Premier Equity Series I                   94,910     12.26       1,164          0.39%      1.60%       4.08%
AIM VI Premier Equity Series II                  13,766      9.25         127          0.29%      1.60%       3.81%
Alger American Income & Growth CIO               31,633      9.90         313          0.55%      1.60%       6.12%
Alger American MidCap Growth CIO                 53,747     12.66         681          0.00%      1.60%      11.24%
Alger American Small Capitalization CIO          39,054     13.23         517          0.00%      1.60%      14.71%
MFS/VIT Utility Series                            8,301     13.74         114          1.42%      1.60%      27.77%
MFS/VIT Capital Opportunities Series             10,458     10.79         113          0.35%      1.60%      10.66%
MFS/VIT High Income Series                       36,781     12.28         452          7.65%      1.60%       7.08%
MFS/VIT High Income Series                      152,347     13.22       2,014          2.80%      1.60%       7.40%
MFS/VIT Investors Trust Series                   36,850     10.72         395          0.63%      1.60%       9.57%
MFS/VIT Research Series                           6,340     11.23          71          1.06%      1.60%      14.00%
MFS/VIT Total Return Series                      67,976     12.14         825          1.54%      1.60%       9.54%
Morgan Stanley UIF Global Value Equity           27,820    12.08          336          0.41%      1.60%      11.72%

                     SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


                                                          AT YEAR END                      FOR THE YEAR ENDED
                                              -----------------------------------------------------------------------
                                                               NET ASSETS          INVESTMENT
                                                NUMBER     UNIT                      INCOME      EXPENSE     TOTAL
DECEMBER 31, 2004                              OF UNITS    VALUE      (000s)         RATIO*      RATIO**    RETURN***
---------------------------------------------------------------------------------------------------------------------
PLUS (con't)
Morgan Stanley UIF US Mid Cap Value              40,969  $  12.85    $    527          0.02%      1.60%      12.76%
Morgan Stanley UIF US Real Estate                19,398     16.37         317          3.70%      1.60%      34.21%
Morgan Stanley UIF Value                         22,303     12.64         282          4.05%      1.60%      15.95%
Oppenheimer Core Bond Fund VA                    87,281     11.38         993          5.04%      1.60%       3.80%
Oppenheimer Core Bond Fund VA Class 2            62,780     11.68         733          5.36%      1.60%       3.54%
Oppenheimer Capital Appreciation Fund VA         85,633     10.79         924          0.31%      1.60%       5.23%
Oppenheimer Global Securities VA Class 2              7     12.41           -          1.77%      1.60%      16.98%
Oppenheimer Main St Small Cap Fund VA            22,589     15.85         358          0.00%      1.60%      17.51%
Rydex Basic Materials                             1,306     12.22          16          0.03%      1.60%      18.90%
Rydex Consumer Products                          27,128     11.60         315          0.02%      1.60%      11.49%
Rydex Energy                                     25,622     12.68         325          0.00%      1.60%      30.16%
Rydex Energy Services                               987     10.96          11          0.22%      1.60%      31.60%
Rydex Health Care                                53,479     10.74         574          0.00%      1.60%       4.52%
Rydex Leisure                                     4,514     12.25          55          0.00%      1.60%      21.88%
Rydex Precious Metal                              8,184     12.53         103          0.00%      1.60%     -15.59%
Rydex Retailing                                  49,876     10.75         536          0.00%      1.60%       8.30%
Rydex Telecommunications                          7,418     11.91          88          0.00%      1.60%      10.88%
Rydex Transportation                             27,551     12.15         335          0.00%      1.60%      21.02%
Van Kampen LIT Emerging Growth                    3,436      9.27          32          0.00%      1.60%       5.07%
Van Kampen LIT Growth & Income                   48,565     12.58         611          0.70%      1.60%      12.29%

SELECT
AIM VI Financial Services Series 1               75,490  $  12.22    $    922          0.71%      1.65%       6.88%
AIM VI Health Sciences Series 1                   6,167     10.24          63          0.00%      1.65%       5.79%
AIM VI Technology Series 1                      134,567      9.61       1,293          0.00%      1.65%       2.91%
AIM VI Core Equity Series II                     27,028     11.76         318          0.83%      1.65%       6.88%
AIM VI Government Security Series II             61,781     10.59         654          3.21%      1.65%       0.58%
AIM VI Growth Series I                              810     10.72           9          4.90%      1.65%       9.65%
AIM VI International Growth Series I             46,201     12.97         599          0.49%      1.65%      21.66%
AIM VI Money Market Series I                    101,744      9.83       1,000          0.69%      1.65%      -0.97%
AIM VI Premier Equity Series I                   59,939     12.25         734          0.51%      1.65%       4.03%
AIM VI Premier Equity Series II                   8,099      9.23          75          0.26%      1.65%       3.75%
Alger American Income & Growth CIO                9,360      9.88          92          0.53%      1.65%       6.07%
Alger American MidCap Growth CIO                 11,954     12.64         151          0.00%      1.65%      11.18%
Alger American Small Capitalization CIO          14,187     13.21         187          0.00%      1.65%      14.65%
MFS/VIT Utility Series                            9,230     13.72         127          1.33%      1.65%      27.70%
MFS/VIT Capital Opportunities Series              2,245     10.77          24          0.36%      1.65%      10.61%
MFS/VIT High Income Series                       22,276     12.26         273          4.65%      1.65%       7.03%
MFS/VIT High Income Series                       22,404     13.20         296          7.47%      1.65%       7.35%
MFS/VIT Investors Trust Series                   19,646     10.70         210          0.62%      1.65%       9.52%
MFS/VIT Research Series                             533     11.22           6          0.50%      1.65%      13.94%
MFS/VIT Total Return Series                      44,463     12.12         539          1.57%      1.65%       9.49%
Morgan Stanley UIF Global Value Equity            4,336     12.06          52          0.63%      1.65%      11.67%
Morgan Stanley UIF US Mid Cap Value              23,989     12.83         308          0.02%      1.65%      12.70%
Morgan Stanley UIF US Real Estate                34,498     16.34         564          3.59%      1.65%      34.15%
Morgan Stanley UIF Value                         10,626     12.62         134          3.87%      1.65%      15.89%
Oppenheimer Core Bond Fund VA                    61,465     11.36         698          4.79%      1.65%       3.75%
Oppenheimer Core Bond Fund VA Class 2            94,134     11.66       1,098          4.45%      1.65%       3.49%
Oppenheimer Capital Appreciation Fund VA         23,211     10.77         250          0.31%      1.65%       5.17%
Oppenheimer Global Securities VA Class 2          2,356     12.39          29          0.13%      1.65%      16.92%
Oppenheimer Main St Small Cap Fund VA            11,728     15.83         186          0.00%      1.65%      17.45%
Rydex Basic Materials                             1,140     12.20          14          0.00%      1.65%      18.84%

                     SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


                                                          AT YEAR END                      FOR THE YEAR ENDED
                                              -----------------------------------------------------------------------
                                                               NET ASSETS          INVESTMENT
                                                NUMBER     UNIT                      INCOME      EXPENSE     TOTAL
DECEMBER 31, 2004                              OF UNITS    VALUE      (000s)         RATIO*      RATIO**    RETURN***
---------------------------------------------------------------------------------------------------------------------
SELECT (con't)
Rydex Consumer Products                          32,817  $  11.58    $    380          0.00%      1.65%      11.43%
Rydex Energy                                     36,401     12.66         461          0.00%      1.65%      30.09%
Rydex Energy Services                               306     10.95           3          0.00%      1.65%      31.53%
Rydex Financial Services                            952     11.44          11          0.32%      1.65%      15.19%
Rydex Health Care                                69,390     10.73         744          0.00%      1.65%       4.47%
Rydex Leisure                                     3,632     12.24          44          0.00%      1.65%      21.82%
Rydex Precious Metal                             13,005     12.51         163          0.00%      1.65%     -15.63%
Rydex Retailing                                  70,610     10.74         758          0.00%      1.65%       8.24%
Rydex Telecommunications                          9,209     11.90         110          0.00%      1.65%      10.82%
Rydex Transportation                             32,427     12.13         393          0.00%      1.65%      20.96%
Van Kampen LIT Emerging Growth                   13,185      9.25         122          0.00%      1.65%       5.02%
Van Kampen LIT Growth & Income                   34,721     12.56         436          0.74%      1.65%      12.24%

FREEDOM
AIM VI Financial Services Series 1               10,015  $  12.26    $    123          0.63%      1.55%       6.99%
AIM VI Health Sciences Series 1                   3,223     10.27          33          0.00%      1.55%       5.90%
AIM VI Technology Series 1                       15,076      9.64         145          0.00%      1.55%       3.01%
AIM VI Core Equity Series II                     10,058     11.80         119          0.73%      1.55%       6.99%
AIM VI Government Security Series II             16,751     10.63         178          2.85%      1.55%       0.68%
AIM VI Growth Series I                            5,517     10.72          59          4.65%      1.55%       9.65%
AIM VI International Growth Series I              8,738     13.01         114          0.37%      1.55%      21.79%
AIM VI Money Market Series I                     28,132      9.84         277          0.55%      1.55%      -0.87%
AIM VI Premier Equity Series I                   12,740     12.27         156          0.48%      1.55%       4.13%
AIM VI Premier Equity Series II                   1,180      9.26          11          0.32%      1.55%       3.86%
Alger American Income & Growth CIO                2,660      9.91          26          0.53%      1.55%       6.17%
Alger American MidCap Growth CIO                  3,295     12.68          42          0.00%      1.55%      11.29%
Alger American Small Capitalization CIO           4,499     13.26          60          0.00%      1.55%      14.76%
MFS/VIT Utility Series                            2,491     13.76          34          0.94%      1.55%      27.83%
MFS/VIT Capital Opportunities Series                555     10.80           6          0.50%      1.55%      10.72%
MFS/VIT High Income Series                        1,232     12.30          15          2.59%      1.55%       7.14%
MFS/VIT High Income Series                        3,680     13.24          49          4.66%      1.55%       7.46%
MFS/VIT Investors Trust Series                    4,378     10.73          47          0.75%      1.55%       9.63%
MFS/VIT Research Series                             894     11.25          10          1.02%      1.55%      14.05%
MFS/VIT Total Return Series                       7,462     12.16          91          1.52%      1.55%       9.60%
Morgan Stanley UIF Global Value Equity            1,484     12.10          18          0.75%      1.55%      11.78%
Morgan Stanley UIF US Mid Cap Value               5,490     12.87          71          0.03%      1.55%      12.82%
Morgan Stanley UIF US Real Estate                 2,454     16.39          40          3.19%      1.55%      34.28%
Morgan Stanley UIF Value                          2,940     12.66          37          4.13%      1.55%      16.01%
Oppenheimer Core Bond Fund VA                    15,586     11.40         178          4.46%      1.55%       3.86%
Oppenheimer Core Bond Fund VA Class 2            10,181     11.70         119          9.48%      1.55%       3.59%
Oppenheimer Capital Appreciation Fund VA          7,251     10.81          78          0.32%      1.55%       5.28%
Oppenheimer Global Securities VA Class 2              -     12.43           1          0.00%      1.55%      17.04%
Oppenheimer Main St Small Cap Fund VA             1,327     15.88          21          0.00%      1.55%      17.57%
Rydex Basic Materials                                 -     12.24           -          0.00%      1.55%      18.96%
Rydex Consumer Products                           5,526     11.61          64          0.02%      1.55%      11.55%
Rydex Energy                                      3,008     12.70          38          0.00%      1.55%      30.22%
Rydex Energy Services                                 -     10.98           -          0.00%      1.55%      31.67%
Rydex Health Care                                 8,876     10.76          95          0.00%      1.55%       4.58%
Rydex Leisure                                        71     12.27           1          0.00%      1.55%      21.94%
Rydex Precious Metal                              1,356     12.54          17          0.00%      1.55%     -15.55%
Rydex Retailing                                   7,030     10.77          76          0.00%      1.55%       8.35%
Rydex Telecommunications                          1,384     11.93          17          0.00%      1.55%      10.93%
Rydex Transportation                              5,278     12.17          64          0.00%      1.55%      21.08%
Van Kampen LIT Emerging Growth                    1,688      9.28          16          0.00%      1.55%       5.12%
Van Kampen LIT Growth & Income                    2,686     12.60          34          0.74%      1.55%      12.35%

                     SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005



---------------------------------------------------------------------------------------------------------------------------------
                                                      AT YEAR END                                  FOR THE YEAR ENDED
                                 ------------------------------------------------------ -----------------------------------------
                                                        UNIT VALUE                               INVESTMENT    TOTAL RETURN ***
                                                                                        EXPENSE    INCOME
FUND                             YEAR    UNITS     LOWEST   TO   HIGHEST   NET ASSETS   RATIO **   RATIO *   LOWEST   TO  HIGHEST
---------------------------------------------------------------------------------------------------------------------------------
 AIM  VI Core Equity Growth      2003     438,861    7.47   to    11.07     4,064,212     1.40%      0.99%    22.11%  to   24.42%
 Series I & II
                                 2002     415,214    6.09   to     9.04     3,028,651     1.40%      0.42%   -17.18%  to  -15.58%

                                 2001     247,147    7.31   to    10.89     1,943,715     1.40%      0.12%   -18.34%  to    9.79%
---------------------------------------------------------------------------------------------------------------------------------
 AIM  Global Utilities           2003         688    8.58   to     8.61         5,921     1.40%      4.27%    16.97%  to   17.27%

                                 2002       1,075    7.33   to     7.34         7,888     1.40%     19.24%   -26.30%  to  -26.17%

                                 2001           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 AIM  VI Government Securities   2003     632,313   10.53   to    12.90     7,157,795     1.40%      1.98%    -0.74%  to    1.07%
 Series I & II
                                 2002     826,931   10.61   to    12.77     9,502,384     1.40%      2.14%     7.45%  to    9.59%

                                 2001     422,298    9.87   to    11.65     4,807,169     1.40%      7.55%     1.25%  to    5.66%
---------------------------------------------------------------------------------------------------------------------------------
 AIM  VI International Growth    2003     636,256    9.55   to    10.72     6,527,661     1.40%      0.43%    26.48%  to   29.06%

 Series I & II                   2002     659,877    7.50   to     8.46     5,233,069     1.40%      0.75%   -17.28%  to  -15.67%

                                 2001     318,342    9.01   to    10.20     2,911,103     1.40%      4.31%   -22.49%  to    1.76%
---------------------------------------------------------------------------------------------------------------------------------
 AIM VI Money Market Series I    2003   1,031,553    9.92   to    10.03    10,262,111     1.40%      0.44%    -0.77%  to    0.34%

                                 2002           -       -   to        -             -        -       0.00%     0.00%  to    0.00%

                                 2001           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 AIM  VI Premier Equity          2003     779,588    7.66   to    11.78     6,898,972     1.40%      0.32%    17.75%  to   25.08%
 Series I & II
                                 2002     662,369    6.21   to     7.27     4,455,750     1.40%      0.57%   -31.59%  to  -30.26%

                                 2001     193,841    9.03   to    10.60     1,783,125     1.40%      4.04%   -11.50%  to    7.32%
---------------------------------------------------------------------------------------------------------------------------------
 AIM VI Financial Services       2003     339,855   10.39   to    11.46     3,743,521     1.40%      0.66%    27.44%  to   29.58%
 Series I
                                 2002     253,735    8.13   to     8.98     2,183,378     1.40%      1.65%   -16.31%  to  -14.90%

                                 2001      21,896    9.69   to    10.72       212,388     1.40%      0.80%    -6.64%  to    9.78%
---------------------------------------------------------------------------------------------------------------------------------
 AIM VI Growth Series I          2003     119,327    5.58   to     9.31       736,475     1.40%      0.00%    27.73%  to   29.87%

                                 2002     124,852    4.30   to     7.28       597,821     1.40%      0.00%   -39.95%  to  -38.94%

                                 2001      66,614    7.08   to    12.17       495,910     1.40%      0.00%   -30.50%  to   20.73%
---------------------------------------------------------------------------------------------------------------------------------
 AIM VI Health Sciences          2003     107,493    9.60   to     9.91     1,034,297     1.40%      0.00%    25.68%  to   27.78%
 Series I
                                 2002     120,488    7.62   to     7.76       920,643     1.40%      0.00%   -25.70%  to  -24.45%

                                 2001      48,422   10.23   to    10.37       495,422     1.40%      0.70%    -0.59%  to    4.51%
---------------------------------------------------------------------------------------------------------------------------------
 AIM VI Technology Series I      2003     658,308    5.43   to     9.36     4,875,582     1.40%      0.00%    42.90%  to   45.29%

                                 2002     353,484    3.79   to     6.54     1,778,561     1.40%      0.00%   -47.72%  to  -46.84%

                                 2001      31,750    7.13   to    12.50       236,707     1.40%      0.00%   -29.42%  to   22.91%
---------------------------------------------------------------------------------------------------------------------------------
 Alger American Income &         2003     152,181    9.32   to    10.52     1,504,968     1.40%      0.35%    27.70%  to   29.84%
 Growth CIO
                                 2002     207,529    7.29   to     8.10     1,611,859     1.40%      0.72%   -32.24%  to  -31.10%

                                 2001     124,530   10.77   to    11.75     1,449,221     1.40%      3.13%   -11.38%  to    8.92%
---------------------------------------------------------------------------------------------------------------------------------
 Alger American MidCap           2003     224,326   11.37   to    13.48     2,876,180     1.40%      0.00%    45.36%  to   47.79%
 Growth CIO
                                 2002     285,079    7.82   to     9.25     2,518,664     1.40%      0.00%   -30.71%  to  -29.54%

                                 2001     217,683   11.29   to    13.32     2,834,535     1.40%     26.37%    -4.08%  to   13.30%
---------------------------------------------------------------------------------------------------------------------------------
 Alger American Small            2003     364,815    6.24   to    11.55     2,711,459     1.40%      0.00%    40.00%  to   42.34%
 Capitalization CIO
                                 2002     545,550    4.45   to     8.24     2,856,578     1.40%      0.00%   -27.44%  to  -26.22%

                                 2001      63,078    6.09   to    11.35       419,788     1.40%      0.04%   -22.81%  to   14.20%
---------------------------------------------------------------------------------------------------------------------------------

                     SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005




---------------------------------------------------------------------------------------------------------------------------------
                                                      AT YEAR END                                  FOR THE YEAR ENDED
                                 ------------------------------------------------------ -----------------------------------------
                                                        UNIT VALUE                               INVESTMENT    TOTAL RETURN ***
                                                                                        EXPENSE    INCOME
FUND                             YEAR    UNITS     LOWEST   TO   HIGHEST   NET ASSETS   RATIO **   RATIO *   LOWEST   TO  HIGHEST
---------------------------------------------------------------------------------------------------------------------------------
 Colonial Small Cap Value VS     2003       1,731   20.98   to    20.98        36,316     1.40%      2.30%    39.44%  to   39.44%
 Class A
                                 2002       6,768   15.04   to    15.04       101,846     1.40%      4.66%    -6.21%  to   -6.21%

                                 2001       8,360   15.81   to    15.81       132,212     1.40%      2.64%    13.42%  to   13.42%
---------------------------------------------------------------------------------------------------------------------------------
 Colonial Strategic Income VS    2003         116   13.46   to    13.46         1,565     1.40%      5.90%    18.40%  to   18.40%
 Class A
                                 2002         195   11.37   to    11.37         2,222     1.40%     17.56%     8.53%  to    8.53%

                                 2001         310    9.56   to     9.56         2,967     1.40%      5.88%     3.35%  to    3.35%
---------------------------------------------------------------------------------------------------------------------------------
 Columbia High Yield             2003       1,045   10.84   to    10.84        11,325     1.40%     43.69%    22.76%  to   22.76%
 Securities VS Class A
                                 2002       1,670    8.83   to     8.83        14,756     1.40%     18.99%    -3.79%  to   -3.79%

                                 2001       2,285    8.29   to     8.29        18,941     1.40%      8.71%    -2.80%  to   -2.80%
---------------------------------------------------------------------------------------------------------------------------------
 Columbia International Fund     2003       1,383   13.55   to    13.55        18,742     1.40%      1.82%    85.36%  to   85.36%
 VS Class A
                                 2002       1,895    7.31   to     7.31        13,861     1.40%      6.60%   -13.32%  to  -13.32%

                                 2001       3,223    8.15   to     8.15        26,267     1.40%      5.02%   -11.62%  to  -11.62%
---------------------------------------------------------------------------------------------------------------------------------
 First American International    2003      30,100   10.86   to    10.92       327,653     1.40%      0.92%    34.53%  to   34.87%

                                 2002     150,381    8.07   to     8.10     1,212,099     1.40%      0.00%   -20.89%  to  -20.69%

                                 2001       1,596   10.20   to    10.21        16,289     1.40%      0.66%     2.20%  to    2.26%
---------------------------------------------------------------------------------------------------------------------------------
 First American Small Cap        2003      17,352   12.62   to    12.69       220,291     1.40%      0.00%    59.76%  to   60.17%
 Growth
                                 2002     100,189    7.90   to     7.92       792,810     1.40%      0.00%   -31.33%  to  -31.16%

                                 2001       3,001   11.50   to    11.51        34,541     1.40%      0.00%    16.18%  to   16.24%
---------------------------------------------------------------------------------------------------------------------------------
 First American Technology       2003       4,556   11.08   to    11.15        50,679     1.40%      0.00%    50.60%  to   50.99%

                                 2002       7,353    7.36   to     7.38        54,171     1.40%      0.00%   -43.80%  to  -43.66%

                                 2001         258   13.09   to    13.10         3,380     1.40%      0.00%    29.74%  to   29.81%
---------------------------------------------------------------------------------------------------------------------------------
 Liberty - All-Star Equity,      2003         177   10.47   to    10.47         1,850     1.40%      0.20%    40.73%  to   40.73%
 variable series
                                 2002         180    7.44   to     7.44         1,348     1.40%      0.85%   -26.03%  to  -26.03%

                                 2001         592   10.03   to    10.03         5,949     1.40%      3.62%   -10.06%  to  -10.06%
---------------------------------------------------------------------------------------------------------------------------------
 Liberty Asset Allocation VS     2003       1,511    9.97   to     9.97        15,065     1.40%      3.70%    20.46%  to   20.46%
 Class A
                                 2002       2,082    8.28   to     8.28        17,232     1.40%      3.44%   -11.73%  to  -11.73%

                                 2001       3,043    9.38   to     9.38        28,538     1.40%      2.56%    -7.89%  to   -7.89%
---------------------------------------------------------------------------------------------------------------------------------
 Liberty Growth & Income VS      2003       2,023   10.49   to    10.49        21,215     1.40%      0.69%    19.79%  to   19.79%
 Class A
                                 2002       7,435    8.75   to     8.75        65,095     1.40%      9.67%   -21.95%  to  -21.95%

                                 2001       8,891   10.45   to    10.45        92,948     1.40%     10.65%    -0.06%  to   -0.06%
---------------------------------------------------------------------------------------------------------------------------------
 MFS/VIT Capital Opportunities   2003     108,059    7.27   to     9.76       828,281     1.40%      0.23%    25.29%  to   27.39%
 Series
                                 2002     118,086    5.79   to     7.78       714,246     1.40%      0.05%   -30.85%  to  -29.69%

                                 2001      81,666    8.33   to    11.24       682,583     1.40%      3.20%   -19.77%  to   13.45%
---------------------------------------------------------------------------------------------------------------------------------
 MFS/VIT High Income Series      2003     697,911   11.30   to    12.32     8,167,998     1.40%      4.39%    15.76%  to   17.96%

                                 2002     597,136    9.71   to    10.61     6,015,250     1.40%      2.79%    -1.00%  to    2.56%

                                 2001      47,070    9.61   to    10.51       454,902     1.40%      1.66%    -2.84%  to    4.87%
---------------------------------------------------------------------------------------------------------------------------------
 MFS/VIT Investors Trust         2003     277,398    8.15   to     9.79     2,393,214     1.40%      0.27%    20.13%  to   22.15%
 Series
                                 2002     100,284    6.77   to     8.14       710,463     1.40%      0.50%   -22.27%  to  -20.96%

                                 2001      74,635    8.68   to    10.46       651,696     1.40%      2.73%   -13.57%  to    5.36%
---------------------------------------------------------------------------------------------------------------------------------
 MFS/VIT Research Series         2003      68,513    7.41   to     9.87       531,910     1.40%      0.76%    22.65%  to   24.71%

                                 2002     103,790    6.03   to     8.04       648,926     1.40%      0.30%   -25.78%  to  -24.54%

                                 2001     121,059    8.10   to    10.82       990,814     1.40%      5.43%   -17.48%  to    8.76%
---------------------------------------------------------------------------------------------------------------------------------

                     SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005



---------------------------------------------------------------------------------------------------------------------------------
                                                      AT YEAR END                                  FOR THE YEAR ENDED
                                 ------------------------------------------------------ -----------------------------------------
                                                        UNIT VALUE                               INVESTMENT    TOTAL RETURN ***
                                                                                        EXPENSE    INCOME
FUND                             YEAR    UNITS     LOWEST   TO   HIGHEST   NET ASSETS   RATIO **   RATIO *   LOWEST   TO  HIGHEST
---------------------------------------------------------------------------------------------------------------------------------
 MFS/VIT Total Return Series     2003     435,772   11.07   to    12.62     5,213,505     1.40%      1.81%    14.40%  to   16.32%

                                 2002     613,087    9.67   to    10.85     6,413,654     1.40%      2.91%    -6.73%  to   -5.17%

                                 2001     382,404   10.37   to    11.44     4,338,367     1.40%      1.10%    -2.04%  to    4.18%
---------------------------------------------------------------------------------------------------------------------------------
 MFS/VIT Utility Series          2003      43,706   10.74   to    10.79       470,475     1.40%      1.36%    33.34%  to   33.68%

                                 2002      27,545    8.06   to     8.07       222,109     1.40%      0.00%   -18.83%  to  -18.69%

                                 2001           -       -   to        -             -         -      0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley UIF Global       2003     104,344   10.80   to    12.06     1,180,795     1.40%      0.00%    26.84%  to   28.96%
 Value Equity
                                 2002      75,527    8.51   to     9.35       679,041     1.40%      0.96%   -18.24%  to  -16.87%

                                 2001     172,689   10.41   to    11.25     1,904,464     1.40%      3.09%    -7.14%  to    4.42%
---------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley UIF              2003     217,224   11.38   to    13.74     2,733,284     1.40%      0.00%    39.18%  to   41.51%
 US MidCap Value
                                 2002     226,617    8.18   to     9.71     2,079,373     1.40%      0.00%   -29.21%  to  -28.02%

                                 2001      81,723   11.56   to    13.60     1,093,115     1.40%      0.08%    -4.19%  to   16.44%
---------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley UIF              2003     143,065    12.18  to    12.24     1,417,954     1.40%      0.00%    35.25%  to   35.59%
 US Real Estate
                                 2002      89,325     9.01  to     9.02       805,328     1.40%     18.55%    -9.15%  to   -8.99%

                                 2001           -        -  to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley UIF Value        2003     118,359   10.89   to    13.15     1,746,071     1.40%      0.00%    31.87%  to   34.08%

                                 2002     131,902    8.26   to     9.81     1,203,096     1.40%      1.11%   -23.44%  to  -22.15%

                                 2001      43,717   10.79   to    12.60       538,390     1.40%     11.68%    -3.88%  to    8.82%
---------------------------------------------------------------------------------------------------------------------------------
 Newport Tiger VS                2003         481   10.18   to    10.18         4,899     1.40%      1.16%    44.79%  to   44.79%

                                 2002         489    7.03   to     7.03         3,439     1.40%      2.17%   -16.96%  to  -16.96%

                                 2001         606    8.39   to     8.39         5,090     1.40%      0.04%   -17.35%  to  -17.35%
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Core Bond Fund VA   2003     837,450   10.95   to    13.14     9,787,268     1.40%     5.67%      4.81%  to    6.78%

                                 2002     847,431   10.43   to    12.30     9,499,013     1.40%     5.62%      7.28%  to    9.08%

                                 2001     347,847    9.72   to    11.25     3,846,432     1.40%     1.24%     -2.81%  to    6.93%
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital             2003     543,351   10.24   to    11.52     5,975,727     1.40%      0.23%    28.79%  to   30.94%
 Appreciation Fund VA
                                 2002     326,277    7.95   to     8.80     2,803,876     1.40%      0.45%   -28.07%  to  -26.86%

                                 2001     139,956   11.06   to    12.11     1,687,678     1.40%      3.92%   -13.10%  to   11.33%
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities   2003       3,838   10.60   to    10.65        40,840     1.40%      2.30%    40.51%  to   40.86%
 VA Class 2
                                 2002      33,725    7.54   to     7.56       254,659     1.40%      0.00%   -24.08%  to  -23.95%

                                 2001           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small   2003     113,367   13.47   to    15.77     1,685,808     1.40%      0.00%    41.98%  to   44.36%
 Cap Fund VA
                                 2002     115,621    9.49   to    10.98     1,206,109     1.40%      0.00%   -17.14%  to  -15.75%

                                 2001      34,296   11.45   to    13.22       446,039     1.40%      0.00%     6.90%  to   15.05%
---------------------------------------------------------------------------------------------------------------------------------
 Rydex Basic Material            2003          57   10.27   to    10.31           584     1.40%      0.07%    29.29%  to   29.62%

                                 2002      13,130    7.94   to     7.96       104,246     1.40%      0.60%   -18.50%  to  -18.35%

                                 2001           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Rydex Consumer Product          2003     128,950   10.39   to    10.44     1,342,537     1.40%      1.09%    19.85%  to   20.15%

                                 2002     270,868    8.67   to     8.69     2,350,474     1.40%      0.15%   -13.34%  to  -13.18%

                                 2001           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Rydex Energy                    2003     165,541    9.73   to     9.78     1,614,415     1.40%      0.00%    20.99%  to   21.29%

                                 2002     178,076    8.05   to     8.06     1,433,791     1.40%      0.00%   -18.70%  to  -18.56%

                                 2001           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------

                     SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005



---------------------------------------------------------------------------------------------------------------------------------
                                                      AT YEAR END                                  FOR THE YEAR ENDED
                                 ------------------------------------------------------ -----------------------------------------
                                                        UNIT VALUE                               INVESTMENT    TOTAL RETURN ***
                                                                                        EXPENSE    INCOME
FUND                             YEAR    UNITS     LOWEST   TO   HIGHEST   NET ASSETS   RATIO **   RATIO *   LOWEST   TO  HIGHEST
---------------------------------------------------------------------------------------------------------------------------------
 Rydex Energy Services           2003       2,700    8.32   to     8.36        22,528     1.40%      0.00%     6.62%  to    6.90%

                                 2002       2,905    7.81   to     7.82        22,694     1.40%      0.00%   -21.25%  to  -21.11%

                                 2001           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Rydex Financial Services        2003         108    9.93   to     9.97         1,076     1.40%      0.00%    26.80%  to   27.12%

                                 2002           -       -   to        -             -        -       0.00%     0.00%  to    0.00%

                                 2001           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Rydex Health Care               2003     258,068   10.27   to    10.31     2,654,550     1.40%      0.00%    27.63%  to   27.96%

                                 2002     229,725    8.04   to     8.06     1,849,417     1.40%      0.19%   -18.55%  to  -18.41%

                                 2001           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Rydex Leisure                   2003      18,006   10.04   to    10.09       181,178     1.40%      0.00%    32.67%  to   33.00%

                                 2002         881    7.57   to     7.58         6,670     1.40%      0.00%   -24.05%  to  -23.92%

                                 2001           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Rydex Precious Metals           2003      45,463   14.83   to    14.89       675,078     1.40%      0.00%    38.58%  to   38.93%

                                 2002      70,037   10.70   to    10.72       749,931     1.40%      0.00%     6.52%  to    6.70%

                                 2001           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Rydex Retailing                 2003     270,421    9.92   to     9.96     2,687,575     1.40%      0.41%    33.04%  to   33.38%

                                 2002     204,980    7.46   to     7.47     1,529,528     1.40%      5.57%   -24.54%  to  -24.41%

                                 2001           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Rydex Telecommunications        2003      34,963   10.73   to    10.78       375,965     1.40%      0.00%    31.48%  to   31.81%

                                 2002      35,624    8.16   to     8.18       291,090     1.40%      0.00%   -13.58%  to  -13.42%

                                 2001           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Rydex Transportation            2003     130,876   10.03   to    10.07     1,314,995     1.40%      0.00%    18.52%  to   18.83%

                                 2002     201,241    8.46   to     8.48     1,704,252     1.40%      0.00%   -13.96%  to  -13.81%

                                 2001           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
---------------------------------------------------------------------------------------------------------------------------------
 Sage Advisors (Eagle) All Cap   2003           -       -   to        -             -     1.40%      0.00%     0.00%  to    0.00%
 Growth
                                 2002     243,232    4.79   to     8.36     1,215,345     1.40%      0.00%   -27.36%  to  -26.14%

                                 2001      84,250    6.58   to    11.50       560,580     1.40%      0.00%   -11.80%  to   16.04%
---------------------------------------------------------------------------------------------------------------------------------
 Sage Money Market               2003           -       -   to        -             -        -       0.59%     0.00%  to    0.00%

                                 2002   1,772,956    9.94   to    11.52    18,904,717     1.40%      1.09%    -0.55%  to    1.12%

                                 2001     691,512   10.00   to    11.39     7,583,998     1.40%      3.11%    -0.03%  to    3.38%
---------------------------------------------------------------------------------------------------------------------------------
 Sage Advisors (State Street)    2003           -       -   to        -             -        -       0.00%     0.00%  to    0.00%
 Nasdaq 100 Index
                                 2002     258,001    2.63   to     7.56     1,107,942     1.40%      0.00%   -38.84%  to  -37.81%

                                 2001     148,161    4.29   to    12.36       925,438     1.40%      0.00%   -26.22%  to   22.87%
---------------------------------------------------------------------------------------------------------------------------------
 Sage Advisors (State Street)    2003           -       -   to        -             -        -       0.92%     0.00%  to    0.00%
 S&P 500 Equity Index
                                 2002     871,611    7.00   to     8.07     6,543,116     1.40%      1.87%   -24.73%  to  -23.46%

                                 2001     413,586    9.18   to    10.59     3,936,705     1.40%      3.38%    -9.73%  to    7.95%
---------------------------------------------------------------------------------------------------------------------------------
 Stein Roe Growth Stock VS       2003       6,733    6.50   to     6.50        43,751     1.40%      0.44%    25.24%  to   25.24%
 Class A
                                 2002       8,724    5.19   to     5.19        45,264     1.40%      0.24%   -30.16%  to  -30.16%

                                 2001      15,787    7.43   to     7.43       117,262     1.40%     16.63%   -20.69%  to  -20.69%
---------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Income     2003      59,504   12.36   to    12.96       739,271     1.40%      1.64%    23.74%  to   25.50%
 Portfolio
                                 2002      84,855    9.99   to    10.33       849,973     1.40%      1.74%   -14.34%  to  -13.12%

                                 2001      92,233   11.66   to    11.89     1,076,769     1.40%      4.52%    -1.38%  to    2.04%
---------------------------------------------------------------------------------------------------------------------------------

                     SAGE LIFE ASSURANCE OF AMERICA, INC.
                       THE SAGE VARIABLE ANNUITY ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005



---------------------------------------------------------------------------------------------------------------------------------
                                                      AT YEAR END                                  FOR THE YEAR ENDED
                                 ------------------------------------------------------ -----------------------------------------
                                                        UNIT VALUE                               INVESTMENT    TOTAL RETURN ***
                                                                                        EXPENSE    INCOME
FUND                             YEAR    UNITS     LOWEST   TO   HIGHEST   NET ASSETS   RATIO **   RATIO *   LOWEST   TO  HIGHEST
---------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Mid Cap Growth    2003      46,185   14.40   to    14.61       667,952     1.40%      0.00%    36.45%  to   38.39%
 Portfolio
                                 2002      46,146   10.55   to    10.55       486,725     1.40%      0.00%   -22.35%  to  -21.25%

                                 2001      43,331   13.40   to    13.59       586,051     1.40%      0.00%    -1.21%  to    4.82%
---------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Personal          2003      21,353   11.70   to    12.13       252,460     1.40%      2.02%    23.06%  to   24.80%
 Strategy Balanced Portfolio
                                 2002      54,851    9.50   to     9.72       523,648     1.40%      2.61%    -9.09%  to   -7.80%

                                 2001      50,692   10.45   to    10.54       531,541     1.40%      3.25%    -2.49%  to   -1.46%
---------------------------------------------------------------------------------------------------------------------------------
 Van Kampen LIT Emerging         2003      44,676    8.81   to     8.86       395,171     1.40%      0.00%    24.94%  to   25.26%
 Growth
                                 2002      47,948    7.05   to     7.08       338,762     1.40%      0.01%   -33.77%  to  -33.60%

                                 2001       2,434   10.65   to    10.66        25,933     1.40%      0.00%     7.07%  to    7.13%
---------------------------------------------------------------------------------------------------------------------------------
 Van Kampen LIT                  2003     153,849   11.19   to    11.26     1,727,116     1.40%      0.83%    25.57%  to   25.89%
 Growth & Income
                                 2002     190,674    8.91   to     8.94     1,701,613     1.40%      0.21%   -16.15%  to  -15.94%

                                 2001       6,622   10.63   to    10.64        70,431     1.40%      0.00%     7.40%  to    7.46%
---------------------------------------------------------------------------------------------------------------------------------




* Investment Income Ratio - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values or redemption units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

** Expense Ratio - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

*** Total Return - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

VALLEY FORGE LIFE
INSURANCE COMPANY

(A WHOLLY-OWNED SUBSIDIARY OF SWISS RE
LIFE & HEALTH AMERICA INC.)
STATUTORY-BASIS FINANCIAL STATEMENTS
FOR THE YEARS ENDED
DECEMBER 31, 2005 AND 2004


VALLEY FORGE LIFE INSURANCE COMPANY
Index
--------------------------------------------------------------------------------------------

Report of Independent Auditors                                                         1 - 2


Statutory-Basis Financial Statements and Notes                                        3 - 23


Supplemental Schedule of Selected Statutory-Basis Financial Data                     24 - 25


Supplemental Schedule of Investment Risks Interrogatories                            26 - 28


Summary Investment Schedule                                                               29


Note to Supplemental Schedules of Selected Statutory-Basis Financial Data                 30

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of Valley Forge Life Insurance
Company:

We have audited the accompanying statutory-basis balance sheets of Valley Forge Life Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory-basis statements of operations and changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 1.

Our audit was conducted for the purpose of forming an opinion on the basic statutory basis financial statements taken as a whole. The accompanying Supplemental Schedule of Selected Statutory-Basis Financial Data, Summary Investment Schedule and Supplemental Schedule of Investment Risks Interrogatories of the Company as of December 31, 2005 and for the year then ended are presented for purposes of additional analysis and are not a required part of the basic statutory basis financial statements. The effects on the Supplemental Schedule of Selected Statutory-Basis Financial Data, Summary Investment Schedule and Supplemental Schedule of Investment Risks Interrogatories of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Supplemental Schedule of Selected Statutory-Basis Financial Data, Summary Investment Schedule and Supplemental Schedule of Investment Risks Interrogatories do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2005 and for the year then ended. The Supplemental Schedule of Selected Statutory-Basis Financial Data, Summary Investment Schedule and Supplemental Schedule of Investment Risks Interrogatories have been subjected to the auditing procedures applied in the audit of the basic statutory basis financial statements and, in our opinion, are fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.


/s/PricewaterhouseCoopers LLP

New York, New York
April 27, 2006


VALLEY FORGE LIFE INSURANCE COMPANY
Balance Sheets (Statutory-Basis)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                     DECEMBER 31,
                                                                                     -------------------------------------------
                                                                                              2005                  2004
                                                                                     -------------------------------------------
                                                                                           (IN THOUSANDS, EXCEPT SHARE DATA)
ADMITTED ASSETS
   Bonds                                                                              $         2,326,535   $         2,452,696
   Preferred stocks                                                                                 9,908                 9,908
   Real estate                                                                                     14,298                14,661
   Cash (including short-term investments of $36,103 and
     $112,061, respectively)                                                                        4,296                81,838
   Contract loans                                                                                  92,659                90,022
   Other invested assets                                                                                1                     2
                                                                                       -------------------   -------------------
CASH AND INVESTED ASSETS                                                                        2,447,697             2,649,127

   Accrued investment income                                                                       26,292                29,729
   Receivables from affiliates                                                                      2,317                     -
   Amounts due from reinsurers                                                                     70,816                39,945
   Net deferred federal income tax asset                                                           23,531                19,387
   Other admitted assets                                                                           13,763                18,756
   Separate account assets                                                                        356,686               453,461
                                                                                       -------------------    ------------------
TOTAL ADMITTED ASSETS                                                                 $         2,941,102   $         3,210,405
                                                                                       ===================   ===================

LIABILITIES
   Aggregate reserves for life, accident and health and annuity contracts             $         1,044,669   $         1,108,915
   Funds held under reinsurance treaties with affiliates                                          841,508               708,567
   Liability for deposit-type contracts                                                            89,830                80,417
   Premiums and considerations deferred and uncollected                                            57,726                52,371
   Policy claims and benefits on life and accident and health contracts                            45,421                42,086
   Other contract liabilities                                                                      11,030                 3,260
   Interest maintenance reserve                                                                    66,938                56,281
   Federal income taxes payable                                                                    24,600                69,081
   Commissions payable and expense allowances on reinsurance assumed                                1,354                 1,667
   Accounts payable and accrued expenses                                                            7,074                18,254
   Payable to affiliates                                                                                -                 2,090
   Asset valuation reserve                                                                          9,706                 6,932
   Other liabilities                                                                               27,341                53,572
   Separate account liabilities                                                                   356,686               453,461
                                                                                       -------------------    ------------------
TOTAL LIABILITIES                                                                               2,583,883             2,656,954
                                                                                       -------------------    ------------------

CAPITAL AND SURPLUS
   Common stock - par value $50 per share: authorized 200,000
     shares; issued and outstanding, 50,000 shares                                                  2,500                 2,500
   Gross paid-in and contributed capital                                                          215,951               380,960
   Unassigned surplus                                                                             138,768               169,991
                                                                                       -------------------    ------------------
TOTAL CAPITAL AND SURPLUS                                                                         357,219               553,451
                                                                                       -------------------    ------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                                $         2,941,102   $         3,210,405
                                                                                       ===================   ===================



The accompanying notes are an integral component of the financial statements                                                  3

VALLEY FORGE LIFE INSURANCE COMPANY
Statements of Operations and Changes in Capital and Surplus (Statutory-Basis)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                               YEARS ENDED DECEMBER 31,
                                                                                     -------------------------------------------
                                                                                              2005                  2004
                                                                                     -------------------------------------------
                                                                                                    (IN THOUSANDS)
REVENUES

   Premiums and annuity considerations                                                $           194,708      $        275,368
   Net investment income                                                                          147,134               147,519
   Amortization of interest maintenance reserve                                                    10,211                 9,798
   Commissions and expense allowances on reinsurance ceded                                         68,965               228,399
   Other revenues                                                                                       -                37,182
                                                                                       -------------------    ------------------
           TOTAL REVENUES                                                                         421,018               698,266
                                                                                       -------------------    ------------------
Benefits and expenses

   Policy claims and benefits                                                                     233,818               285,673
   (Decrease) increase in aggregate reserves for life and accident and health contracts           (64,246)              692,529
   Commissions and expense allowances                                                              14,465                55,157
   General insurance expenses and taxes, licenses and fees                                         78,236               109,321
   Interest on funds withheld, for reinsurers                                                      40,995                19,206
   Other expenses                                                                                   1,053              (670,584)
                                                                                       -------------------    ------------------
           TOTAL BENEFITS AND EXPENSES                                                            304,321               491,302
                                                                                       -------------------    ------------------

   Gain from operations before dividends to policyholders and before federal
           income taxes and net realized capital gains (losses)                                   116,697               206,964
   Dividends to policyholders                                                                       4,443                 4,301
                                                                                       -------------------    ------------------
   Operating income before income taxes and net realized capital gains (losses)                   112,254               202,663

   Federal income tax (benefit) expense on operations                                             (29,175)              367,778
                                                                                       -------------------    ------------------
           GAIN (LOSS) FROM OPERATIONS BEFORE NET REALIZED CAPITAL GAINS                          141,429              (165,115)
           (LOSSES)

   Net realized capital gains (losses), less federal income tax
           (benefit) expense of $(4,723) and $7,384, respectively, and excluding net gains of $20,868 and $10,288, respectively,
           transferred to the interest maintenance reserve                                         15,960                (1,444)
                                                                                       -------------------    ------------------
           NET INCOME (LOSS)                                                                      157,389              (166,559)
OTHER CHANGES IN CAPITAL AND SURPLUS
   Change in net unrealized gain                                                                        -                   990
   Change in net deferred income tax                                                              (92,372)              217,668
   Change in non-admitted assets                                                                   97,139              (196,427)
   Change in liability for reinsurance in unauthorized companies                                  (11,145)               (8,449)
   Change in asset valuation reserve                                                               (2,775)               (5,356)
   Change in capitalized ceding commissions                                                        (9,468)              203,338
   Capital contributed                                                                           (165,009)              311,809
   Dividends to shareholder                                                                      (169,991)                    -
                                                                                       -------------------    ------------------
           NET (LOSS) INCOME AND OTHER CHANGES IN CAPITAL AND SURPLUS                            (196,232)              357,014
   CAPITAL AND SURPLUS, BEGINNING OF YEAR                                                         553,451               196,437
                                                                                       -------------------    ------------------
           CAPITAL AND SURPLUS, END OF YEAR                                           $           357,219   $           553,451
                                                                                       ===================   ===================



The accompanying notes are an integral component of the financial statements                                                  4

VALLEY FORGE LIFE INSURANCE COMPANY
Statements of Cash Flows (Statutory-Basis)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                              YEARS ENDED DECEMBER 31,
                                                                                     -------------------------------------------
                                                                                              2005                  2004
                                                                                     -------------------------------------------
                                                                                                   (IN THOUSANDS)
CASH FROM OPERATIONS
   Premiums collected, net of reinsurance                                             $           226,767   $           307,904
   Net investment income                                                                          134,455               126,305
   Miscellaneous sources                                                                           34,298               265,580
   Benefits paid                                                                                 (228,185)             (317,111)
   Commissions and expense allowance on reinsurance assumed                                      (145,765)              580,798
   Dividend paid to policyholders                                                                  (4,469)               (1,899)
   Federal income taxes paid                                                                      (10,584)             (320,384)
                                                                                       -------------------    ------------------
NET CASH PROVIDED BY OPERATIONS                                                                     6,517               641,193
                                                                                       -------------------    ------------------
CASH FROM INVESTING ACTIVITIES
   Proceeds from investments sold, matured or repaid:
     Bonds                                                                                        700,346               783,623
     Stocks                                                                                             -                14,187
     Other invested assets                                                                            363                     -
     Net losses on short term investments                                                               -                    (5)
                                                                                       -------------------    ------------------
Total investment proceeds                                                                         700,709               797,805
                                                                                       -------------------    ------------------
Cost of investments acquired:
     Bonds                                                                                       (523,957)           (2,651,220)
     Stocks                                                                                             -                (9,908)
     Real estate                                                                                        -               (14,920)
     Miscellaneous applications                                                                      (186)               (1,058)
                                                                                       -------------------    ------------------
Total cost of investment acquired                                                                (524,143)           (2,677,106)
(Increase) decrease in policy loans                                                                (2,760)                5,839
                                                                                       -------------------    ------------------
NET CASH PROVIDED BY (USED IN) INVESTMENTS                                                        173,806            (1,873,462)
                                                                                       -------------------    ------------------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
   Capital contributions                                                                         (165,009)              311,809
   Net deposits on deposit-type contracts and other insurance liability                            89,282                    50
   Dividends paid to stockholders                                                                (169,991)                    -
   Other cash (applied) provided, net                                                             (12,147)              920,678
                                                                                       -------------------    ------------------
NET CASH PROVIDED BY (USED IN) FINANCING AND MISCELLANEOUS SOURCES                               (257,865)            1,232,537
                                                                                       -------------------    ------------------
Net (decrease) increase in cash and short-term investments
Cash and short-term investments                                                                   (77,542)                  267
BEGINNING OF YEAR                                                                                  81,838                81,571
                                                                                       -------------------    ------------------
END OF YEAR                                                                           $             4,296    $           81,838
                                                                                       ===================    ==================


The accompanying notes are an integral component of the financial statements                                                  5

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

1.   BASIS OF PRESENTATION AND NATURE OF BUSINESS

     ORGANIZATION

     Valley Forge Life Insurance Company, ("VFL" or the "Company"), an Indiana domiciled insurance company, is a wholly-owned subsidiary of Swiss Re Life & Health America Inc. (the "Parent" or "SRLHA"), which is a wholly-owned indirect subsidiary of the Swiss Reinsurance Company of Zurich, Switzerland ("Swiss Re" or "SRZ").

     On February 5, 2004, SRLHA announced the acquisition of CNA Financial Corporation's ("CNAF") individual life insurance and annuity business, including VFL. As a result of the acquisition, effective March 6, 2004, VFL ceased accepting new policy applications.

     On April 30, 2004, SRLHA closed on the purchase of VFL from CNAF. The final adjusted purchase price was $629,673, which included an operations facility in Nashville. Concurrent with the purchase, the Company ceded 100% of its Long Term Care ("LTC") exposure to Continental Casualty Company ("CCC").

     Prior to the acquisition, the Company was a Pennsylvania domiciled insurance company and a wholly-owned subsidiary of Continental Assurance Company ("CAC") which is wholly owned by CCC. CCC is wholly-owned by The Continental Corporation ("TCC"). TCC is wholly-owned by CNAF. Loews Corporation ("Loews") owned approximately 90% of the outstanding common stock of CNAF at December 31, 2003.

     Effective December 29, 2004, the Company redomesticated to the State of Indiana.

     BUSINESS

     The Company is authorized to transact business in the District of Columbia, Puerto Rico and all states except New York.

     The Company's primary business is to provide financial protection to individuals through a full product line of term life insurance, universal life insurance, annuities and other products. During 2005, the Company completed a system conversion of its policy administration from those systems of its former parent, to those of a third party administrator ("TPA"). Effective October 1, 2005, the TPA commenced administrative operations in the Nashville, TN facility owned by VFL. In addition, the TPA hired a significant portion of employees that were formerly staff of VFL to perform such administrative functions. Effective December 31, 2005, the Company no longer has direct employees.

     BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance (the "Department"). The Department recognizes as "prescribed" practices the codified Statements of Statutory Accounting Principles ("SSAP") incorporated into the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual.

     "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     Certain reclassifications have been made in amounts presented on the Balance Sheets and Statements of Operations from the prior year to conform to the current year's presentation. These reclassifications had no effect on previously reported net income.

     ESTIMATES, RISK AND UNCERTAINTIES

     The preparation of financial statements requires the use of estimates and assumptions developed by management. Any adjustments to reported bases of assets or liabilities resulting from changes in estimates are recognized in the period the estimates are revised.

     Mortality experience is a significant factor in the determination of the results of operations. This factor is generally predictable over time but is subject to fluctuations from year to year. A significant fluctuation from year to year could adversely affect the Company's results of operations.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     i) Statutory accounting practices followed by the Company differ from accounting principles generally accepted in the United States of America ("GAAP"). The more significant variances from GAAP are as follows:

     Investments: The reported values of bonds and stocks are determined in accordance with methods prescribed by the NAIC. Bonds are stated principally at amortized cost using the interest method. Preferred stocks are reported at cost. Changes between cost and admitted invested asset amounts are credited or charged directly to unassigned surplus as unrealized gains or losses. For GAAP, all fixed maturity investments have been classified as available-for-sale securities and are reported at fair value. Changes in fair value, net of tax, are recorded as a separate component of other comprehensive income.

     For statutory reporting, an asset valuation reserve ("AVR"), which represents a provision for fluctuations in the value of invested assets as determined by NAIC prescribed formula, is reported as a liability. Changes in the liability are credited or charged directly to unassigned surplus. An AVR is not recognized for GAAP.

     Under a formula prescribed by the NAIC, the Company defers in an interest maintenance reserve ("IMR") the portion of realized capital gains and losses, net of taxes, attributable to changes in the general level of interest rates and amortizes these deferred amounts over the remaining period to maturity of the securities sold using the NAIC Grouped Method. Realized capital gains and losses, net of taxes and transfers to the IMR, are reported as a separate component of income. For GAAP, realized capital gains and losses are included in income as a component of revenue when the related securities are sold or called. Under both statutory accounting and GAAP, when a decline in fair value is determined to be other than temporary, realized losses are recorded in the statement of operations.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     Policy Acquisition Costs: For statutory accounting, costs of acquiring and renewing business are expensed when incurred. Under GAAP, the acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy-related revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For annuity and universal life insurance, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from investment income, mortality and expense margins.

     Non-admitted Assets: Certain assets, designated as "non-admitted", are excluded from the balance sheet and charged directly to unassigned surplus. These assets are principally deferred federal income tax assets in excess of certain defined limitations, non-operating system software and agents' debit balances. Such amounts are included in total assets under GAAP to the extent realizable.

     Aggregate Reserves for Life and Accident and Health Contracts: The aggregate reserves for life and accident and health insurance contracts are based on statutorily prescribed mortality and interest assumptions, rather than on the mortality, interest and withdrawal assumptions anticipated by the Company when the policies were issued, as would be required under GAAP.

     Additional statutory reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

     Universal Life and Annuities: Revenues from universal life insurance and annuity contracts consist of premiums. Benefits consist of mortality, surrenders and changes in the policy reserves. For GAAP, premiums in excess of policy fees and charges are not recorded as revenues but are credited to a fund balance liability. Benefits consist of interest credited to the fund balance and mortality in excess of the fund balance.

     Modified Coinsurance: For statutory accounting, reserves ceded under modified coinsurance agreements are retained by ceding companies. For GAAP, the Company records separate payables and receivables for ceded modified coinsurance contracts.

     Reinsurance Assumed: For statutory accounting, the assets transferred relating to the reinsurance of inforce blocks of business are recorded as components of premiums and annuity considerations in the statement of operations with a corresponding increase in the aggregate reserves for life and accident and health contracts. Under GAAP, the related asset and liability transfers are recorded in the balance sheet only.

     Reinsurance Ceded: For statutory accounting, a liability is provided for unsecured reinsurance ceded to unauthorized companies and changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established with a charge to earnings.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     Under statutory accounting, any increase in surplus, net of federal income taxes, resulting from the reinsurance of life and accident and health inforce business is deferred and credited directly to unassigned surplus and recognized in commissions and expense allowances on reinsurance ceded as earnings emerge from the underlying business. Under GAAP, gains from the reinsurance of inforce blocks of business are deferred and amortized into income over the settlement period of the liabilities assumed.

     Certain policy-related assets and liabilities are reported net of reinsurance ceded. Such netting is not permitted under GAAP unless a legal right of offset exists.

     Federal Income Taxes: Deferred federal income taxes are provided to reflect the net tax effects of temporary differences between the carrying amounts of statutory-basis assets and liabilities and the amounts used for federal income tax purposes. The change in net deferred taxes is charged or credited to surplus. Deferred tax assets in excess of certain defined limitations are excluded from the balance sheet and charged to surplus as a non-admitted asset. Under GAAP, deferred federal income taxes reflect the net tax effect of temporary differences between the carrying amount of GAAP basis assets and liabilities and the amounts used for federal income tax purposes. The change in net deferred taxes, excluding the amount related to other comprehensive income, is a component of net income. A valuation allowance is established for deferred tax assets not expected to be realized.

     ii)Other significant accounting policies include the following:

     Life premiums and annuity considerations are recognized as revenue when due. On universal life-type insurance policies and annuities with life contingencies, premiums and considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received.

     Realized gains and losses from sales of investments are determined using the specific identification basis. The Company performs a periodic review of its investment portfolio to determine if there has been an other than temporary decline in the fair value of any individual securities. The Company considers numerous factors in evaluating each security, including the length of time and the extent to which the fair value has been less than cost, the financial condition and short term prospects of the issuer and the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value. If the Company determines that the decline in fair value below cost is other-than-temporary, the cost basis of the investment is written down to fair value as a new cost basis and the amount of the write down is accounted for as a realized loss.

     Bonds are carried at amortized cost. Premiums and discounts on bonds are amortized or accreted to investment income using the interest method over the contractual lives of the bonds taking into consideration call provisions, or in the case of mortgage and asset backed bonds, over the estimated life of the bond based upon anticipated prepayments at the date of purchase. Prepayment assumptions for mortgage-backed and structured securities are obtained from independent financial services and are applied quarterly. Significant changes in prepayment assumptions are accounted for using the retrospective adjustment method, based upon prepayment assumptions obtained from external pricing services, which are consistent with the current interest rate and economic environment. An internal matrix is used to value non-public issues.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC fair values depending on the assigned credit rating and whether the preferred stock has mandatory sinking fund provisions. Redeemable preferred stocks with NAIC designations of 1 through 3 are stated at book value. Non-redeemable preferred stocks with NAIC designations of 1 through 3 are stated at fair value. Preferred stocks with NAIC designations of 4 through 6 are stated at the lower of cost, amortized cost or fair value.

     The Company does not customarily invest in real estate. However, in conjunction with SRLHA's purchase of VFL, the Company purchased a building and the adjacent property, for $14,920. The building and property are currently classified as held for sale and is carried at the lower of depreciated cost or fair value less encumbrances and estimated cost to sell the property. The building is being depreciated over its estimated useful life of 39 1/2 years. Depreciation expense charged to operations in 2005 and 2004 was $363 and $259, respectively.

     Contract loans are reported at unpaid principal balances.

     Cash includes cash on deposit and cash equivalents, which are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

     Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

     Policy claims and benefits include amounts determined on individual case reported basis for reported claims and estimates of incurred but not reported claims developed on the basis of past experience. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for unpaid claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

     Separate Account Business - The Company maintains deferred variable annuities and variable universal life contracts. The assets and liabilities for these products are almost entirely in the separate accounts of the Company, which are legally segregated and recorded in the accompanying statutory-basis statements of admitted assets, liabilities, capital and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the contract holder and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in revenue in the statutory-basis statements of operations.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     The assets of separate accounts containing variable annuities and variable universal life are carried at fair value and consist primarily of mutual funds held by the Company for the benefit of contract holders. The reserves for these products consist of the fund value less a Commissioner's Annuity Reserve Valuation Method ("CARVM") (for variable annuities) or Commissioners' Reserve Valuation Method ("CRVM") (for variable life) allowance. Deposits received from, and benefits paid to, separate account contract holders are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable life and annuity contracts are not reflected in the Company's statutory-basis statements of operations.

     The assets of separate accounts containing market value adjusted annuities are carried at fair value. Investment income, including realized and unrealized capital gains and losses, related to the assets which support the market value adjusted annuities accrues to the Company. Investment income is recorded by the Company and reflected in the accompanying statutory-basis statements of operations in "Net transfer to (from) Separate Accounts". Liabilities for such contracts are valued using market interest rates.

     Asset-backed securities are stated at either amortized cost or the lower of amortized cost or fair value, and the securities are revalued with new prepayment assumptions using the retrospective or prospective adjustment methodologies based on the types of asset-backed securities. Fixed rate securities are revalued using the retrospective method and variable rate securities are revalued using the prospective method.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties. The fair values of investments in bonds and stocks, presented in
     Note 4, are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services, or in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. For common stock that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

     All other financial instruments are carried at amounts which approximate fair value, except insurance contracts, which are exempt from fair value disclosure requirements. However, the fair value of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates by seeking to match duration of investment cash flows with duration of amounts due under insurance contracts.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

4.   INVESTED ASSETS

     The following tables present the book/adjusted carrying value, gross unrealized gains and losses and estimated fair values of investments in bonds and preferred stocks at December 31:

                                              BOOK/        GROSS         GROSS
                                            ADJUSTED     UNREALIZED    UNREALIZED       FAIR
                                         CARRYING VALUE    GAINS         LOSSES         VALUE
                                          ------------- ------------- ------------- -------------
December 31, 2005
U.S. Government obligations                  $ 375,930   $    34,944   $     1,141    $  409,733
All other Governments                           86,913         5,537           226        92,224
Special revenue and special assessment           1,066            82            16         1,133
Public utilities                               100,703         4,997           470       105,230
Industrial and miscellaneous                 1,085,727        68,465         8,340     1,145,852
Mortgage asset-backed securities               658,637        10,635         9,218       660,053
Credit tenant loans                             17,559           259             -        17,817
                                          ------------- ------------- ------------- -------------
   TOTAL BONDS                             $ 2,326,535   $   124,919   $    19,411   $ 2,432,042
                                          ============= ============= ============= =============
Preferred stocks - unaffiliated            $     9,908   $     3,023   $         -   $    12,931
                                          ------------- ------------- ------------- -------------
   TOTAL PREFERRED STOCKS                  $     9,908   $     3,023   $         -   $    12,931
                                          ============= ============= ------------- =============

DECEMBER 31, 2004
U.S. Government obligations                $   190,562   $    11,752   $     1,461    $  200,853
All other Governments                           45,389           725            27        46,087
Special revenue and special assessment             185            79             -           264
Public utilities                               144,567        10,964           148       155,383
Industrial and miscellaneous                 1,295,369       117,361         2,738     1,409,992
Mortgage asset-backed Securities               749,783        23,482         6,024       767,241
Credit tenant loans                             26,841           503           172        27,172
                                          ------------- ------------- ------------- -------------
   TOTAL BONDS                             $ 2,452,696   $   164,866   $    10,570    $2,606,992
                                          ============= ============= ============= =============

Preferred stocks - unaffiliated            $     9,908   $     3,264   $         -    $   13,172
                                          ------------- ------------- ------------- -------------
   TOTAL PREFERRED STOCKS                  $     9,908   $     3,264   $         -    $   13,172
                                          ============= ============= ============= =============


                                                                                              12

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
-----------------------------------------------------------------------------------------------------------------------------

      The following table presents gross unrealized losses and fair values, aggregated by investment category and length of time for these securities with unrealized losses, at December 31:

                                      LESS THAN TWELVE MONTHS       TWELVE MONTHS OR MORE               TOTAL
                                     -------------------------- ---------------------------- -----------------------------
                                                       GROSS                    GROSS                        GROSS
                                         FAIR       UNREALIZED      FAIR      UNREALIZED        FAIR       UNREALIZED
December 31, 2005                        VALUE        LOSSES        VALUE       LOSSES         VALUE         LOSSES
                                     -------------------------- ------------------------- -----------------------------
U.S. Government obligations             $ 35,527         $ 850    $  5,402     $   291        $ 40,929       $ 1,141
All other Governments                     21,071           225           -           -          21,071           225
Special revenue and assessment               848            16           -           -             848            16
Public utilities                          20,692           444       2,509          27          23,201           471
Industrial and miscellaneous             259,720         6,863      42,058       1,477         301,778         8,340
Mortgage backed securities               335,427         7,154      47,877       2,064         383,304         9,218
                                     -------------------------- ------------------------- -----------------------------
Total bonds                             $673,285      $ 15,552    $ 97,846     $ 3,859       $ 771,131      $ 19,411
                                     ========================== ========================= =============================

DECEMBER 31, 2004
U.S. Government obligations             $ 90,879       $ 1,461           -           -       $  90,879      $  1,461
All other Governments                     14,776            27           -           -          14,776            27
Public utilities                          17,724           148           -           -          17,724           148
Industrial and miscellaneous             181,827         2,738           -           -         181,827         2,738
Mortgage backed securities               160,619         6,024           -           -         160,619         6,024
Credit tenant loans                       27,173           172           -           -          27,173           172
                                     -------------------------- ------------------------- -----------------------------
Total bonds                            $ 492,998      $ 10,570    $      -     $     -       $ 492,998      $ 10,570
                                     ========================== ========================= =============================

     At December 31, 2005, the Company held fifty-seven fixed maturity securities with gross unrealized losses of $3,859 that had been in an unrealized loss position for 12 months or more. Based on an evaluation by the Company (refer to Note 2 for a description of factors considered), such securities were not considered to be other-than-temporarily impaired.

     At December 31, 2005, the contractual maturities of investments in bonds are as follows:

                                                BOOK/ADJUSTED
                                                CARRYING VALUE      FAIR VALUE
                                              ---------------------------------

        Due in one year or less                        $ 7,435         $ 7,417
        Due after one year through five years           88,743          91,175
        Due after five years through ten years         316,913         329,991
        Due after ten years                          1,254,807       1,343,406
        Motgage and asset backed securities            658,637         660,053
                                              ---------------------------------
           Total                                   $ 2,326,535     $ 2,432,042
                                              =================================

     Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     Major sources and related amounts of net investment income are as follows:

                                                 2005             2004
                                            ---------------- ----------------
           Bonds                                  $ 144,300        $ 121,568
           Preferred stocks                             908              999
           Contract loans                             5,824            6,160
           Cash and short-term investments            1,844            1,669
           Other invested assets                      1,124           21,629
                                            ---------------- ----------------
           GROSS INVESTMENT INCOME                  154,000          152,025
           Less: Investment expenses                  6,866            4,506
                                            ---------------- ----------------
           NET INVESTMENT INCOME                  $ 147,134        $ 147,519
                                            ================ ================

     Realized capital gains and losses and proceeds from sales of investments in bonds, excluding calls and maturities and before transfer of certain net gains to the IMR, consist of the following:

                                                            2005             2004
                                                     -----------------  ---------------
         Realized gains                               $       35,539     $     21,703
         Realized losses                                      (3,795)          (5,082)
                                                     -----------------  --------------
         NET REALIZED GAINS FROM SALES OF BONDS       $       31,744     $     16,621
                                                     =================  ==============
         PROCEEDS FROM SALES OF BONDS                 $      614,291     $    699,200
                                                     =================  ===============

     Realized capital losses on total investments include no write downs for securities that experienced an other-than-temporary decline in value in 2005 and 2004.

     The Company is a participant in the Swiss Re Money Market Fund ("SRMMF") governed by an agreement among affiliates whereby participants pool funds and invest primarily in liquid short-term investments. Each participant owns shares in the fund that are carried at a net asset value of $1 per share. Swiss Re Asset Management (Americas) Inc. ("SRAM"), an affiliated entity, is the investment manager of the account and provides related accounting services. At December 31, 2005 and 2004, the Company had $35,862 and $100,804, respectively, invested in SRMMF.

     Proceeds from the sale of stocks were $0 and $14,200 during 2005 and 2004, respectively.

     Cash and securities with carrying values of approximately $7,114 and $8,200, respectively, were deposited by the Company under requirements of regulatory authorities as of December 31, 2005 and 2004.

     In July 2002, the Company entered into an agreement, whereby an insurance subsidiary of The Phoenix Company, Inc. acquired the variable life and annuity business of the Company through a coinsurance arrangement, with modified coinsurance on the Separate Account. Securities with carrying values of approximately $356,686 and $453,461 at December 31, 2005 and 2004, respectively, continue to be held by the Company and are reported as Separate Account assets in the admitted assets section of the statutory-basis statements of admitted assets, liabilities, capital and surplus. See Note 14 for further details.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

5.   LIFE PREMIUMS AND ANNUITY CONSIDERATIONS DUE AND UNCOLLECTED

     The following table reflects due and uncollected life insurance premiums and annuity considerations as of December 31:

                                                      2005
                                                             NET OF
                                                GROSS        LOADING
                                           ---------------------------
      Ordinary life (new business)            $       -     $       -
      Ordinary life (renewal business)          (60,943)      (59,119)
      Group life                                      -             -
                                           ---------------------------
        TOTAL                                 $ (60,943)    $ (59,119)
                                           ===========================

6.   AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH CONTRACTS

     Reserves for life policies and accident and health contracts are generally computed on the net level premium, Commissioners' Reserve Valuation Method ("CRVM") and two-year preliminary term methods, respectively. The reserves are based on statutory mortality, morbidity and interest assumptions without consideration of withdrawals, except for individual Long Term Care, which beginning with 1998 issues do anticipate lapse and withdrawal activity. Accident and health reserves are generally calculated at an interest rate of 4.5% using the 1985 National Nursing Home Survey. Life policy reserves are principally determined by using the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality ("CSOM") tables with valuation interest rates ranging from 2.5% to 6.0%.

     Policy reserves for deferred annuity contracts are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with interest rates ranging from 5.0% to 7.0%. Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. The tabular interest on funds not involving life contingencies has been calculated as the product of the valuation rate of interest times the average daily outstanding deposit fund liability.

     The Company waives deduction of deferred fractional premiums upon deaths of insured and returns any portion of the final premium beyond the date of death. A reserve is held where a surrender value is promised in excess of the legally computed reserves, if any.

     Extra premiums are charged for substandard lives. Mean reserves for substandard policies with flat extra charges are determined by computing the regular mean reserve and adding one-half (1/2) of the extra premium charge for the year. Mean reserves for table related substandard policies are based on appropriate multiples of standard rates of mortality.

     At December 31, 2005 the Company had $2,289,541 of insurance inforce for which the maximum gross premiums are less than the net premiums, according to the standard of valuation set by the Department. Premium deficiency reserves, for the above insurance totaled $43,383 at December 31, 2005. The Company does not utilize anticipated investment income as a factor in the premium deficiency calculation.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     The following table reflects withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31:


                                                                           2005
                                                                           ----
                                                                AMOUNT     % OF TOTAL
                                                              -------------------------
Subject to discretionary withdrawal - with adjustment:          $ 48,263          9.6%
     at book value less surrender charge of 5% or more                 -          0.0%
     at market value                                             268,499         53.5%
                                                              -------------------------
        SUBTOTAL                                                 316,762         63.1%
                                                              -------------------------
Subject to discretionary withdrawal - without adjustment:
     at book value (minimal or no charge or adjustment)          179,540         35.8%
Not subject to discretionary withdrawal                            5,587          1.1%
                                                              -------------------------
       TOTAL (GROSS)                                             501,889        100.0%
                                                                          -------------
Reinsurance ceded                                                (13,675)
                                                              -----------
NET ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES              $ 488,214
                                                              ===========

7.   FEDERAL INCOME TAXES

     The components of the net deferred tax asset ("DTA") at December 31, 2005 and 2004 are as follows:

                                                     DECEMBER 31,
                                            --------------------------------
                                                2005                 2004
                                               -----                -----
Total gross DTAs                             $ 162,882            $ 258,752
Total deferred tax liabilities ("DTL")            (138)              (3,637)
                                            --------------------------------
Net DTA                                        162,744              255,115
Non-admitted DTA                              (139,213)            (235,728)
                                            --------------------------------
Net admitted DTA                             $  23,531            $  19,387
                                            ================================

(Decrease) in nonadmitted DTA                $ (96,515)
                                            ===========

     The dividend paid during 2005 (Note 8) resulted in a tax free distribution of the entire balance in the Company's policyholder surplus account. There are no other unrecognized DTLs.

      Current income taxes incurred consists of the following major components:

                                             Year Ended December 31,
                                           ----------------------------
                                               2005           2004
                                           -------------  -------------

Current year expense                        $     7,100    $   378,452
Prior year return to provision adjustment       (40,998)        (3,290)
                                           -------------  -------------
Federal income taxes incurred               $   (33,898)   $    375,162
                                           =============  =============

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     The components of DTAs and DTLs and changes therein are as follows:

                                                          December 31,
                                                --------------------------------
                                                   2005       2004      Change
                                                --------------------------------
DTAs resulting from book/tax differences in:
Invested assets                                  $ 30,075   $ 44,719  $ (14,644)
Deferred acquisition costs                        111,277    109,322      1,955
Aggregate reserves and contract liabilities        13,201     93,205    (80,004)
Net capital loss carryforward                           -      4,181     (4,181)
Other                                               8,329      7,325      1,004
                                                --------------------------------
Total DTAs                                        162,882    258,752    (95,870)
                                                --------------------------------
DTA non-admitted                                 (139,213)  (235,728)    96,515
                                                --------------------------------
DTA admitted                                       23,669     23,025        645
                                                --------------------------------
DTLs resulting from book/tax differences in:
Other                                                (138)    (3,637)     3,498
                                                --------------------------------
Total DTLs                                           (138)    (3,637)     3,498
                                                --------------------------------
Net admitted DTA                                 $ 23,531   $ 19,387    $ 4,143
                                                ================================

     Total statutory income taxes differ from the amount that would be obtained by applying the federal income tax rate of 35% to net gain from operations and realized capital gains/(losses). Among the more significant book to tax adjustments are the following:

                                                                    Effective
                                      Amount   Tax Effect at 35%     Tax Rate
                                      -----    -----------------     --------
Net gain from operations            $ 112,254          $ 39,289
Realized capital gains                 32,105            11,237
                                   -----------------------------
                                      144,359            50,526          35.0%
Capitalized ceding commissions         (9,469)           (3,314)         -2.3%
Changes in IMR                        (10,211)           (3,574)         -2.5%
Changes in surplus                        612               213           0.2%
Prior period adjustments               41,779            14,623          10.1%
                                   --------------------------------------------
                                    $ 167,070         $  58,474          40.5%
                                   ============================================

Federal income taxes incurred                         $ (33,898)        -23.5%
Change in net deferred income taxes                      92,372          64.0%
                                              ---------------------------------
Total statutory income taxes                           $ 58,474          40.5%
                                              =================================

     At December 31, 2005, the Company had no loss carryovers.

     The amount of federal income taxes incurred and available for recoupment in the event of future tax losses is:

                                2005           $   7,100

                                2004           $  11,484

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     The Company is included in a consolidated federal life insurance company income tax return filed by the Company's Parent. Companies included in the consolidated return are as follows:

      Swiss Re Life & Health America Inc.
      Reassure America Life Insurance Company
      Southwestern Life Insurance Company
      Valley Forge Life Insurance Company
      Aldgate Reinsurance Company Limited
      Atlantic Reinsurance Company Ltd (from the date of its contribution to the Parent on December 21, 2005)

     The method of allocation among the companies is subject to a written agreement approved by the Board of Directors. Allocation is based upon separate return calculations with credit for net losses when utilizable on a separate company basis or in consolidation. Intercompany balances are settled annually. At December 31, 2005 and 2004, the Company had a payable to its parent under the agreement of $7,100 and $52,481, respectively.

     Prior to its acquisition by SRLHA, the Company was included in the consolidated federal income tax return of Loews.

8.   CAPITAL AND SURPLUS

     Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under these requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At both December 31, 2005 and 2004 the Company exceeded the minimum RBC requirements.

     Under Indiana insurance regulations, the Company is limited in the amount of dividends it may pay its shareholders. The maximum dividend is limited to the greater of the prior year's net income or 10% of the prior year's earned surplus. Extraordinary dividends above the general statutory limitations may be paid with the prior approval of the Department.

     In June 2005, after receiving approval from the Department, VFL paid a cash dividend to it's shareholder of record SRLHA of $335,000. Of the payment, $169,991 was the balance of unassigned surplus at December 31, 2004, and $165,009 represented a return of investment.

     The Company capitalized ceding commissions (net of taxes) of $0 and $222,690, and amortized $9,468 and $19,352 as commissions and expense allowances on reinsurance ceded in its Summary of Operations for 2005 and 2004, respectively.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     There were no restrictions placed on the Company's surplus, including for whom the surplus is being held. The reported unassigned funds (surplus) is represented or reduced by each of the following items:

                                                     December 31,
                                             --------------------------
                                                  2005          2004
                                             -------------- ------------
Unrealized (losses) and gains, net of tax      $         -   $     (989)
Non-admitted asset values                         (139,437)    (236,575)
Asset valuation reserves                            (9,706)      (6,932)
Unauthorized reinsurance                           (11,145)      (8,449)

9. REINSURANCE

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established.

     None of the Company's non-affiliated reinsurers are owned in excess of 10% or are controlled, either directly or indirectly, by the Company or by any representative, officer, trustee, or director of the company. None of the policies issued by the Company have been reinsured with a company chartered in a country other than the United States (excluding U.S. Branches of such companies) that is owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or an insured or any other person not primarily engaged in the insurance business.

     Effective April 30, 2004, the Company entered into a funds withheld reinsurance agreement to cede certain life insurance contracts to its ultimate parent, SRZ. As a result of the agreement, the Company ceded approximately $929,100 in reserves and established a funds withheld liability. This resulted in an after tax gain of $211,900 which is deferred and is being amortized over approximately 20 years. The funds held liability balance at December 31, 2005 and 2004 was $744,603 and $627,217, respectively. Interest expense on the funds withheld balance amounted to $35,746 and $19,206 for the years ended December 31, 2005 and 2004, respectively.

     Effective December 31, 2004, a reinsurance agreement with SRLHA for certain life insurance contracts was recaptured for administrative ease. Concurrently, the Company entered into a funds withheld reinsurance agreement to cede the recaptured business to an affiliate, European Reinsurance Company, Bermuda Branch ("ErzBB"). In accordance with the terms of the agreement, the Company transferred to ErzBB approximately $111,500 of reserves and established a funds withheld liability. The Funds withheld liability balance at December 31, 2005 and 2004 was $96,905 and $81,350, respectively. Interest expense on the funds withheld balance amounted to $5,248 and $0 for the years ended December 31, 2005 and 2004, respectively.

     The Company's policy generally is to require collateral from those reinsurers not authorized to conduct reinsurance business in Indiana in an amount at least equal to the statutory reserves reinsured. Collateral held, in the form of letters of credit trust agreements and funds withheld, was $1,570,706 and $1,275,500, at December 31, 2005 and 2004, respectively.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. No uncollectible reinsurance was written off during the year.

     The Company retrocedes a substantial portion of assumed risks to SRZ, ErzBB, and SRLHA, each affiliated companies. Currently no agreements are open for retroceding new business to non-affiliated companies. Reinsurance ceded to affiliated and non-affiliated companies (reduced) increased amounts reported in the accompanying financial statements at December 31, 2005 and 2004, and the years then ended, as follows:

     DECEMBER 31, 2005

     Balance Sheet                                               Affiliated      Non-Affiliated      Total
     --------------------------------------------------------- ---------------- --------------- ----------------
     Aggregate reserves and contract claims liabilities
       for life, annuity and accident and health contracts     $(1,673,901)     $   (1,485,282)  $   (3,159,183)
     Funds held for reinsurers                                     841,508                   -          841,508
     Reinsurance in unauthorized companies                               -              19,463           19,463

     Income Statement                                            Affiliated     Non-Affiliated       Total
     -------------------------------------------------------------------------- --------------- ----------------
     Premiums and annuity considerations                       $  (238,280)     $     (315,815)  $     (554,095)
     Increase in reserves                                         (307,582)           (252,805)        (560,387)
     Interest on funds withheld for reinsurers                      40,995                   -           40,995


     DECEMBER 31, 2004

     Balance Sheet                                               Affiliated     Non-Affiliated       Total
     ------------------------------------------------------------------------- --------------- ----------------
     Aggregate reserves and contract claims liabilities
       for life, annuity and accident and health contracts     $(1,334,329)     $   (1,180,271)  $   (2,514,600)
     Funds held for reinsurers                                     708,567                   -          708,567
     Reinsurance in unauthorized companies                               -               8,449            8,449

     Income Statement                                            Affiliated     Non-Affiliated       Total
     ------------------------------------------------------------------------- --------------- ----------------
     Premiums and annuity considerations                       $  (223,223)     $     (321,156)  $     (544,379)
     Increase in reserves                                         (979,983)             40,319         (939,664)
     Interest on funds withheld for reinsurers                      19,206                   -           19,206


     For the years ended December 31, 2005 and 2004, respectively, ceded premiums included $0 and $223,200 that were ceded to CAC.

     The majority of life premium revenue is from long duration contracts, while the accident and health premium is generally for short duration contracts. Effective April 30, 2004, all accident and health premium is ceded to CCC.

10.  RELATED PARTY

     See Note 9 for disclosures regarding the Company's reinsurance activity with affiliates.

     The Company had net amounts due from affiliates of $2,317 for the year ended December 31, 2005 and net amounts due to affiliates of $2,090 for the year ended December 31, 2004. Settlements take place quarterly.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     Effective April 30, 2004, SRAM, an affiliated entity, provides the Company with investment management and investment accounting services. SRAM manages the Company's portfolio of investments on behalf of and within the parameters established by the Company. The Company pays SRAM a fee for services based upon the fair value of the securities in the Company's portfolio. Fees are payable quarterly in advance and amounted to $3,285 in 2005 and $1,608 in 2004.

     Prior to its acquisition by SRLHA, under a pooling agreement, the Company ceded 100% of its net business before pooling to CAC and in turn received 10% of the pooled underwriting results of CAC and the Company. CAC retained 90% of the pooled results. Effective January 1, 2004, the pooling agreement was commuted, with each company recapturing the business formerly ceded to the pool. As a result of the commutation, total assets and total liabilities each increased by approximately $1,715,000 during 2004. In conjunction with the commutation, the Company recorded a capital contribution of $311,800 from its former parent, CAC, to account for the deferred taxes associated with the transfer of the assets and liabilities during 2004. As a result, the commutation had no net impact on surplus.

11.  COMMITMENTS AND CONTINGENCIES

     From time to time, legal actions against the Company have arisen in the ordinary course of its business. In the judgment of management, resolution of contingent liabilities, income taxes, and other matters would not have a material effect on the Company's statutory surplus or results of operation.

12.  BENEFIT PLANS

     DEFINED BENEFIT PLAN

     Prior to April 30, 2004, the Company participated in the noncontributory defined benefit pension plan of CNAF. For the years ended December 31, 2005 and 2004, the Company recorded a Pension expense of $0 and $600, respectively, while a member of the CNA Group.

     DEFINED CONTRIBUTION PLAN

     The Swiss Re Group U.S. Employees' Savings Plan (the "Savings Plan") is a defined contribution plan in which eligible employees of the Company may elect to participate. The Savings Plan provides for contributions by employees and matching contributions by the Company, subject to certain limitations. Matching contributions of $1,280 and $400 were made in 2005 and 2004, respectively.

13.  PARTICIPATING POLICIES

     As of December 31, 2005 and 2004, the Company's participating policies represented less than 1% of total in force. Dividends are accounted for on the policy anniversary. A liability is established for dividends anticipated to be paid in the subsequent calendar year. As of December 31, 2005 and 2004, respectively, the Company incurred $4,443 and $4,301 in dividend expense. The Company did not allocate any additional income to participating policyholders during these years.

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

14.  SEPARATE ACCOUNTS

     The following tables set forth Separate Accounts Reserves by asset valuation basis and Separate Accounts Reserves by withdrawal characteristics as of December 31, 2005 and 2004.


                                                  Nonindexed     Nonindexed    Nonguaranteed
December 31, 2005                                  Guarantee     Guarantee       Separate
                                                less than/= 4% greater than 4%   Accounts          Total
                                                 -----------------------------------------------------------
Premiums, deposits and
other considerations:                             $         -   $        -       $  4,462        $   4,462
                                                 ===========================================================
Reserves by valuation basis:
                    Fair value                    $         -   $   48,621       $ 296,075       $ 344,696
                    Amortized cost                          -            -               -               -
                                                 -----------------------------------------------------------
                    Total reserves                $         -   $   48,621       $ 296,075       $ 344,696
                                                 ===========================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal
                    With market value adjustment  $         -   $   48,621       $      -        $  48,621
                    At market value                         -            -         296,075         296,075
                                                 -----------------------------------------------------------
Total                                             $         -   $   48,621       $ 296,075       $ 344,696
                                                 ===========================================================

                                                  Nonindexed     Nonindexed    Nonguaranteed
December 31, 2004                                  Guarantee     Guarantee       Separate
                                                less than/= 4% greater than 4%   Accounts          Total
                                                 -----------------------------------------------------------
Premiums, deposits and
other considerations:                             $         -   $        -       $   6,272       $   6,272
                                                 ===========================================================

Reserves by valuation basis:
                    Fair value                    $         -   $   67,951       $ 371,186       $ 439,137
                    Amortized cost                          -            -               -               -
                                                 -----------------------------------------------------------
                    Total reserves                $         -   $   67,951       $ 371,186       $ 439,137
                                                 ===========================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal
                    With market value adjustment  $         -   $   67,951       $       -       $  67,951
                    At market value                         -            -         371,186         371,186
                                                 -----------------------------------------------------------
Total                                             $         -   $   67,951       $ 371,186       $ 439,137
                                                 ===========================================================

                                                                                                          22

VALLEY FORGE LIFE INSURANCE COMPANY
Notes to Financial Statements (Statutory-Basis)
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

     The following table reconciles net transfers (from) to Separate Accounts.

                                                                       December 31,
                                                                --------------------------
                                                                    2005          2004
                                                                ------------  ------------
Transfers as reported in the Statements of Operations of the
Separate Accounts Annual Statement:
  Transfers to separate accounts                                    $ 4,462    $    6,272
  Transfers from separate accounts                                 (121,312)      (80,803)
                                                                ------------  ------------
  Net transfers to separate accounts                             $ (116,850)   $  (74,531)
Reconciling adjustments: Reinsurance to Phoenix                     116,850        74,531
                                                                ------------  ------------
Transfers as reported in the Statements of Operations            $        -    $        -
                                                                ============  ============

     Variable Life and Annuity Transaction - Effective July 1, 2002 the Company entered into modified coinsurance and coinsurance agreements to cede its variable life and annuity net liabilities (primarily separate account policy reserves) to an insurance subsidiary of The Phoenix Companies, Inc. This resulted in an after tax gain of $20,150, which is deferred and amortized over the expected life of the policies. The amount recognized as income was $5,757 and $8,900 in 2005 and 2004, respectively.

15.  SUBSEQUENT EVENTS

     On April 14, 2006, the Company's Board of Directors declared a proposed cash dividend and the Company filed an application with the Department to pay such dividend in the amount of $220,000 to its Parent, SRLHA. The proposed dividend will be payable to SRLHA upon the Department's approval.

     On April 17, 2006, the Company sold its Nashville facility for $17,639 and realized a gain from the sale of $3,605 which will be included in the Company's Statement of Operations for the year ended December 31, 2006.

VALLEY FORGE LIFE INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

Investment income earned
 Government bonds                                                   $    20,570
 Other bonds (unaffiliated)                                             123,730
 Preferred stocks (unaffiliated)                                            908
 Real estate                                                                570
 Contract loans                                                           5,824
 Cash and short-term investments                                          1,844
 Aggregate write-ins for investment income                                  554
                                                                   -------------
Gross investment income                                             $   154,000
                                                                   =============

Bonds and short-term investments by maturity and class
 Bonds and short-term investments by maturity (amortized cost):
  Due within one year or less                                       $    98,216
  Over one year through five years                                      282,875
  Over five years through ten years                                     653,454
  Over ten years through twenty years                                   649,483
  Over twenty years                                                     678,610
                                                                   -------------
   Total by maturity                                                $ 2,362,638
                                                                   =============

Bonds and short-term investments by class (amortized cost)
 Class 1                                                            $ 1,809,168
 Class 2                                                                471,866
 Class 3                                                                 44,353
 Class 4                                                                 37,251
 Class 5                                                                      -
 Class 6                                                                      -
                                                                   -------------
  Total by class                                                    $ 2,362,638
                                                                   =============

VALLEY FORGE LIFE INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------

LIFE INSURANCE IN FORCE
  Ordinary                                                               $ 278,314,742
  Group life                                                                   873,247

AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER ORDINARY POLICIES
  Ordinary                                                               $   2,930,288
  Group life                                                                         -

LIFE INSURANCE POLICIES WITH DISABILITY PROVISIONS IN FORCE
  Ordinary                                                               $   7,299,925
  Group life                                                                    39,318

SUPPLEMENTAL CONTRACTS IN FORCE
  Ordinary - not involving life contingencies - income payable           $           -
  Ordinary - not involving life contingencies - amount on deposit                    -
  Group - not involving life contingencies - income payable                          -

  Ordinary - involving life contingencies - income payable                           -
  Group - involving life contingencies - income payable                              -

ANNUITIES (ORDINARY)
  Immediate - amount of income payable                                   $           -
  Deferred - fully paid account balance                                         82,093
  Deferred - not fully paid account balance                                          -
  Group - Amount of income payable                                                   -
  Group - fully paid account balance                                                 -
  Group - not fully paid account balance                                             -

ACCIDENT AND HEALTH INSURANCE - PREMIUMS IN FORCE
  Ordinary                                                               $           -
  Group                                                                              -

DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS
  Deposit funds - account balance                                        $         173
  Dividend accumulations - account balance                                         370

VALLEY FORGE LIFE INSURANCE COMPANY
Supplemental Schedule of Investment Risks Interrogatories
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------


1. The Company's total admitted assets as reported in the Statements of Admitted Assets, Liabilities and Surplus was $2,941,102 at December 31, 2005.

2. The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, U.S. government agency securities and those U.S. Government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans at December 31, 2005 are as follows:

                                                                % OF TOTAL
   INVESTMENT CATEGORY                        AMOUNT         ADMITTED ASSETS
   ---------------------------------------------------------------------------
    Aid-Israel                              $ 62,169              2.1%
    Morgan Stanley Dean Witter                41,618              1.4%
    Residential Funding Corp                  35,570              1.2%
    Bank of America                           28,071              1.0%
    UBS AG                                    22,089              0.8%
    Countrywide Alternative                   21,190              0.7%
    Wachovia Corp                             20,615              0.7%
    Merrill Lynch                             19,943              0.7%
    Wells Fargo Home Equity Trust             19,491              0.7%
    Equity Office Properties                  19,295              0.7%

3. The amounts and percentages of the Company's total admitted assets held in bonds and preferred stocks by NAIC rating is as follows:

       BONDS                                      PREFERRED STOCK
   -------------------------------------------   -----------------------------
   NAIC-1       $ 1,809,168     71.6%   P/RP-1     $     -           0.0%
   NAIC-2           471,866     18.7%   P/RP-2       9,908           0.4%
   NAIC-3            44,353      1.8%   P/RP-3           -           0.0%
   NAIC-4            37,251      1.5%   P/RP-4           -           0.0%
   NAIC-5                 -      0.0%   P/RP-5           -           0.0%
   NAIC-6                 -      0.0%   P/RP-6           -           0.0%


4. Assets held in foreign investments are greater than 2.5% of the Company's total admitted assets. Total admitted assets held in foreign investments were $216,506; there were no foreign- currency-denominated investments or insurance liabilities.

5. The aggregate foreign investment exposure categorized by the country's NAIC sovereign rating is as follows:

                                                         % OF TOTAL ADMITTED
                                              AMOUNT             ASSETS
                                       ---------------   --------------------
    Countries rated NAIC-1                  $ 188,176           6.5%
    Countries rated NAIC-2                     12,770           0.4%
    Countries rated NAIC-3 or below            15,560           0.5%
                                       ---------------   --------------------
                                            $ 216,506           7.4%
                                       ===============   ====================

VALLEY FORGE LIFE INSURANCE COMPANY
Supplemental Schedule of Investment Risks Interrogatories
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------


6. The two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating is as follows:

                                           AMOUNT          PERCENTAGE
                                      ------------------  -------------
    COUNTRIES RATED NAIC 1
      Israel                              $ 62,169            2.5%
      United Kingdom                        55,019            2.2%

    COUNTRIES RATED NAIC -2
      Mexico                                12,770            0.5%


    COUNTRIES RATED NAIC-3 OR BELOW
      Panama                                10,399            0.4%
      Supra National                         5,162            0.2%

7. The Company has no hedged foreign currency investments.

8. The Company has no hedged foreign currency investments.

9. The Company has no hedged foreign currency investments.

10. The 10 largest non-sovereign foreign issues by NAIC rating:

                                                          PERCENTAGE OF
                                                         TOTAL ADMITTED
    INVESTMENT CATEGORY                 AMOUNT               ASSETS
    ------------------------------------------------   -------------------
    RAS Laffan Liquified               $ 11,086               0.4%
    Household Finance Corp.              10,814               0.4%
    Carnival Corp.                       10,399               0.4%
    Wolseley Capital Inc.                10,000               0.3%
    United Overseas Bank                  9,997               0.3%
    Centaur Funding Corp.                 9,908               0.3%
    Hydro One Inc.                        9,565               0.3%
    Barclays Bank                         7,605               0.3%
    Koninklijke KPN NV                    6,325               0.2%
    Sabmiller PLC                         5,987               0.2%


11. Assets held in Canadian investments are less than 2.5% of the Company's total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

13. Assets held in equity interest are less than 2.5% of the Company's total admitted assets.

14. Assets held in non-affiliated, privately placed equities are less than 2.5% of the Company's total admitted assets.

15. Assets held in general partnership interests are less than 2.5% of the Company's total admitted assets.

VALLEY FORGE LIFE INSURANCE COMPANY
Supplemental Schedule of Investment Risks Interrogatories
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------


16. Mortgage loans reported in Schedule B are less than 2.5% of the Company's total admitted assets.

17. Assets held in real estate are less than 2.5% of the Company's total admitted assets.

18. The amounts and percentages of the Company's total admitted assets do not include the investment types listed below because the Company did not own any of these investments at 12/31/2005.

          Securities Lending
          Repurchase agreements
          Reverse repurchase agreements
          Dollar repurchase agreements
          Dollar reverse repurchase agreements

19.  The Company has no warrants.

20.  The Company has no potential exposure for collars, swaps or forwards.

21.  The Company has no potential exposure for futures contracts.

VALLEY FORGE LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2005 (in thousands)
--------------------------------------------------------------------------------


                                                                                       ADMITTED ASSETS AS REPORTED IN
                                                           GROSS INVESTMENT HOLDINGS       THE ANNUAL STATEMENT
                                                          --------------------------- --------------------------------
                                                               AMOUNT           %            AMOUNT             %
                                                          -------------- ------------ ----------------- --------------
BONDS
U.S. treasury securities                                         $ 8,714       0.356%           $ 8,714         0.356%

U.S. government agency and corporate
obligations (excluding mortgage-backed securities)
Issued by U.S. government agencies                                     -       0.000%                 -         0.000%
Issued by U.S. government sponsored agencies                     367,217      15.003%           367,217        15.003%

Foreign government (including Canada, excluding mortgage          86,913       3.551%            86,913         3.551%
-backed securities)

Securities issued by states, territories and
possessions and political subdivisions in the U.S.:
  State, territory and possession general obligations                  -       0.000%                 -         0.000%
  Political subdivisions of states, territories and
  possessions general obligations                                      -       0.000%                 -         0.000%
  Revenue and assessment obligations                               1,066       0.044%             1,066         0.044%
  Industrial development and similar obligations                       -       0.000%                 -         0.000%
Mortgage-backed securities
(includes residential and commercial MBS):
  Pass-through securities:
   Guaranteed by GNMA                                             22,804       0.932%            22,804         0.932%
   Issued by FNMA and FHLMC                                       69,807       2.852%            69,807         2.852%
   All other                                                           -       0.000%                 -         0.000%
CMOs and REMICs
   Issued by GNMA, FNMA and FHLMC                                449,225      18.353%           449,225        18.353%
   All other privately issued                                    107,917       4.409%           107,917         4.409%

OTHER DEBT AND OTHER FIXED INCOME SECURITIES
  (excluding short term):
  Unaffiliated domestic securities                             1,041,151      42.536%         1,041,151        42.536%
   (includes credit tenant loans rated by the SVO)
  Unaffiliated foreign securities                                171,721       7.016%           171,721         7.016%

EQUITY INTEREST
  Preferred stock                                                      -       0.000%                 -         0.000%
  Unaffiliated                                                     9,908       0.405%             9,908         0.405%

OTHER EQUITY SECURITIES
  Affiliated                                                           -       0.000%                 -         0.000%

MORTGAGE LOANS
  Single family residential                                            -       0.000%                 -         0.000%
  Commericial loans                                                    -       0.000%                 -         0.000%

REAL ESTATE INVESTMENTS
  Property held for sale                                          14,298       0.584%            14,298         0.584%

CONTRACT LOANS                                                    92,659       3.786%            92,659         3.786%

RECEIVABLE FOR SECURITIES                                              1       0.000%                 1         0.000%

CASH AND SHORT-TERM INVESTMENTS                                    4,296       0.176%             4,296         0.176%

OTHER INVESTED ASSETS                                                  -       0.000%                 -         0.000%
                                                         ------------------------------------------------------------
  TOTAL INVESTED ASSETS                                       $2,447,697     100.000%       $ 2,447,697       100.000%
                                                         ============================================================

VALLEY FORGE LIFE INSURANCE COMPANY
Note to Supplemental Schedule of Selected Statutory-Basis Financial Data December 31, 2005 (in thousands)
-------------------------------------------------------------------------------


      NOTE - BASIS OF PRESENTATION

      The accompanying schedules present selected statutory-basis financial data as of December 31, 2005 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners' Annual Statement Instructions and agrees to or is included in the amounts reported in the Company's 2005 Statutory Annual Statement as filed with the Indiana Department of Insurance.